UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-07470

CARILLON SERIES TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

KATHY KRESCH INGBER, ESQ.

K&L Gates, LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Item 1. Reports to Shareholders

Semiannual Report for the six-month period ended April 30, 2019 (unaudited)

Equity Funds

Carillon ClariVest Capital Appreciation Fund

Carillon ClariVest International Stock Fund

Carillon Cougar Tactical Allocation Fund

Carillon Eagle Growth & Income Fund

Carillon Eagle Mid Cap Growth Fund

Carillon Eagle Small Cap Growth Fund

Carillon Scout International Fund

Carillon Scout Mid Cap Fund

Carillon Scout Small Cap Fund

Fixed Income Funds

Carillon Reams Core Bond Fund

Carillon Reams Core Plus Bond Fund

Carillon Reams Unconstrained Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund or your financial intermediary electronically by going to carillontower.com/eDelivery.

You may elect to receive all future reports in paper free of charge. You can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 800.421.4184, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing a Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper from a Fund will apply to all Funds held with the Carillon Mutual Funds or your financial intermediary, as applicable.

880 Carillon Parkway  |  St. Petersburg, FL 33716  |  800.421.4184  |  carillontower.com

Not FDIC Insured	May Lose Value	No Bank Guarantee

Carillon Fund Distributors, Inc. , Member FINRA

President’s Letter1
Investment Portfolios
Carillon ClariVest Capital Appreciation Fund2
Carillon ClariVest International Stock Fund3
Carillon Cougar Tactical Allocation Fund5
Carillon Eagle Growth & Income Fund5
Carillon Eagle Mid Cap Growth Fund6
Carillon Eagle Small Cap Growth Fund8
Carillon Scout International Fund9
Carillon Scout Mid Cap Fund11
Carillon Scout Small Cap Fund13
Carillon Reams Core Bond Fund14
Carillon Reams Core Plus Bond Fund17
Carillon Reams Unconstrained Bond Fund20

Statements of Assets and Liabilities23
Statements of Operations26
Statements of Changes in Net Assets29
Financial Highlights32
Notes to Financial Statements41
Understanding Your Ongoing Costs54
Approval of Subadvisory Agreement56
Principal Risks57

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President’s Letter

Dear Fellow Shareholders:

I am pleased to present the semi-annual report of the Carillon Family of Funds for the six-month period that ended April 30, 2019.

This period included one of the worst Decembers for the stock market since the Great Depression, yet also one of the strongest four-month starts in decades. The same period also provided a reminder—if any was needed—that capital markets can be volatile. The U.S. Federal Reserve, after raising interest rates and selling assets through 2018, shifted sharply to a dovish stance with no immediate rate increases forecast and a pause in “quantitative tightening.” Inflation appears to be at bay, even amid strong employment and rising wages.

We see potential in market volatility for our investment managers and their research-driven strategies. In such an environment, experienced, research-based teams can consider specific investment opportunities. We believe that Carillon’s ability to offer investors a diverse array of quality strategies, including small-cap, mid-cap, large-cap and international equities, fixed-income and tactical allocation, can help navigate current conditions and build long-term plans. As part of our continued commitment to providing active investing solutions, on April 1, 2019, Eagle Asset Management, Inc.1 acquired full ownership of ClariVest Asset Management LLC1, the San Diego-based firm in which it previously held a minority stake. This further strengthens our partnership as we work together to serve clients.

We believe that investors should not let short-term volatility deter them from their long-term focus; now may be a good time to work with your financial advisor and to be deliberate in your investment planning and decision-making.

As with all investments, investing in any mutual fund carries certain risks. The principal risk factors for each fund are described at the end of this report. Carefully consider the investment objectives, charges and expenses of any fund before you invest. Contact us at 800.421.4184 or carillontower.com or call your financial advisor for a prospectus, or summary prospectus, which contains this and other important information about the Carillon Family of Funds. Read the prospectus, or summary prospectus, carefully before you invest or send money.

We are grateful for your continued support of the Carillon Family of Funds and hope that we can continue to be a partner in helping you achieve your long-term financial goals.

Sincerely,

J. Cooper Abbott, CAIA, CFA

President

June 19, 2019

Performance data represented are historical and do not guarantee future results. Investment return and principal value of an investment will fluctuate, and you may have a gain or loss when you sell shares. Current performance may be higher or lower than the performance data quoted. To obtain more current performance data as of the most recent month-end, please visit our website at carillontower.com.

1 Carillon Tower Advisers, Inc., is the investment adviser for the Carillon Family of Funds, and Eagle Asset Management, Inc., and ClariVest Asset Management LLC are sub-advisers to certain of the Carillon Family of Funds.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

1

Investment Portfolios

(UNAUDITED)	04.30.2019

CARILLON CLARIVEST CAPITAL APPRECIATION FUND
COMMON STOCKS—99.2%	Shares	Value
Aerospace & defense—1.4%
The Boeing Co.	20,100	$7,591,569

Airlines—1.7%
Delta Air Lines, Inc.	43,700	2,547,273
United Continental Holdings, Inc.*	75,200	6,682,272

Beverages—1.2%
Keurig Dr Pepper, Inc.	105,500	3,066,885
The Coca-Cola Co.	76,300	3,743,278

Biotechnology—2.9%
AbbVie, Inc.	67,700	5,374,703
Amgen, Inc.	43,600	7,818,352
Celgene Corp.*	28,100	2,659,946

Communications equipment—1.5%
Cisco Systems, Inc.	146,500	8,196,675

Consumer finance—0.6%
Capital One Financial Corp.	33,300	3,091,239

Containers & packaging—0.4%
Owens-Illinois, Inc.	112,200	2,217,072

Electronic equipment, instruments & components—0.7%
Keysight Technologies, Inc.*	41,200	3,585,636

Entertainment—2.2%
Netflix, Inc.*	13,200	4,891,128
The Walt Disney Co.	51,300	7,026,561

Equity real estate investment trusts (REITs)—2.9%
Medical Properties Trust, Inc.	145,832	2,546,227
Omega Healthcare Investors, Inc.	64,900	2,296,811
Realty Income Corp.	30,600	2,142,306
Simon Property Group, Inc.	37,600	6,531,120
Welltower, Inc.	33,600	2,504,208

Food & staples retailing—1.0%
Wal-Mart, Inc.	52,900	5,440,236

Food products—0.9%
Archer-Daniels-Midland Co.	31,000	1,382,600
Tyson Foods, Inc., Class A	49,700	3,727,997

Health care equipment & supplies—1.5%
Intuitive Surgical, Inc.*	9,400	4,799,922
The Cooper Companies, Inc.	11,300	3,276,096

Health care providers & services—3.7%
Centene Corp.*	78,140	4,028,898
UnitedHealth Group, Inc.	69,400	16,175,058

Hotels, restaurants & leisure—1.3%
Dominos Pizza, Inc.	11,500	3,111,670
Wyndham Destinations, Inc.	42,700	1,860,012
Wyndham Hotels & Resorts, Inc.	42,659	2,376,960

Household products—0.6%
The Procter & Gamble Co.	32,500	3,460,600

Insurance—1.4%
The Progressive Corp.	97,600	7,627,440

Interactive media & services—9.3%
Alphabet, Inc., Class A*	13,514	16,202,745
Alphabet, Inc., Class C*	13,512	16,058,742
Facebook, Inc., Class A*	78,600	15,201,240
Twitter, Inc.*	96,100	3,835,351

COMMON STOCKS—99.2%	Shares	Value
Internet & direct marketing retail—4.9%
Amazon.com, Inc.*	14,100	$27,163,932

IT services—11.1%
Amdocs Ltd.	7,300	402,084
Fiserv, Inc.*	80,400	7,014,096
Global Payments, Inc.	24,100	3,520,287
MasterCard, Inc., Class A	67,130	17,067,131
PayPal Holdings, Inc.*	60,000	6,766,200
Visa, Inc., Class A	120,000	19,731,600
Worldpay, Inc., Class A*	57,846	6,780,130

Life sciences tools & services—1.5%
Thermo Fisher Scientific, Inc.	29,900	8,295,755

Machinery—3.1%
Caterpillar, Inc.	38,700	5,395,554
Cummins, Inc.	26,100	4,340,169
Ingersoll-Rand PLC	41,400	5,076,054
Oshkosh Corp.	26,700	2,205,153

Media—1.1%
Comcast Corp., Class A	144,000	6,268,320

Metals & mining—0.3%
Steel Dynamics, Inc.	58,200	1,843,776

Multiline retail—1.5%
Kohl’s Corp.	70,733	5,029,116
Target Corp.	43,200	3,344,544

Oil, gas & consumable fuels—0.3%
Phillips 66	15,800	1,489,466

Pharmaceuticals—2.5%
Eli Lilly & Co.	21,200	2,481,248
Johnson & Johnson	19,100	2,696,920
Merck & Co., Inc.	110,000	8,658,100

Real estate management & development—1.1%
CBRE Group, Inc., Class A*	111,285	5,794,610

Road & rail—3.3%
CSX Corp.	85,800	6,832,254
Norfolk Southern Corp.	29,300	5,977,786
Union Pacific Corp.	30,500	5,399,720

Semiconductors & semiconductor equipment—3.6%
Broadcom, Inc.	18,900	6,017,760
Intel Corp.	51,100	2,608,144
KLA-Tencor Corp.	30,600	3,900,888
Micron Technology, Inc.*	63,200	2,658,192
Xilinx, Inc.	38,600	4,637,404

Software—15.7%
Adobe, Inc.*	46,400	13,421,200
Microsoft Corp.	341,800	44,639,080
Palo Alto Networks, Inc.*	15,200	3,782,216
salesforce.com, Inc.*	53,900	8,912,365
SS&C Technologies Holdings, Inc.	54,700	3,701,002
Synopsys, Inc.*	68,700	8,318,196
Workday, Inc., Class A*	17,200	3,536,836

Specialty retail—5.1%
Advance Auto Parts, Inc.	20,800	3,459,456
AutoZone, Inc.*	2,600	2,673,606
Burlington Stores, Inc.*	13,781	2,327,749
Foot Locker, Inc.	36,400	2,082,444

2	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2019

CARILLON CLARIVEST CAPITAL APPRECIATION FUND (cont’d)
COMMON STOCKS—99.2%	Shares	Value
Specialty retail (cont’d)
Ross Stores, Inc.	40,500	$3,955,230
The Home Depot, Inc.	65,800	13,403,460

Technology hardware, storage & peripherals—6.9%
Apple, Inc.	160,066	32,120,444
NetApp, Inc.	82,100	5,980,985

Textiles, apparel & luxury goods—1.2%
Capri Holdings Ltd.*	45,411	2,001,717
PVH Corp.	37,600	4,850,024

Trading companies & distributors—0.8%
United Rentals, Inc.*	32,900	4,636,268
Total common stocks (cost $358,140,883)		546,277,499

Total investment portfolio (cost $358,140,883)—99.2%		546,277,499

Other assets in excess of liabilities—0.8%		4,534,540

Total net assets—100.0%		$550,812,039

* Non-income producing security

Sector allocation

Sector	Percent of net assets
Information technology	39.5%
Consumer discretionary	14.1%
Communication services	12.6%
Health care	12.0%
Industrials	10.3%
Real estate	4.0%
Consumer staples	3.8%
Financials	1.9%
Materials	0.7%
Energy	0.3%

CARILLON CLARIVEST INTERNATIONAL STOCK FUND
COMMON STOCKS—98.1%	Shares	Value
Australia—1.8%
Qantas Airways Ltd.	24,769	$97,979
Santos Ltd.	23,493	118,889
St Barbara Ltd.	15,635	35,320

Belgium—0.6%
Anheuser-Busch InBev S.A./N.V.	306	27,206
UCB SA	768	61,040

Denmark—1.6%
GN Store Nord A/S	996	51,050
Novo Nordisk A/S	2,100	102,889
Royal Unibrew A/S	935	67,093

Finland—1.0%
Neste OYJ	4,209	139,119

COMMON STOCKS—98.1%	Shares	Value
France—11.3%
Air France-KLM*	7,785	$89,835
Cie Generale des Etablissements Michelin	1,402	181,294
Eiffage S.A.	2,176	227,200
ENGIE S.A.	7,877	116,915
Kering S.A.	243	143,797
Pernod Ricard S.A.	384	66,957
Peugeot S.A.	9,702	254,376
Renault S.A.	1,442	98,383
Sanofi	1,927	168,130
VINCI S.A.	1,902	192,096

Germany—5.6%
Allianz SE	1,471	355,563
CANCOM SE	1,287	65,140
Deutsche Lufthansa AG	2,206	53,372
Deutsche Telekom AG	3,693	61,876
Merck KGaA	1,220	130,041
ProSiebenSat.1 Media SE	1,916	30,289
TAG Immobilien AG	3,158	71,118

Hong Kong—1.8%
CK Asset Holdings Ltd.	7,672	61,687
Swire Pacific Ltd., Class A	9,500	120,303
Wheelock and Co. Ltd.	8,000	57,011

Israel—2.5%
Bank Leumi Le-Israel B.M.	10,115	69,267
Israel Discount Bank Ltd., Class A	36,692	143,234
Teva Pharmaceutical Industries Ltd., Sponsored ADR*	8,000	121,760

Italy—3.9%
Enel SpA	44,493	281,738
Eni SpA	6,451	109,933
Leonardo SpA	11,786	136,303

Japan—25.4%
ANA Holdings, Inc.	1,500	52,495
Asahi Group Holdings Ltd.	3,100	135,170
Central Glass Co. Ltd.	2,400	56,088
Chubu Electric Power Co., Inc.	4,600	66,891
Cosmo Energy Holdings Co. Ltd.	1,500	30,976
GungHo Online Entertainment, Inc.	20,900	65,206
Haseko Corp.	7,700	93,124
Hitachi Ltd.	6,200	206,201
Hokkaido Electric Power Co., Inc.	8,300	46,551
Honda Motor Co. Ltd.	4,600	128,354
ITOCHU Corp.	18,400	332,000
KDDI Corp.	3,100	71,447
Marubeni Corp.	44,400	318,152
Meiko Electronics Co. Ltd.	1,400	27,468
Mitsubishi Corp.	3,100	85,398
Mitsubishi UFJ Financial Group, Inc.	26,000	129,000
Nichi-iko Pharmaceutical Co. Ltd.	3,000	35,959
Nihon Unisys Ltd.	1,500	38,454
Nippon Carbon Co. Ltd.	1,500	66,194
Nippon Light Metal Holdings Co. Ltd.	10,700	23,653
Nippon Suisan Kaisha Ltd.	7,700	54,027
Nippon Telegraph & Telephone Corp.	6,200	257,972
Nipro Corp.	4,600	57,141
NS Solutions Corp.	3,100	83,293
Ricoh Co. Ltd.	7,700	77,901
Sawai Pharmaceutical Co. Ltd.	1,400	75,222

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolios

(UNAUDITED)	04.30.2019

CARILLON CLARIVEST INTERNATIONAL STOCK FUND (cont’d)
COMMON STOCKS—98.1%	Shares	Value
Japan (cont’d)
Showa Denko KK	3,900	$133,146
SoftBank Group Corp.	1,400	148,444
Sony Corp.	4,600	231,693
Sumitomo Corp.	5,500	78,830
The Hiroshima Bank Ltd.	6,200	33,444
The Kansai Electric Power Co., Inc.	9,100	110,094
Toyota Motor Corp.	1,800	111,439

Netherlands—5.5%
Aegon N.V.	13,272	69,282
ASR Nederland N.V.	934	41,558
Koninklijke Ahold Delhaize N.V.	6,365	153,407
NN Group N.V.	5,948	259,569
NXP Semiconductors N.V.	2,100	221,802

Norway—0.9%
Austevoll Seafood ASA	2,987	34,798
Leroy Seafood Group ASA	12,277	88,891

Singapore—0.2%
Yanlord Land Group Ltd.	31,800	34,159

Spain—2.3%
Almirall S.A.	1,976	31,887
Banco Bilbao Vizcaya Argentaria S.A.	9,410	57,221
Banco Santander S.A.	13,870	70,312
Iberdrola S.A.	12,031	109,331
Repsol S.A.	2,851	48,378

Sweden—4.5%
Essity AB, Class B	5,694	168,832
SSAB AB, Class B	10,086	32,526
Svenska Cellulosa AB SCA, Class B	9,338	81,519
Telefonaktiebolaget LM Ericsson, Class B	17,380	171,926
Volvo AB, Class B	10,193	163,358

Switzerland—13.0%
Alcon, Inc.*	837	48,202
Lonza Group AG	306	94,502
Nestle S.A.	4,368	420,541
Novartis AG	4,185	342,919
Roche Holding AG	1,334	351,994
Straumann Holding AG	112	90,515
Swiss Life Holding AG*	446	209,677
UBS Group AG	8,538	114,490
Zurich Insurance Group AG	292	93,080

United Kingdom—16.2%
3i Group PLC	15,173	212,308
Ashtead Group PLC	6,926	192,316
Aviva PLC	15,372	86,331
Barclays PLC	51,958	111,502
Bellway PLC	2,268	92,098
BP PLC	23,771	172,856
Electrocomponents PLC	6,146	51,825
GlaxoSmithKline PLC	12,567	258,167
Imperial Brands PLC	2,529	80,468
Lloyds Banking Group PLC	113,134	92,525
Micro Focus International PLC*	2,261	57,327
Persimmon PLC	2,039	59,565
Redrow PLC	5,444	43,820
Rio Tinto PLC	1,721	100,402
Royal Dutch Shell PLC, Class B	7,327	236,467

COMMON STOCKS—98.1%	Shares	Value
United Kingdom (cont’d)
Standard Chartered PLC	9,886	$90,390
Tesco PLC	81,802	266,891
Total common stocks (cost $12,359,196)		13,379,564

PREFERRED STOCKS—1.2%
Germany—1.2%
Volkswagen AG	921	160,809
Total preferred stocks (cost $166,507)		160,809

Total investment portfolio (cost $12,525,703)—99.3%		13,540,373

Other assets in excess of liabilities—0.7%		92,455

Total net assets—100.0%		$13,632,828

* Non-income producing security

ADR—American Depositary Receipt

Sector allocation

Sector	Percent of net assets
Financials	16.4%
Industrials	15.7%
Health care	14.8%
Consumer discretionary	11.7%
Consumer staples	11.5%
Information technology	7.3%
Energy	6.3%
Utilities	5.4%
Communication services	4.7%
Materials	3.0%
Real estate	2.5%

Industry allocation

Industry	Value	Percent of net assets
Pharmaceuticals	$1,680,008	12.3%
Insurance	1,115,061	8.2%
Trading companies & distributors	1,006,696	7.4%
Oil, gas & consumable fuels	856,618	6.3%
Banks	796,895	5.8%
Automobiles	753,361	5.5%
Electric utilities	614,606	4.5%
Food products	598,256	4.4%
Household durables	520,300	3.8%
Food & staples retailing	420,298	3.1%
Construction & engineering	419,295	3.1%

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2019

CARILLON CLARIVEST INTERNATIONAL STOCK FUND (cont’d)
Industry allocation (cont’d)

Industry	Value	Percent of net assets
Real estate management & development	$344,278	2.5%
Capital markets	326,797	2.4%
Diversified telecommunication services	319,848	2.3%
Beverages	296,426	2.2%
Airlines	293,682	2.1%
Electronic equipment, instruments & components	285,494	2.1%
Health care equipment & supplies	246,908	1.8%
Semiconductors & semiconductor equipment	221,802	1.6%
Wireless telecommunication services	219,891	1.6%
Metals & mining	191,900	1.4%
IT services	186,888	1.4%
Auto components	181,294	1.3%
Communications equipment	171,926	1.3%
Household products	168,832	1.2%
Machinery	163,358	1.2%
Textiles, apparel & luxury goods	143,797	1.1%
Aerospace & defense	136,303	1.0%
Chemicals	133,146	1.0%
Multi-utilities	116,915	0.9%
Life sciences tools & services	94,502	0.7%
Paper & forest products	81,519	0.6%
Tobacco	80,468	0.6%
Technology hardware, storage & peripherals	77,901	0.6%
Electrical equipment	66,194	0.5%
Entertainment	65,206	0.5%
Software	57,327	0.4%
Building products	56,088	0.4%
Media	30,289	0.2%

CARILLON COUGAR TACTICAL ALLOCATION FUND
EXCHANGE TRADED FUNDS—98.3% (a)	Shares	Value

Domestic—78.3%
Equity—25.2%
iShares Core S&P 500 ETF	13,704	$4,055,562
iShares Core S&P Small-Cap ETF	12,560	1,006,433

Fixed Income—53.1%
iShares Core U.S. Aggregate Bond ETF	88,747	9,637,037
iShares iBoxx High Yield Corporate Bond ETF	11,510	1,000,679
Total domestic exchange traded funds (cost $14,527,327)		15,699,711

EXCHANGE TRADED FUNDS—98.3%	Shares	Value

Foreign—20.0%
Equity—20.0%
iShares Core MSCI EAFE ETF	48,229	$3,017,206
iShares Core MSCI Emerging Markets ETF	18,761	991,331
Total foreign exchange traded funds (cost $3,702,665)		4,008,537

Total exchange traded funds (cost $18,229,992)		19,708,248

Total investment portfolio (cost $18,229,992)—98.3%		19,708,248

Other assets in excess of liabilities—1.7%		345,509

Total net assets—100.0%		$20,053,757

ETF—Exchange Traded Fund

(a) A copy of the financial statements for each underlying fund in which this Fund invests can be obtained by visiting www.sec.gov.

Asset allocation

Asset class	Percent of net assets
Fixed income	53.1%
Equity	45.2%

CARILLON EAGLE GROWTH & INCOME FUND
COMMON STOCKS—96.0%	Shares	Value
Aerospace & defense—3.4%
Lockheed Martin Corp.	81,411	$27,136,729

Banks—10.4%
JPMorgan Chase & Co.	297,583	34,534,507
The PNC Financial Services Group, Inc.	208,172	28,504,992
Wells Fargo & Co.	414,299	20,056,215

Beverages—5.6%
PepsiCo, Inc.	162,308	20,783,539
The Coca-Cola Co.	494,950	24,282,247

Chemicals—1.2%
DowDuPont, Inc.	253,848	9,760,456

Communications equipment—4.0%
Cisco Systems, Inc.	565,465	31,637,767

Diversified telecommunication services—2.4%
AT&T, Inc.	610,626	18,904,981

Electric utilities—2.1%
Evergy, Inc.	289,583	16,743,689

Entertainment—3.6%
Cinemark Holdings, Inc.	691,898	29,094,311

Equity real estate investment trusts (REITs)—7.2%
Camden Property Trust	109,326	11,003,662
Crown Castle International Corp.	172,964	21,755,412
Prologis, Inc.	236,223	18,111,217
Simon Property Group, Inc.	38,271	6,647,673

Food & staples retailing—2.3%
Sysco Corp.	266,858	18,778,798

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolios

(UNAUDITED)	04.30.2019

CARILLON EAGLE GROWTH & INCOME FUND (cont’d)
COMMON STOCKS—96.0%	Shares	Value
Health care equipment & supplies—5.2%
Abbott Laboratories	285,638	$22,725,360
Medtronic PLC	217,183	19,288,022

Hotels, restaurants & leisure—5.9%
Carnival Corp.	394,786	21,657,960
McDonald’s Corp.	130,171	25,717,884

Household products—3.4%
The Procter & Gamble Co.	256,713	27,334,800

Industrial conglomerates—5.8%
3M Co.	78,558	14,887,527
Honeywell International, Inc.	181,924	31,587,464

Multi-utilities—2.2%
Sempra Energy	139,638	17,866,682

Oil, gas & consumable fuels—7.7%
Chevron Corp.	216,239	25,961,654
Occidental Petroleum Corp.	268,273	15,795,914
TOTAL S.A., Sponsored ADR	358,880	19,978,850

Pharmaceuticals—10.0%
Johnson & Johnson	192,641	27,200,909
Merck & Co., Inc.	290,219	22,843,138
Novartis AG, Sponsored ADR	184,980	15,210,905
Pfizer, Inc.	371,005	15,066,513

Road & rail—3.5%
Union Pacific Corp.	157,508	27,885,216

Software—4.4%
Microsoft Corp.	270,247	35,294,258

Specialty retail—3.2%
The Home Depot, Inc.	127,279	25,926,732

Tobacco—2.5%
Altria Group, Inc.	360,807	19,602,644
Total common stocks (cost $543,235,325)		769,568,627

Total investment portfolio (cost $543,235,325)—96.0%		769,568,627

Other assets in excess of liabilities—4.0%		32,251,028

Total net assets—100.0%		$801,819,655

ADR—American Depositary Receipt

Sector allocation

Sector	Percent of net assets
Health care	15.3%
Consumer staples	13.8%
Industrials	12.7%
Financials	10.4%
Consumer discretionary	9.1%
Information technology	8.3%
Energy	7.7%
Real estate	7.2%
Communication services	6.0%
Utilities	4.3%
Materials	1.2%

CARILLON EAGLE MID CAP GROWTH FUND
COMMON STOCKS—98.2%	Shares	Value
Aerospace & defense—2.1%
Harris Corp.	363,517	$61,252,615
Hexcel Corp.	735,571	52,012,225

Air freight & logistics—0.7%
C.H. Robinson Worldwide, Inc.	493,058	39,937,698

Auto components—0.8%
Aptiv PLC	490,997	42,078,443

Beverages—2.3%
Constellation Brands, Inc., Class A	278,047	58,854,209
Monster Beverage Corp.*	1,126,140	67,117,944

Biotechnology—3.4%
Bluebird Bio, Inc.*	224,006	31,770,771
Exact Sciences Corp.*	526,952	52,004,893
Incyte Corp.*	354,257	27,206,937
Sage Therapeutics, Inc.*	227,166	38,216,136
Sarepta Therapeutics, Inc.*	306,703	35,865,849

Building products—1.8%
A.O. Smith Corp.	705,682	37,097,703
Fortune Brands Home & Security, Inc.	1,108,717	58,518,083

Capital markets—6.1%
Ameriprise Financial, Inc.	391,871	57,514,906
LPL Financial Holdings, Inc.	515,610	38,201,545
MarketAxess Holdings, Inc.	300,040	83,510,133
Moody’s Corp.	292,353	57,482,447
Morningstar, Inc.	239,609	34,371,911
MSCI, Inc.	287,036	64,692,174

Chemicals—1.1%
Albemarle Corp.	298,218	22,384,243
Huntsman Corp.	1,743,164	38,767,967

Commercial services & supplies—3.1%
Ritchie Bros Auctioneers, Inc.	1,005,176	34,970,073
Waste Connections, Inc.	1,456,615	135,130,174

Construction & engineering—0.7%
Fluor Corp.	956,612	38,006,195

Construction materials—1.5%
Martin Marietta Materials, Inc.	363,310	80,618,489

Distributors—1.6%
Pool Corp.	468,084	86,005,754

Diversified consumer services—1.6%
Bright Horizons Family Solutions, Inc.*	352,038	45,113,670
ServiceMaster Global Holdings, Inc.*	817,770	40,095,263

Diversified telecommunication services—0.7%
Zayo Group Holdings, Inc.*	1,281,371	40,094,099

Electronic equipment, instruments & components—7.2%
Amphenol Corp., Class A	570,564	56,805,352
Cognex Corp.	1,359,506	68,559,888
Coherent, Inc.*	341,278	50,512,557
FLIR Systems, Inc.	1,158,144	61,312,143
IPG Photonics Corp.*	278,648	48,688,165
Keysight Technologies, Inc.*	1,248,146	108,626,146

Entertainment—1.3%
Lions Gate Entertainment Corp., Class A	2,512,598	36,658,805
Take-Two Interactive Software, Inc.*	334,711	32,410,066

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2019

CARILLON EAGLE MID CAP GROWTH FUND (cont’d)
COMMON STOCKS—98.2%	Shares	Value
Equity real estate investment trusts (REITs)—2.3%
SBA Communications Corp.*	604,128	$123,078,997

Health care equipment & supplies—5.9%
ABIOMED, Inc.*	98,363	27,286,880
Align Technology, Inc.*	210,008	68,185,397
DENTSPLY SIRONA, Inc.	720,855	36,857,316
DexCom, Inc.*	202,165	24,476,117
Edwards Lifesciences Corp.*	416,159	73,273,115
IDEXX Laboratories, Inc.*	267,606	62,084,592
Intuitive Surgical, Inc.*	53,383	27,258,961

Health care providers & services—1.6%
Centene Corp.*	854,585	44,062,403
WellCare Health Plans, Inc.*	172,998	44,694,033

Health care technology—0.7%
Veeva Systems, Inc., Class A*	283,942	39,714,968

Hotels, restaurants & leisure—3.9%
Caesars Entertainment Corp.*	4,399,152	41,176,063
Chipotle Mexican Grill, Inc.*	94,425	64,968,177
Royal Caribbean Cruises Ltd.	428,636	51,839,238
Vail Resorts, Inc.	250,342	57,290,766

Insurance—1.1%
The Progressive Corp.	766,887	59,932,219

Interactive media & services—4.0%
IAC/InterActiveCorp*	323,411	72,715,729
Twitter, Inc.*	2,557,256	102,060,087
Zillow Group, Inc., Class C*	1,285,280	42,928,352

Internet & direct marketing retail—1.2%
Qurate Retail, Inc., Class A*	3,898,956	66,477,200

IT services—5.9%
Global Payments, Inc.	413,714	60,431,204
Perspecta, Inc.	2,413,810	55,710,735
Shopify, Inc., Class A*	270,508	65,876,813
Square, Inc., Class A*	571,786	41,637,457
WEX, Inc.*	160,188	33,687,536
Worldpay, Inc., Class A*	564,976	66,220,837

Leisure products—0.9%
Brunswick Corp.	981,210	50,247,764

Life sciences tools & services—1.9%
Illumina, Inc.*	81,982	25,578,384
IQVIA Holdings, Inc.*	357,280	49,626,192
PRA Health Sciences, Inc.*	306,545	29,679,687

Machinery—0.6%
Wabtec Corp.	457,655	33,898,506

Media—1.2%
Sirius XM Holdings, Inc.	11,221,505	65,196,944

Multiline retail—1.4%
Dollar Tree, Inc.*	695,483	77,393,348

Oil, gas & consumable fuels—1.8%
Diamondback Energy, Inc.	557,151	59,275,295
Parsley Energy, Inc., Class A*	1,954,217	39,006,171

Pharmaceuticals—1.2%
Zoetis, Inc.	631,078	64,268,984

Professional services—2.9%
IHS Markit Ltd.*	1,253,275	71,762,526
TransUnion	1,245,049	86,717,663

COMMON STOCKS—98.2%	Shares	Value
Road & rail—1.2%
Lyft, Inc., Class A*	435,895	$26,066,521
Old Dominion Freight Line, Inc.	252,007	37,619,605

Semiconductors & semiconductor equipment—4.2%
Advanced Micro Devices, Inc.*	2,451,855	67,744,754
Cree, Inc.*	522,948	34,561,633
Maxim Integrated Products, Inc.	963,671	57,820,260
Microchip Technology, Inc.	713,721	71,293,591

Software—11.4%
Autodesk, Inc.*	377,588	67,289,957
PTC, Inc.*	665,909	60,244,787
RingCentral, Inc., Class A*	401,967	46,776,900
ServiceNow, Inc.*	477,074	129,530,362
Splunk, Inc.*	667,089	92,084,965
Synopsys, Inc.*	632,558	76,590,123
Tableau Software, Inc., Class A*	596,620	72,674,282
Tyler Technologies, Inc.*	321,637	74,590,837

Specialty retail—2.9%
AutoZone, Inc.*	66,340	68,218,086
Burlington Stores, Inc.*	521,940	88,160,885

Textiles, apparel & luxury goods—2.6%
Canada Goose Holdings, Inc.*	841,890	44,948,507
Lululemon Athletica, Inc.*	559,508	98,669,236

Trading companies & distributors—1.4%
United Rentals, Inc.*	302,220	42,588,842
W.W. Grainger, Inc.	121,491	34,260,462
Total common stocks (cost $4,197,882,553)		5,360,776,922

Total investment portfolio (cost $4,197,882,553)—98.2%		5,360,776,922

Other assets in excess of liabilities—1.8%		97,587,750

Total net assets—100.0%		$5,458,364,672

* Non-income producing security

Sector allocation

Sector	Percent of net assets
Information technology	28.7%
Consumer discretionary	16.9%
Health care	14.7%
Industrials	14.5%
Financials	7.2%
Communication services	7.2%
Materials	2.6%
Consumer staples	2.3%
Real estate	2.3%
Energy	1.8%

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolios

(UNAUDITED)	04.30.2019

CARILLON EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS—98.3%	Shares	Value
Aerospace & defense—2.7%
Aerojet Rocketdyne Holdings, Inc.*	1,566,519	$53,042,333
Hexcel Corp.	1,027,847	72,679,062

Auto components—0.4%
Visteon Corp.*	252,820	16,691,176

Banks—1.1%
Glacier Bancorp, Inc.	1,175,802	50,077,407

Biotechnology—9.8%
Acceleron Pharma, Inc.*	657,640	26,785,677
Aimmune Therapeutics, Inc.*	964,906	19,433,207
Amicus Therapeutics, Inc.*	1,859,320	24,803,329
Arena Pharmaceuticals, Inc.*	665,583	30,450,422
Atara Biotherapeutics, Inc.*	1,220,241	41,000,098
Biohaven Pharmaceutical Holding Co. Ltd.*	690,417	41,321,457
Blueprint Medicines Corp.*	566,166	42,807,811
Dynavax Technologies Corp.*	1,636,176	10,880,570
Exact Sciences Corp.*	302,764	29,879,779
FibroGen, Inc.*	535,763	25,036,205
Heron Therapeutics, Inc.*	1,274,695	27,635,388
Kura Oncology, Inc.*	1,502,217	22,743,565
Ligand Pharmaceuticals, Inc.*	224,422	28,243,509
Progenics Pharmaceuticals, Inc.*	3,948,024	20,292,843
Sage Therapeutics, Inc.*	173,482	29,184,877
Sarepta Therapeutics, Inc.*	369,507	43,210,149

Building products—2.7%
Builders FirstSource, Inc.*	3,048,889	42,013,690
Trex Co., Inc.*	1,261,900	87,411,813

Capital markets—1.5%
PJT Partners, Inc., Class A	743,278	32,050,147
Stifel Financial Corp.	612,446	36,544,653

Chemicals—4.2%
Quaker Chemical Corp.	683,441	152,967,765
Sensient Technologies Corp.	619,608	43,446,913

Commercial services & supplies—1.9%
Ritchie Bros Auctioneers, Inc.	1,436,989	49,992,847
The Brink’s Co.	495,004	39,565,670

Communications equipment—0.8%
Lumentum Holdings, Inc.*	594,857	36,863,288

Construction materials—0.8%
Summit Materials, Inc., Class A*	2,180,026	38,194,056

Consumer finance—2.5%
FirstCash, Inc.	566,835	55,368,443
Green Dot Corp., Class A*	954,592	60,874,332

Distributors—0.9%
Pool Corp.	233,206	42,849,270

Electrical equipment—1.2%
Bloom Energy Corp., Class A*	1,256,428	17,112,550
Thermon Group Holdings, Inc.*	1,616,313	41,684,712

Electronic equipment, instruments & components—4.7%
Cognex Corp.	1,426,764	71,951,708
Coherent, Inc.*	406,487	60,164,141
IPG Photonics Corp.*	313,736	54,819,091
Littelfuse, Inc.	180,457	36,280,880

Entertainment—0.6%
Take-Two Interactive Software, Inc.*	284,934	27,590,159

COMMON STOCKS—98.3%	Shares	Value
Equity real estate investment trusts (REITs)—1.1%
Seritage Growth Properties, Class A	1,169,447	$52,145,642

Food & staples retailing—1.5%
Casey’s General Stores, Inc.	551,366	72,973,290

Health care equipment & supplies—6.7%
AxoGen, Inc.*	635,364	14,918,347
Haemonetics Corp.*	424,133	37,018,328
Insulet Corp.*	265,663	22,913,434
Merit Medical Systems, Inc.*	1,048,920	58,928,326
NuVasive, Inc.*	371,614	22,519,808
Penumbra, Inc.*	197,677	26,587,557
Quidel Corp.*	397,803	25,435,524
Tandem Diabetes Care, Inc.*	922,735	56,665,156
West Pharmaceutical Services, Inc.	235,498	29,152,297
Wright Medical Group NV*	756,165	22,359,799

Health care providers & services—2.2%
Amedisys, Inc.*	131,970	16,868,406
AMN Healthcare Services, Inc.*	350,573	18,250,830
BioTelemetry, Inc.*	355,718	19,351,059
Encompass Health Corp.	348,769	22,478,162
HealthEquity, Inc.*	392,041	26,560,778

Health care technology—3.2%
Evolent Health, Inc., Class A*	1,633,453	22,133,288
Medidata Solutions, Inc.*	511,726	46,229,327
Omnicell, Inc.*	500,403	40,212,385
Teladoc Health, Inc.*	729,515	41,494,813

Hotels, restaurants & leisure—6.7%
Dave & Buster’s Entertainment, Inc.	803,966	45,697,427
Everi Holdings, Inc.*	4,516,662	46,476,452
Penn National Gaming, Inc.*	2,403,342	52,080,421
Planet Fitness, Inc., Class A*	1,642,903	124,367,757
Wingstop, Inc.	628,954	47,341,368

Household durables—1.2%
Universal Electronics, Inc.*	1,502,697	57,177,621

Insurance—0.9%
Enstar Group Ltd.*	244,572	43,352,833

Internet & direct marketing retail—1.1%
Etsy, Inc.*	755,412	51,020,526

IT services—0.6%
EVO Payments, Inc., Class A*	1,034,062	30,721,982

Life sciences tools & services—1.6%
NeoGenomics, Inc.*	2,002,651	41,715,220
PRA Health Sciences, Inc.*	359,334	34,790,718

Machinery—7.3%
Chart Industries, Inc.*	1,104,556	97,499,158
Graco, Inc.	947,349	48,551,636
John Bean Technologies Corp.	684,254	75,124,247
Kennametal, Inc.	890,978	36,262,805
Woodward, Inc.	777,879	84,711,023

Multiline retail—1.3%
Ollie’s Bargain Outlet Holdings, Inc.*	625,238	59,797,762

Oil, Gas & Consumable Fuels—1.4%
Viper Energy Partners LP	1,913,390	64,328,172

8	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2019

CARILLON EAGLE SMALL CAP GROWTH FUND (cont’d)
COMMON STOCKS—98.3%	Shares	Value
Pharmaceuticals—2.1%
Cymabay Therapeutics, Inc.*	2,061,772	$26,411,299
Horizon Pharma PLC*	1,805,886	46,104,270
Zogenix, Inc.*	693,531	27,040,774

Professional services—0.6%
WageWorks, Inc.*	594,813	29,020,926

Road & rail—1.3%
Landstar System, Inc.	583,979	63,630,352

Semiconductors & semiconductor equipment—3.3%
Cabot Microelectronics Corp.	252,552	31,884,690
Entegris, Inc.	2,077,267	84,877,130
Silicon Laboratories, Inc.*	367,464	39,561,174

Software—12.6%
Alarm.com Holdings, Inc.*	648,459	45,962,774
Cornerstone OnDemand, Inc.*	1,509,541	82,496,416
Everbridge, Inc.*	314,669	23,250,892
Guidewire Software, Inc.*	636,923	67,832,300
Pagerduty, Inc.*	352,000	16,508,800
Pegasystems, Inc.	1,065,831	79,947,983
Proofpoint, Inc.*	260,387	32,657,738
PTC, Inc.*	239,338	21,652,909
RealPage, Inc.*	1,508,001	98,336,745
SailPoint Technologies Holding, Inc.*	1,373,769	38,822,712
Tableau Software, Inc., Class A*	349,879	42,618,761
The Ultimate Software Group, Inc.*	126,956	41,978,001

Specialty retail—4.0%
At Home Group, Inc.*	1,600,488	37,595,463
Floor & Decor Holdings, Inc., Class A*	1,190,402	57,163,104
Genesco, Inc.*	516,090	23,125,993
MarineMax, Inc.*	1,861,655	32,188,015
National Vision Holdings, Inc.*	1,500,202	40,505,454

Textiles, apparel & luxury goods—1.8%
Canada Goose Holdings, Inc.*	489,305	26,123,994
Steven Madden Ltd.	1,611,131	58,564,612
Total common stocks (cost $3,258,336,822)		4,636,021,957

Total investment portfolio (cost $3,258,336,822)—98.3%		4,636,021,957

Other assets in excess of liabilities—1.7%		79,443,867

Total net assets—100.0%		$4,715,465,824

* Non-income producing security

Sector allocation
Sector	Percent of net assets
Health care	25.6%
Information technology	22.0%
Industrials	17.8%
Consumer discretionary	17.4%
Financials	5.9%
Materials	5.0%
Consumer staples	1.5%
Energy	1.4%
Real estate	1.1%
Communication services	0.6%

CARILLON SCOUT INTERNATIONAL FUND
COMMON STOCKS—92.7%	Shares	Value
Australia—7.9%
BHP Group Ltd., Sponsored ADR	195,936	$10,374,811
Caltex Australia Ltd.	755,344	14,483,935
CSL Ltd.	76,257	10,695,944
Macquarie Group Ltd.	163,898	15,575,904
Woodside Petroleum Ltd.	388,746	9,691,334

Canada—1.2%
Enbridge, Inc.	252,522	9,328,163

Denmark—1.5%
Novo Nordisk A/S, Sponsored ADR	233,811	11,459,077

France—8.2%
Air Liquide S.A.	78,204	10,403,661
AXA S.A.	452,785	12,074,255
BNP Paribas S.A.	258,392	13,755,055
Dassault Systemes SE	45,518	7,208,390
L’Oreal S.A.	28,036	7,711,402
TOTAL S.A.	229,202	12,741,560

Germany—11.1%
Allianz SE, Sponsored ADR	586,637	14,149,684
BASF SE	140,074	11,435,821
Continental AG	90,298	14,979,656
Fresenius SE & Co. KGaA	230,624	13,114,453
Muenchener Rueckversicherungs-Gesellschaft AG	48,430	12,052,043
SAP SE, Sponsored ADR	77,932	10,042,318
Siemens AG	83,752	10,042,087

Hong Kong—1.7%
AAC Technologies Holdings, Inc.	1,980,505	12,865,680

Ireland—3.2%
Kerry Group PLC, Class A	89,902	10,063,280
Ryanair Holdings PLC, Sponsored ADR*	192,309	14,930,871

Japan—12.4%
Astellas Pharma, Inc.	794,600	10,761,963
FANUC Corp.	46,666	8,767,401
JGC Corp.	697,751	10,053,522
Komatsu Ltd.	504,561	13,033,018
Kubota Corp.	619,718	9,435,365
Nitto Denko Corp.	180,348	9,750,918
ORIX Corp.	808,891	11,458,614
SYSMEX Corp.	134,305	7,695,955
Tokyo Electron Ltd.	97,450	15,468,576

Mexico—3.7%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2,617,672	16,586,080
Wal-Mart de Mexico S.A.B. de C.V., Sponsored ADR	414,800	12,207,564

Norway—1.7%
DNB ASA	697,932	13,420,681

Singapore—1.3%
Singapore Telecommunications Ltd.	4,174,421	9,738,273

South Africa—1.0%
MTN Group Ltd.	1,023,901	7,418,296

Spain—1.8%
Banco Bilbao Vizcaya Argentaria S.A.	2,334,826	14,197,781

Sweden—3.4%
Essity AB, Class B	403,082	11,951,750
Sandvik AB	787,966	14,591,857

The accompanying notes are an integral part of the financial statements.	9

Investment Portfolios

(UNAUDITED)	04.30.2019

CARILLON SCOUT INTERNATIONAL FUND (cont’d)
COMMON STOCKS—92.7%	Shares	Value
Switzerland—9.7%
ABB Ltd.	593,521	$12,207,968
Adecco Group AG	261,330	15,014,194
Coca-Cola HBC AG	230,508	8,255,722
Givaudan S.A.	3,663	9,484,625
Nestle S.A., Sponsored ADR	111,563	10,769,176
Novartis AG, Sponsored ADR	94,290	7,753,467
Roche Holding AG	43,815	11,561,173

Taiwan—2.5%
Largan Precision Co. Ltd.	74,500	11,184,130
MediaTek, Inc.	843,930	8,088,671

Turkey—3.0%
Tupras Turkiye Petrol Rafinerileri AS	377,816	7,814,325
Turkiye Garanti Bankasi AS*	11,194,677	15,370,273

United Kingdom—12.7%
British American Tobacco PLC	301,420	11,800,293
Compass Group PLC	528,246	12,019,654
Diageo PLC, Sponsored ADR	72,779	12,273,451
Next PLC	181,645	13,676,744
Prudential PLC, Sponsored ADR	279,470	12,757,805
Reckitt Benckiser Group PLC	122,620	9,920,762
Royal Dutch Shell PLC, Class B, Sponsored ADR	178,805	11,602,656
WPP PLC	1,133,278	14,140,835

United States—4.7%
Aflac, Inc.	249,204	12,554,898
Credicorp Ltd.	45,580	10,797,902
Mettler-Toledo International, Inc.*	17,551	13,080,058
Total common stocks (cost $489,020,558)		717,845,780

PREFERRED STOCKS—5.2%
Colombia—1.4%
Bancolombia S.A., Sponsored ADR	209,331	10,617,268

Germany—3.8%
Henkel AG & Co. KGaA, Sponsored ADR	477,202	12,125,703
Volkswagen AG	101,642	17,746,976
Total preferred stocks (cost $25,339,265)		40,489,947

Total investment portfolio (cost $514,359,823)—97.9%		758,335,727

Other assets in excess of liabilities—2.1%		15,899,740

Total net assets—100.0%		$774,235,467

ADR—American Depositary Receipt

* Non-income producing security

Sector allocation

Sector	Percent of net assets
Financials	23.9%
Industrials	14.0%
Consumer staples	13.8%
Health care	11.1%
Energy	8.5%
Information technology	8.4%

Sector allocation (cont’d)

Sector	Percent of net assets
Consumer discretionary	7.6%
Materials	6.6%
Communication services	4.0%

Industry allocation

Industry	Value	Percent of net assets
Banks	$94,745,042	12.2%
Oil, gas & consumable fuels	65,661,973	8.5%
Insurance	63,588,685	8.2%
Machinery	45,827,640	5.9%
Pharmaceuticals	41,535,680	5.4%
Chemicals	41,075,025	5.3%
Household products	33,998,215	4.4%
Electronic equipment, instruments & components	24,049,809	3.1%
Semiconductors & semiconductor equipment	23,557,248	3.0%
Food products	20,832,457	2.7%
Beverages	20,529,172	2.6%
Automobiles	17,746,976	2.3%
Software	17,250,708	2.2%
Capital markets	15,575,904	2.0%
Professional services	15,014,194	1.9%
Auto components	14,979,655	1.9%
Airlines	14,930,871	1.9%
Media	14,140,835	1.8%
Multiline retail	13,676,744	1.8%
Health care providers & services	13,114,453	1.7%
Life sciences tools & services	13,080,058	1.7%
Electrical equipment	12,207,968	1.6%
Food & staples retailing	12,207,564	1.6%
Hotels, restaurants & leisure	12,019,654	1.6%
Tobacco	11,800,293	1.5%
Diversified financial services	11,458,614	1.5%
Biotechnology	10,695,944	1.4%
Metals & mining	10,374,811	1.3%
Construction & engineering	10,053,522	1.3%
Industrial conglomerates	10,042,087	1.3%
Diversified telecommunication services	9,738,273	1.3%
Personal products	7,711,402	1.0%
Health care equipment & supplies	7,695,955	1.0%
Wireless telecommunication services	7,418,296	1.0%

10	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2019

CARILLON SCOUT MID CAP FUND
COMMON STOCKS—98.7%	Shares	Value
Aerospace & defense—3.0%
Aerojet Rocketdyne Holdings, Inc.*	411,200	$13,923,232
BWX Technologies, Inc.	425,725	21,754,547
Harris Corp.	34,475	5,809,037
Hexcel Corp.	195,725	13,839,715
Huntington Ingalls Industries, Inc.	59,050	13,143,349
L3 Technologies, Inc.	20,725	4,530,071
Textron, Inc.	266,859	14,143,527

Airlines—2.3%
Alaska Air Group, Inc.	262,525	16,250,297
JetBlue Airways Corp.*	1,242,200	23,042,810
Southwest Airlines Co.	147,025	7,973,166
Spirit Airlines, Inc.*	362,250	19,699,155

Auto components—0.6%
Lear Corp.	81,825	11,700,975
Tenneco, Inc., Class A	321,575	7,048,924

Automobiles—0.9%
Thor Industries, Inc.	414,275	27,288,294

Banks—5.3%
Citizens Financial Group, Inc.	1,229,550	44,509,710
Comerica, Inc.	179,350	14,095,117
First Horizon National Corp.	1,645,825	24,835,499
KeyCorp	1,580,875	27,744,356
SVB Financial Group*	106,225	26,738,957
Umpqua Holdings Corp.	951,375	16,515,870

Biotechnology—0.4%
BioMarin Pharmaceutical, Inc.*	79,425	6,793,220
Ionis Pharmaceuticals, Inc.*	55,500	4,125,315

Building products—0.5%
Masco Corp.	351,975	13,748,144

Capital markets—1.5%
Evercore, Inc., Class A	219,875	21,422,421
Moody’s Corp.	108,075	21,249,707

Chemicals—2.5%
Albemarle Corp.	164,025	12,311,716
CF Industries Holdings, Inc.	90,595	4,056,844
Huntsman Corp.	1,068,025	23,752,876
The Chemours Co.	360,500	12,981,605
Westlake Chemical Corp.	284,250	19,826,438

Communications equipment—3.0%
Arista Networks, Inc.*	282,250	88,143,852

Construction & engineering—0.2%
Dycom Industries, Inc.*	107,375	5,324,726

Construction materials—1.2%
Eagle Materials, Inc.	167,575	15,234,243
Martin Marietta Materials, Inc.	33,298	7,388,826
Vulcan Materials Co.	101,800	12,837,998

Diversified financial services—3.0%
Voya Financial, Inc.	1,574,587	86,429,080

Electric utilities—1.2%
Portland General Electric Co.	296,475	15,508,607
Xcel Energy, Inc.	346,700	19,588,550

Electrical equipment—1.2%
Acuity Brands, Inc.	97,450	14,259,858
Rockwell Automation, Inc.	109,625	19,810,334

COMMON STOCKS—98.7%	Shares	Value
Electronic equipment, instruments & components—4.1%
Cognex Corp.	73,750	$3,719,212
IPG Photonics Corp.*	78,900	13,786,197
Keysight Technologies, Inc.*	627,825	54,639,610
Zebra Technologies Corp., Class A*	228,625	48,271,883

Energy equipment & services—1.0%
Apergy Corp.*	277,300	11,006,037
Patterson-UTI Energy, Inc.	1,362,200	18,512,298

Entertainment—1.4%
Live Nation Entertainment, Inc.*	147,225	9,619,682
The Madison Square Garden Co., Class A*	96,844	30,257,939

Equity real estate investment trusts (REITs)—8.7%
AvalonBay Communities, Inc.	162,675	32,686,288
Cousins Properties, Inc.	2,982,890	28,546,257
EPR Properties	507,649	40,033,200
Healthcare Realty Trust, Inc.	553,200	17,082,816
Host Hotels & Resorts, Inc.	2,662,834	51,232,926
Lamar Advertising Co., Class A	157,948	13,057,561
Mid-America Apartment Communities, Inc.	427,025	46,720,805
Omega Healthcare Investors, Inc.	691,073	24,457,074

Food & staples retailing—0.5%
Casey’s General Stores, Inc.	113,200	14,982,020

Food products—0.4%
Hormel Foods Corp.	149,950	5,989,003
Tyson Foods, Inc., Class A	70,750	5,306,958

Gas utilities—1.7%
Atmos Energy Corp.	247,649	25,344,399
ONE Gas, Inc.	272,606	24,131,083

Health care equipment & supplies—3.4%
ABIOMED, Inc.*	100,125	27,775,676
Align Technology, Inc.*	53,425	17,346,029
Edwards Lifesciences Corp.*	83,000	14,613,810
Masimo Corp.*	201,450	26,218,717
Teleflex, Inc.	47,975	13,729,486

Health care providers & services—0.5%
Centene Corp.*	186,425	9,612,073
Molina Healthcare, Inc.*	44,522	5,771,387

Hotels, restaurants & leisure—2.4%
Darden Restaurants, Inc.	147,600	17,357,760
Hilton Grand Vacations, Inc.*	484,950	15,537,798
Royal Caribbean Cruises Ltd.	70,275	8,499,059
Six Flags Entertainment Corp.	246,450	13,084,030
Texas Roadhouse, Inc.	62,244	3,361,798
Vail Resorts, Inc.	50,450	11,545,483

Household durables—1.7%
D.R. Horton, Inc.	355,775	15,764,390
Garmin Ltd.	214,200	18,365,508
PulteGroup, Inc.	476,100	14,978,106

Household products—0.4%
The Clorox Co.	68,050	10,869,627

Insurance—4.1%
Arch Capital Group Ltd.*	439,875	14,858,978
Lincoln National Corp.	599,900	40,025,328
The Hanover Insurance Group, Inc.	104,250	12,573,592
The Hartford Financial Services Group, Inc.	165,100	8,636,381

The accompanying notes are an integral part of the financial statements.	11

Investment Portfolios

(UNAUDITED)	04.30.2019

CARILLON SCOUT MID CAP FUND (cont’d)
COMMON STOCKS—98.7%	Shares	Value
Insurance (cont’d)
W.R. Berkley Corp.	452,775	$27,755,107
White Mountains Insurance Group Ltd.	16,650	15,635,016

Interactive media & services—1.0%
IAC/InterActiveCorp*	87,575	19,690,363
Match Group, Inc.	184,500	11,143,800

Internet & direct marketing retail—1.2%
eBay, Inc.	599,925	23,247,094
Expedia Group, Inc.	99,875	12,967,770

IT services—2.4%
DXC Technology Co.	494,675	32,519,934
Jack Henry & Associates, Inc.	99,325	14,805,385
Paychex, Inc.	138,775	11,700,120
Science Applications International Corp.	142,908	10,710,955

Leisure products—0.2%
Polaris Industries, Inc.	63,375	6,109,350

Machinery—2.7%
Allison Transmission Holdings, Inc.	216,550	10,147,533
Parker-Hannifin Corp.	75,350	13,644,378
The Timken Co.	420,725	20,173,764
Xylem, Inc.	402,650	33,581,010

Marine—0.3%
Kirby Corp.*	126,150	10,308,978

Metals & mining—1.5%
Kirkland Lake Gold Ltd.	643,350	20,793,072
Newmont Mining Corp.	402,050	12,487,673
Steel Dynamics, Inc.	352,200	11,157,696

Mortgage real estate investment trusts (REITs)—2.1%
AGNC Investment Corp.	3,423,375	60,901,841

Multi-utilities—2.5%
CMS Energy Corp.	435,225	24,176,749
WEC Energy Group, Inc.	619,425	48,581,503

Oil, gas & consumable fuels—3.8%
Diamondback Energy, Inc.	142,875	15,200,471
Encana Corp.	3,103,406	21,506,604
Parsley Energy, Inc., Class A*	407,873	8,141,145
PBF Energy, Inc., Class A	290,875	9,767,583
Pioneer Natural Resources Co.	65,002	10,820,233
Valero Energy Corp.	417,717	37,870,223
WPX Energy, Inc.*	483,300	6,713,037

Pharmaceuticals—0.7%
Jazz Pharmaceuticals PLC*	61,925	8,036,007
Supernus Pharmaceuticals, Inc.*	365,325	13,418,388

Professional services—0.5%
Robert Half International, Inc.	233,175	14,477,836

Road & rail—0.5%
Norfolk Southern Corp.	48,800	9,956,176
Old Dominion Freight Line, Inc.	36,625	5,467,380

Semiconductors & semiconductor equipment—4.3%
Analog Devices, Inc.	65,000	7,555,600
Lam Research Corp.	123,225	25,560,562
ON Semiconductor Corp.*	660,225	15,224,788
Skyworks Solutions, Inc.	287,075	25,314,273
Universal Display Corp.	51,050	8,147,580
Xilinx, Inc.	360,675	43,331,495

COMMON STOCKS—98.7%	Shares	Value
Software—8.3%
Aspen Technology, Inc.*	81,400	$9,923,474
Palo Alto Networks, Inc.*	85,650	21,312,290
Proofpoint, Inc.*	252,684	31,691,627
RealPage, Inc.*	323,375	21,087,284
ServiceNow, Inc.*	252,100	68,447,671
Splunk, Inc.*	313,750	43,310,050
Workday, Inc., Class A*	221,300	45,505,919

Specialty retail—4.7%
American Eagle Outfitters, Inc.	814,575	19,370,593
Best Buy Co., Inc.	359,575	26,755,976
Floor & Decor Holdings, Inc., Class A*	488,925	23,478,178
Foot Locker, Inc.	220,950	12,640,550
O’Reilly Automotive, Inc.*	55,325	20,944,385
Tractor Supply Co.	191,225	19,791,788
Ulta Beauty, Inc.*	44,500	15,529,610

Textiles, apparel & luxury goods—1.1%
Lululemon Athletica, Inc.*	65,700	11,586,195
Ralph Lauren Corp.	117,075	15,404,729
Tapestry, Inc.	152,475	4,920,368

Thrifts & mortgage finance—0.4%
LendingTree, Inc.*	29,350	11,294,467

Trading companies & distributors—2.5%
United Rentals, Inc.*	411,200	57,946,304
W.W. Grainger, Inc.	54,016	15,232,512

Water utilities—0.2%
American Water Works Co., Inc.	49,050	5,306,719

Wireless telecommunication services—0.7%
Sprint Corp.*	3,908,249	21,808,029
Total common stocks (cost $2,439,975,983)		2,881,326,422

Total investment portfolio (cost $2,439,975,983)—98.7%		2,881,326,422

Other assets in excess of liabilities—1.3%		37,039,332

Total net assets—100.0%		$2,918,365,754

* Non-income producing security

Sector allocation

Sector	Percent of net assets
Information technology	22.1%
Financials	16.3%
Industrials	13.6%
Consumer discretionary	12.9%
Real estate	8.7%
Utilities	5.6%
Materials	5.2%
Health care	5.0%
Energy	4.8%
Communication services	3.2%
Consumer staples	1.3%

12	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2019

CARILLON SCOUT SMALL CAP FUND
COMMON STOCKS—99.3%	Shares	Value
Aerospace & defense—3.8%
Astronics Corp.*	130,112	$4,337,944
Teledyne Technologies, Inc.*	35,439	8,806,946

Air freight & logistics—0.6%
Radiant Logistics, Inc.*	327,650	2,142,831

Auto components—1.2%
Stoneridge, Inc.*	131,633	4,137,225

Automobiles—1.1%
Thor Industries, Inc.	56,936	3,750,374

Banks—0.8%
Hilltop Holdings, Inc.	133,549	2,808,535

Biotechnology—2.0%
Eagle Pharmaceuticals, Inc.*	53,696	2,760,512
Genomic Health, Inc.*	64,346	4,139,378

Capital markets—2.9%
Blucora, Inc.*	124,550	4,359,250
Cohen & Steers, Inc.	116,309	5,832,896

Chemicals—1.6%
Balchem Corp.	55,683	5,652,381

Commercial services & supplies—0.9%
Healthcare Services Group, Inc.	95,139	3,220,455

Construction & engineering—1.0%
Dycom Industries, Inc.*	72,084	3,574,646

Consumer finance—1.7%
Green Dot Corp., Class A*	54,166	3,454,166
PRA Group, Inc.*	86,487	2,432,014

Electronic equipment, instruments & components—5.2%
ePlus, Inc.*	50,737	4,783,992
Fabrinet*	77,148	4,668,997
II-VI, Inc.*	154,848	6,169,144
Plexus Corp.*	43,479	2,616,566

Energy equipment & services—0.9%
Core Laboratories N.V.	47,645	3,020,217

Equity real estate investment trusts (REITs)—1.7%
CareTrust REIT, Inc.	143,549	3,481,063
QTS Realty Trust, Inc., Class A	57,768	2,619,779

Food & staples retailing—1.8%
Performance Food Group Co.*	149,388	6,117,439

Health care equipment & supplies—2.9%
ICU Medical, Inc.*	31,960	7,270,900
Varex Imaging Corp.*	84,854	2,786,605

Health care providers & services—10.8%
AMN Healthcare Services, Inc.*	100,427	5,228,230
BioTelemetry, Inc.*	123,514	6,719,161
HealthEquity, Inc.*	67,831	4,595,550
LHC Group, Inc.*	58,933	6,548,016
Molina Healthcare, Inc.*	55,336	7,173,206
U.S. Physical Therapy, Inc.	63,651	7,414,705

Health care technology—3.9%
HMS Holdings Corp.*	133,877	4,073,877
Omnicell, Inc.*	120,109	9,651,959

COMMON STOCKS—99.3%	Shares	Value

Hotels, restaurants & leisure—4.6%
Cracker Barrel Old Country Store, Inc.	25,088	$4,233,349
Dave & Buster’s Entertainment, Inc.	87,350	4,964,974
Lindblad Expeditions Holdings, Inc.*	190,680	3,090,923
The Cheesecake Factory, Inc.	74,964	3,719,714

Household durables—3.5%
Installed Building Products, Inc.*	77,697	3,731,787
iRobot Corp.*	40,329	4,175,665
LGI Homes, Inc.*	62,455	4,328,756

Insurance—0.8%
CNO Financial Group, Inc.	162,907	2,696,111

Internet & direct marketing retail—1.0%
PetMed Express, Inc.	79,164	1,729,733
Stamps.com, Inc.*	22,375	1,919,775

IT services—2.3%
Carbonite, Inc.*	181,190	4,444,591
Virtusa Corp.*	66,713	3,705,907

Life sciences tools & services—5.6%
Bruker Corp.	171,542	6,621,521
Cambrex Corp.*	84,580	3,638,632
Medpace Holdings, Inc.*	59,250	3,328,072
PRA Health Sciences, Inc.*	59,736	5,783,640

Machinery—4.6%
Albany International Corp., Class A	68,680	5,080,260
Chart Industries, Inc.*	50,697	4,475,024
Proto Labs, Inc.*	60,484	6,640,538

Metals & mining—0.5%
Carpenter Technology Corp.	36,359	1,805,952

Pharmaceuticals—1.7%
Supernus Pharmaceuticals, Inc.*	158,035	5,804,626

Professional services—3.7%
Insperity, Inc.	73,799	8,823,408
WageWorks, Inc.*	84,133	4,104,849

Semiconductors & semiconductor equipment—7.5%
Ambarella, Inc.*	70,045	3,510,655
Entegris, Inc.	110,718	4,523,938
Impinj, Inc.*	86,607	2,534,987
Inphi Corp.*	68,364	3,121,500
Power Integrations, Inc.	56,008	4,425,752
Semtech Corp.*	146,871	7,911,941

Software—9.9%
Envestnet, Inc.*	84,653	6,009,516
j2 Global, Inc.	77,101	6,755,590
Pegasystems, Inc.	93,638	7,023,786
The Descartes Systems Group, Inc.*	118,866	4,752,263
The Trade Desk, Inc., Class A*	30,412	6,735,650
Verint Systems, Inc.*	56,100	3,387,879

Specialty retail—2.4%
Monro, Inc.	101,571	8,514,697

Technology hardware, storage & peripherals—0.9%
Electronics For Imaging, Inc.*	82,211	3,057,427

Textiles, apparel & luxury goods—1.2%
G-III Apparel Group Ltd.*	98,851	4,265,421

The accompanying notes are an integral part of the financial statements.	13

Investment Portfolios

(UNAUDITED)	04.30.2019

CARILLON SCOUT SMALL CAP FUND (cont’d)
COMMON STOCKS—99.3%	Shares	Value

Thrifts & mortgage finance—3.4%
Axos Financial, Inc.*	124,794	$4,083,260
LendingTree, Inc.*	20,038	7,711,023

Trading companies & distributors—0.9%
Systemax, Inc.	133,200	3,024,972
Total common stocks (cost $212,079,584)		346,547,023

Total investment portfolio (cost $212,079,584)—99.3%		346,547,023

Other assets in excess of liabilities—0.7%		2,304,217

Total net assets—100.0%		$348,851,240

* Non-income producing security

Sector allocation

Sector	Percent of net assets
Health care	26.8%
Information technology	25.8%
Industrials	15.5%
Consumer discretionary	15.1%
Financials	9.6%
Materials	2.1%
Consumer staples	1.8%
Real estate	1.7%
Energy	0.9%

CARILLON REAMS CORE BOND FUND
CORPORATE BONDS—21.2%	Principal Amount	Value
Airlines—1.7%
American Airlines, Pass Through Trust,
Series 2011-1, Class A, 5.25%, 07/31/22	$221,944	$227,826
Series 2013-1, Class A, 4.00%, 01/15/27	424,146	432,544
Series 2013-2, Class A, 4.95%, 07/15/24	191,479	198,468
Delta Air Lines, Pass Through Trust, Series 2007-1, Class A, 6.82%, 02/10/24	459,759	501,597
Northwest Airlines, Pass Through Trust, Series 2007-1, Class A, 7.03%, 05/01/21	350,720	357,243

Auto manufacturers—3.7%
Daimler Finance North America LLC,
144A, 1.75%, 10/30/19	675,000	671,461
144A, 2.30%, 01/06/20	560,000	557,631
144A, 3.35%, 05/04/21	1,080,000	1,087,878
Ford Motor Credit Co. LLC, 3.81%, 10/12/21	435,000	435,928
General Motors Financial Co., Inc.,
4.20%, 11/06/21	495,000	505,814
5.10%, 01/17/24	555,000	587,476

Banks—8.7%
Bank of America Corp.,
3.50%, 04/19/26	595,000	600,442
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	650,000	654,472

CORPORATE BONDS—21.2%	Principal Amount	Value
Banks (cont’d)
Citibank NA, 3.40%, 07/23/21	$895,000	$908,156
JPMorgan Chase & Co.,
2.55%, 03/01/21	540,000	538,561
2.75%, 06/23/20	320,000	320,262
(3 Month LIBOR USD + 0.55%), 3.15%, 03/09/21	1,880,000	1,884,017
UBS AG, 144A, 2.45%, 12/01/20	415,000	412,773
U.S. Bank NA, 3.15%, 04/26/21	1,130,000	1,141,252
Wells Fargo & Co.,
2.60%, 07/22/20	795,000	793,720
3.75%, 01/24/24	380,000	391,441
(3 Month LIBOR USD + 1.23%), 3.81%, 10/31/23	1,475,000	1,503,747

Chemicals—0.3%
The Sherwin-Williams Co., 2.25%, 05/15/20	315,000	313,302

Consumer finance—1.2%
American Express Co., 2.20%, 10/30/20	665,000	659,987
American Express Credit Corp., 2.60%, 09/14/20	540,000	539,284

Diversified telecommunication services—0.5%
AT&T, Inc.,
3.80%, 03/01/24	280,000	288,787
4.25%, 03/01/27	245,000	253,780

Food products—0.1%
Campbell Soup Co. (3 Month LIBOR USD + 0.63%), 3.24%, 03/15/21	90,000	89,646

Health care providers & services—1.8%
Cigna Corp., 144A, 3.20%, 09/17/20	1,420,000	1,424,787
CVS Health Corp., 3.70%, 03/09/23	460,000	466,229

Insurance—1.7%
American International Group, Inc., 6.40%, 12/15/20	535,000	564,491
MassMutual Global Funding II, 144A, 1.95%, 09/22/20	875,000	867,402
Reliance Standard Life Global Funding II, 144A, 2.50%, 01/15/20	385,000	383,852

Transportation—1.5%
Burlington Northern and Santa Fe Railway Co., Pass Through Trust,
Series 2001-2, 6.46%, 01/15/21	58,863	60,182
Series 2004-1, 4.58%, 01/15/21	109,839	111,518
CSX Transportation, Inc., 6.25%, 01/15/23	226,287	244,842
Union Pacific Railroad Co., Pass Through Trust,
Series 2004, 5.40%, 07/02/25	224,252	235,327
Series 2005, 5.08%, 01/02/29	475,204	508,295
Series 2006, 5.87%, 07/02/30	401,855	446,292
Total corporate bonds (cost $21,957,027)		22,170,712

MORTGAGE AND ASSET-BACKED SECURITIES—37.9%
Asset-backed securities—1.2%
Hertz Vehicle Financing II LP,
Series 2016-4A, Class A, 144A, 2.65%, 07/25/22	670,000	661,916
Series 2019-1A, Class A, 144A, 3.71%, 03/25/23	635,000	643,336

Commercial mortgage-backed securities—6.8%
CFCRE Commercial Mortgage Trust,
Series 2011-C2, Class A4, 3.83%, 12/17/47	1,785,000	1,817,236
Series 2016-C3, Class A3, 3.87%, 01/10/48	800,000	829,048
COMM Mortgage Trust,
Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	543,877	555,595
Series 2013-CCRE11, Class ASB, 3.66%, 08/12/50	752,879	767,388

14	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2019

CARILLON REAMS CORE BOND FUND (cont’d)
MORTGAGE AND ASSET-BACKED SECURITIES—37.9%	Principal Amount	Value

Commercial mortgage-backed securities (cont’d)
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4, 3.38%, 05/12/45	$803,697	$812,090
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	307,248	313,906
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CIBX, Class A4, 3.48%, 06/16/45	745,000	755,896
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/19/48	955,000	964,482
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A3, 3.43%, 08/16/47	295,000	296,584

Federal agency mortgage-backed obligations—29.9%
Fannie Mae Pool,
Series 0913, Class AE, 4.15%, 09/01/20	950,303	963,401
Series 1313, Class MA, 2.00%, 01/01/23	217,511	216,207
Series 1614, Class AN, 2.47%, 06/01/26	2,785,000	2,739,502
Series 1671, Class AM, 2.10%, 12/01/27	923,076	892,231
Series 2793, Class AL, 4.54%, 01/01/21	884,807	900,078
Series 2822, Class AB, 2.50%, 03/01/26	201,904	200,931
Series 5796, Class AN, 3.03%, 06/01/27	355,000	352,461
Series 6090, Class AB, 2.50%, 09/01/22	217,852	216,023
Series 8744, Class AB, 2.00%, 03/01/23	93,330	92,766
Series 8874, Class AB, 2.00%, 04/01/23	93,465	92,901
Series 9180, Class AB, 2.00%, 05/01/23	284,222	282,507
Series 9550, Class AL, 2.50%, 07/01/25	291,606	289,141
Series 387770, 3.63%, 07/01/28	455,000	468,316
Series 465468, 3.33%, 07/01/20	193,432	193,924
TBA, 3.00%, 06/15/49	4,915,000	4,853,274
TBA, 3.50%, 06/15/49	4,865,000	4,905,900
TBA, 4.50%, 06/15/49	5,140,000	5,344,741
TBA, 5.00%, 06/15/49	1,025,000	1,079,513
Fannie Mae-Aces,
Series 2014-M13, Class AB2, VR, 2.95%, 08/25/24	45,231	46,362
Series 2016-M2, Class ABV2, 2.13%, 01/25/23	132,575	131,012
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	958,947	945,906
Series 2016-M6, Class AB2, 2.40%, 05/25/26	976,142	960,723
Series 2016-M7, Class AV2, 2.16%, 10/25/23	2,495,000	2,458,798
Freddie Mac Gold Pool,
Series 14660, Class G, 2.00%, 01/01/28	926,574	908,400
Series 15226, Class G, 4.50%, 08/01/20	209	213
Freddie Mac REMIC, Series 3609, Class LA, 4.00%, 12/15/24	3,557	3,558
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	1,313,080	1,255,788
Series 2583, Class AB, 2.14%, 08/15/23	535,583	520,857
Total mortgage and asset-backed securities (cost $39,782,828)		39,732,911

U.S. TREASURIES—45.4%
U.S. Treasury Bonds,
2.75%, 08/15/47	4,060,000	3,913,935
3.00%, 08/15/48	4,535,000	4,590,271
U.S. Treasury Notes,
2.25%, 11/15/27	11,510,000	11,315,769
2.50%, 01/31/24	3,965,000	4,002,482
2.50%, 01/31/25	6,045,000	6,100,491
2.63%, 12/31/25	2,980,000	3,023,652
2.63%, 02/15/29	9,305,000	9,400,958
2.88%, 04/30/25	5,020,000	5,167,462
Total U.S. Treasuries (cost $46,670,676)		47,515,020

Total investment portfolio (cost $108,410,531)—104.5%		109,418,643

Liabilities in excess of other assets—(4.5)%		(4,729,783)

Total net assets—100.0%		$104,688,860

144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA—To-be-announced security. Securities are being used in dollar roll transactions.

VR—Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.

REMIC—Real estate mortgage investment conduit

Credit quality breakdown*

Rating	Percent of net assets
AAA/Aaa	83.4%
AA/Aa	7.0%
A/A	11.3%
BBB/Baa	2.8%
BB/Ba	0.0%
Not rated	0.0%

* The table depicts the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s® (“S&P”), Moody’s Investors Service (“Moody’s”), and Fitch Ratings Inc. (“Fitch”), each of which is a widely used independent nationally recognized statistical rating organization (“NRSRO”). NRSRO ratings are shown because they provide an independent analysis of the credit quality of the Fund’s investments. These credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Securities may be rated by other NRSROs and these ratings may be higher or lower. When ratings from multiple agencies are available, the highest is used, consistent with the Fund’s portfolio investment process. Credit quality ratings are subject to change without notice. For more information on S&P’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage. For more information on Moody’s rating methodology, please visit moodys.com and select “Rating Methodologies” under Research & Ratings on the homepage. For more information on Fitch’s rating methodology, please visit fitchratings.com and select “Ratings Definitions” at the bottom of the homepage. Carillon Tower Advisers, Inc. (“Manager”) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure-specific characteristics. Any securities that are not rated by S&P, Moody’s, or Fitch appear in the table as “Not rated.” However, these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated, but are treated by the Fund, and reflected in the table above, as being rated AAA/Aaa for credit quality purposes.

The accompanying notes are an integral part of the financial statements.	15

Investment Portfolios

(UNAUDITED)	04.30.2019

CARILLON REAMS CORE BOND FUND (cont’d)
SWAP CONTRACTS—CREDIT DEFAULT SWAPS
Exchange	Reference Entity	Rating of Reference Entity (Moody’s/S&P)	Buy/Sell(a) Protection	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(b)	Value(c)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Intercontinental Exchange	CDX North America Investment Grade Index Series 31	Baa2/BBB	Sell	Receive	1%/Quarterly	12/20/2023	$10,610,000	$241,502	$44,209	$197,293
Total swap contracts							$10,610,000	$241,502	$44,209	$197,293

There is $746 of variation margin due from the broker to the Fund as of April 30, 2019.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

16	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2019

CARILLON REAMS CORE PLUS BOND FUND
CORPORATE BONDS—22.3%	Principal Amount	Value
Airlines—1.3%
American Airlines, Pass Through Trust,
Series 2011-1, Class A, 5.25%, 07/31/22	$780,768	$801,458
Series 2013-1, Class A, 4.00%, 01/15/27	84,228	85,895
Series 2013-2, Class A, 4.95%, 07/15/24	1,028,881	1,066,435
Delta Air Lines, Pass Through Trust, Series 2007-1, Class A, 6.82%, 02/10/24	722,784	788,558
Northwest Airlines, Pass Through Trust, Series 2007-1, Class A, 7.03%, 05/01/21	2,436,743	2,482,066
US Airways, Pass Through Trust,
Series 2011-1, Class A, 7.13%, 04/22/25	720,957	803,940
Series 2012-1, Class A, 5.90%, 04/01/26	1,734,844	1,885,428

Auto manufacturers—3.5%
Daimler Finance North America LLC,
144A, 1.75%, 10/30/19	1,780,000	1,770,668
144A, 2.30%, 01/06/20	4,830,000	4,809,565
144A, 3.35%, 05/04/21	6,340,000	6,386,245
Ford Motor Credit Co. LLC, 3.81%, 10/12/21	2,545,000	2,550,432
General Motors Financial Co., Inc.,
4.20%, 11/06/21	2,900,000	2,963,354
5.10%, 01/17/24	3,275,000	3,466,638

Banks—7.7%
Bank of America Corp.,
3.50%, 04/19/26	3,060,000	3,087,988
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	4,090,000	4,118,139
Citibank NA, 3.40%, 07/23/21	4,950,000	5,022,763
JPMorgan Chase & Co.,
2.55%, 03/01/21	2,835,000	2,827,443
2.75%, 06/23/20	2,445,000	2,447,003
(3 Month LIBOR USD + 0.55%), 3.15%, 03/09/21	7,145,000	7,160,268
3.25%, 09/23/22	1,780,000	1,801,917
UBS AG, 144A, 2.45%, 12/01/20	2,600,000	2,586,046
U.S. Bank NA, 3.15%, 04/26/21	6,660,000	6,726,316
Wells Fargo & Co.,
2.60%, 07/22/20	3,877,000	3,870,758
3.75%, 01/24/24	2,285,000	2,353,795
(3 Month LIBOR USD + 1.23%), 3.81%, 10/31/23	6,390,000	6,514,538

Chemicals—0.3%
The Sherwin-Williams Co., 2.25%, 05/15/20	1,950,000	1,939,490

Consumer finance—1.0%
American Express Co., 2.20%, 10/30/20	3,230,000	3,205,654
American Express Credit Corp., 2.60%, 09/14/20	2,915,000	2,911,134

Diversified telecommunication services—0.6%
AT&T, Inc.,
3.80%, 03/01/24	1,445,000	1,490,343
4.25%, 03/01/27	2,170,000	2,247,768

Food products—0.1%
Campbell Soup Co. (3 Month LIBOR USD + 0.63%), 3.24%, 03/15/21	545,000	542,857

Health care providers & services—1.8%
Cigna Corp., 144A, 3.20%, 09/17/20	8,525,000	8,553,741
CVS Health Corp., 3.70%, 03/09/23	2,750,000	2,787,239

Insurance—4.9%
American International Group, Inc., 6.40%, 12/15/20	3,175,000	3,350,015
Jackson National Life Global Funding (3 Month LIBOR USD + 0.30%), 144A, 2.88%, 04/27/20	12,265,000	12,279,955

CORPORATE BONDS—22.3%	Principal Amount	Value

Insurance (cont’d)
MassMutual Global Funding II, 144A, 1.95%, 09/22/20	$5,920,000	$5,868,595
Metropolitan Life Global Funding I (3 Month LIBOR USD + 0.23%), 144A, 2.82%, 01/08/21	7,515,000	7,508,142
Reliance Standard Life Global Funding II, 144A, 2.50%, 01/15/20	2,050,000	2,043,886

Oil, gas & consumable fuels—0.4%
Energy Transfer Operating LP, 4.05%, 03/15/25	2,205,000	2,239,579

Tobacco—0.6%
Philip Morris International, Inc., 2.00%, 02/21/20	4,130,000	4,107,441

Transportation—0.1%
Burlington Northern and Santa Fe Railway Co., Pass Through Trust,
Series 2001-2, 6.46%, 01/15/21	183,435	187,545
Series 2005-4, 4.97%, 04/01/23	260,045	269,060
Total corporate bonds (cost $138,332,103)		139,910,100

MORTGAGE AND ASSET-BACKED SECURITIES—31.8%
Asset-backed securities—1.3%
Hertz Vehicle Financing II LP,
Series 2016-4A, Class A, 144A, 2.65%, 07/25/22	3,245,000	3,205,847
Series 2019-1A, Class A, 144A, 3.71%, 03/25/23	3,855,000	3,905,610
Home Equity Loan Trust, Series 2006-HSA2, Class AI3, VR, 5.55%, 11/25/27	330,436	161,593
RFMSII Trust, Series 2006-HSA1, Class A4, SB, 5.99%, 02/25/36	658,539	645,943

Commercial mortgage-backed securities—3.1%
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	5,600,000	5,803,338
COMM Mortgage Trust, Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	3,453,190	3,527,586
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4, 3.38%, 05/12/45	4,268,053	4,312,623
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	1,934,365	1,976,283
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/19/48	4,075,000	4,115,459

Federal agency mortgage-backed obligations—27.4%
Fannie Mae Pool,
Series 0913, Class AE, 4.15%, 09/01/20	6,802,167	6,895,924
Series 1313, Class MA, 2.00%, 01/01/23	947,072	941,393
Series 1500, Class MA, 2.00%, 07/01/23	869,096	859,076
Series 1614, Class AN, 2.47%, 06/01/26	4,500,000	4,426,485
Series 1671, Class AM, 2.10%, 12/01/27	1,788,460	1,728,697
Series 2182, Class AM, 2.16%, 01/01/23	6,474,178	6,399,485
Series 2793, Class AL, 4.54%, 01/01/21	6,329,770	6,439,018
Series 2822, Class AB, 2.50%, 03/01/26	421,043	419,015
Series 5796, Class AN, 3.03%, 06/01/27	2,045,000	2,030,373
Series 6090, Class AB, 2.50%, 09/01/22	1,039,640	1,030,911
Series 8744, Class AB, 2.00%, 03/01/23	409,983	407,509
Series 8874, Class AB, 2.00%, 04/01/23	410,386	407,912
Series 9180, Class AB, 2.00%, 05/01/23	1,328,238	1,320,222
Series 9550, Class AL, 2.50%, 07/01/25	1,378,714	1,367,056
Series 387770, 3.63%, 07/01/28	2,495,000	2,568,015
Series 465468, 3.33%, 07/01/20	412,194	413,243
Series 466284, 3.33%, 10/01/20	3,197,782	3,227,479
Series 466319, 3.23%, 11/01/20	3,099,657	3,126,452
TBA, 3.00%, 06/15/49	29,810,000	29,435,624
TBA, 3.50%, 06/15/49	28,080,000	28,316,072

The accompanying notes are an integral part of the financial statements.	17

Investment Portfolios

(UNAUDITED)	04.30.2019

CARILLON REAMS CORE PLUS BOND FUND (cont’d)
MORTGAGE AND ASSET-BACKED SECURITIES—31.8%	Principal Amount	Value

Federal agency mortgage-backed obligations (cont’d)
Fannie Mae Pool, (cont’d)
TBA, 4.50%, 06/15/49	$30,840,000	$32,068,445
TBA, 5.00%, 06/15/49	6,455,000	6,798,300
Fannie Mae-Aces,
Series 2014-M13, Class AB2, VR, 2.95%, 08/25/24	223,642	229,234
Series 2016-M2, Class ABV2, 2.13%, 01/25/23	518,914	512,797
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	3,680,402	3,630,353
Series 2016-M6, Class AB2, 2.40%, 05/25/26	4,521,336	4,449,915
Series 2016-M7, Class AV2, 2.16%, 10/25/23	9,610,000	9,470,561
Freddie Mac Gold Pool,
Series 14660, Class G, 2.00%, 01/01/28	4,955,951	4,858,747
Series 15226, Class G, 4.50%, 08/01/20	921	940
Freddie Mac REMIC, Series 3609, Class LA, 4.00%, 12/15/24	16,808	16,811
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	7,216,331	6,901,465
Series 2583, Class AB, 2.14%, 08/15/23	1,386,470	1,348,347
Total mortgage and asset-backed securities (cost $199,787,016)		199,700,158

U.S. TREASURIES—52.5%
U.S. Treasury Bonds,
2.75%, 08/15/47	23,665,000	22,813,614
3.00%, 08/15/48	27,860,000	28,199,544
U.S. Treasury Notes,
1.63%, 10/31/23	16,775,000	16,309,756
2.25%, 11/15/27	66,805,000	65,677,666
2.50%, 12/31/20	3,575,000	3,586,312
2.50%, 01/31/24	35,755,000	36,092,996
2.50%, 01/31/25	35,725,000	36,052,944
2.63%, 12/31/25	30,290,000	30,733,701
2.63%, 02/15/29	59,240,000	59,850,913
2.88%, 04/30/25	30,025,000	30,906,984
Total U.S. Treasuries (cost $324,853,184)		330,224,430

Total investment portfolio (cost $662,972,303)—106.6%		669,834,688

Liabilities in excess of other assets—(6.6)%		(41,530,013)

Total net assets—100.0%		$628,304,675

144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA—To-be-announced security. Securities are being used in dollar roll transactions.

VR—Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.

SB—Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

REMIC—Real estate mortgage investment conduit

Credit quality breakdown*

Rating	Percent of net assets
AAA/Aaa	84.3%
AA/Aa	8.3%
A/A	10.7%
BBB/Baa	3.2%
BB/Ba	0.0%
Caa/CCC	0.0%
Ca/CC	0.0%
C/C	0.1%
Not rated	0.0%

* The table depicts the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s® (“S&P”), Moody’s Investors Service (“Moody’s”), and Fitch Ratings Inc. (“Fitch”), each of which is a widely used independent nationally recognized statistical rating organization (“NRSRO”). NRSRO ratings are shown because they provide an independent analysis of the credit quality of the Fund’s investments. These credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Securities may be rated by other NRSROs and these ratings may be higher or lower. When ratings from multiple agencies are available, the highest is used, consistent with the Fund’s portfolio investment process. Credit quality ratings are subject to change without notice. For more information on S&P’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage. For more information on Moody’s rating methodology, please visit moodys.com and select “Rating Methodologies” under Research & Ratings on the homepage. For more information on Fitch’s rating methodology, please visit fitchratings.com and select “Ratings Definitions” at the bottom of the homepage. Carillon Tower Advisers, Inc. (“Manager”) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure-specific characteristics. Any securities that are not rated by S&P, Moody’s, or Fitch appear in the table as “Not rated.” However, these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated, but are treated by the Fund, and reflected in the table above, as being rated AAA/Aaa for credit quality purposes.

18	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2019

CARILLON REAMS CORE PLUS BOND FUND (cont’d)
FUTURES CONTRACTS—LONG
Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at April 30, 2019	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	6/19/2019	1,876	$230,122,223	$232,008,438	$1,886,215

FUTURES CONTRACTS—SHORT
Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Euro-Bond Futures^	6/6/2019	(738)	$(134,929,226)	$(136,834,362)	$(1,905,136)
Total futures contracts					$(18,921)

^ Euro-Bond futures contracts are denominated in Euro. Notional Value at Trade Date, Notional Value at April 30, 2019 and Unrealized Appreciation (Depreciation) have been translated into U.S. Dollars as of April 30, 2019.

There is $784,567 of variation margin due from the broker to the Fund as of April 30, 2019.

SWAP CONTRACTS—CREDIT DEFAULT SWAPS
Exchange	Reference Entity	Rating of Reference Entity (Moody’s/S&P)	Buy/Sell(a) Protection	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(b)	Value(c)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Intercontinental Exchange	CDX North America High Yield Index Series 32	B2/B	Sell	Receive	5%/Quarterly	6/20/2024	$12,280,000	$968,756	$884,418	$84,338
Intercontinental Exchange	CDX North American Investment Grade Index Series 31	Baa2/BBB	Sell	Receive	1%/Quarterly	12/20/2023	48,680,000	1,108,038	201,157	906,881
Total swap contracts							$60,960,000	$2,076,794	$1,085,575	$991,219

There is $44,417 of variation margin due from the broker to the Fund as of April 30, 2019.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying notes are an integral part of the financial statements.	19

Investment Portfolios

(UNAUDITED)	04.30.2019

CARILLON REAMS UNCONSTRAINED BOND FUND
CORPORATE BONDS—21.2%	Principal Amount	Value
Airlines—1.2%
American Airlines, Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24	$1,623,743	$1,683,009
Continental Airlines, Pass Through Trust, Series 2007-1, Class A, 5.98%, 10/19/23	1,679,570	1,770,099
Northwest Airlines, Pass Through Trust, Series 2007-1, Class A, 7.03%, 05/01/21	3,220,526	3,280,428
US Airways, Pass Through Trust,
Series 2010-1, Class A, 6.25%, 10/22/24	4,242,465	4,571,681
Series 2012-1, Class A, 5.90%, 04/01/26	2,394,704	2,602,564

Auto manufacturers—6.7%
Daimler Finance North America LLC,
144A, 1.75%, 10/30/19	5,150,000	5,123,000
144A, 2.30%, 01/06/20	8,650,000	8,613,404
144A, 3.10%, 05/04/20	12,005,000	12,034,325
144A, 3.35%, 05/04/21	15,050,000	15,159,777
Ford Motor Credit Co. LLC,
2.43%, 06/12/20	8,440,000	8,366,564
3.81%, 10/12/21	6,300,000	6,313,447
General Motors Financial Co., Inc.,
3.55%, 04/09/21	7,735,000	7,799,775
5.10%, 01/17/24	13,755,000	14,559,879

Banks—6.5%
Bank of America Corp. (Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	13,600,000	13,693,568
Citigroup, Inc. (3 Month LIBOR USD + 0.95%), 3.53%, 07/24/23	11,970,000	12,046,102
JPMorgan Chase & Co., 2.75%, 06/23/20	5,485,000	5,489,493
UBS AG, 144A, 2.45%, 12/01/20	5,755,000	5,724,113
U.S. Bank NA, 3.15%, 04/26/21	15,830,000	15,987,624
Wells Fargo & Co.,
2.55%, 12/07/20	6,005,000	5,988,144
3.75%, 01/24/24	3,500,000	3,605,375
(3 Month LIBOR USD + 1.23%), 3.81%, 10/31/23	13,305,000	13,564,308

Capital markets—0.2%
The Goldman Sachs Group, Inc., 2.75%, 09/15/20	2,750,000	2,750,478

Chemicals—0.3%
The Sherwin-Williams Co., 2.25%, 05/15/20	3,895,000	3,874,008

Consumer finance—1.1%
American Express Co., 2.20%, 10/30/20	6,450,000	6,401,384
American Express Credit Corp., 2.60%, 09/14/20	6,435,000	6,426,465

Food products—0.1%
Campbell Soup Co. (3 Month LIBOR USD + 0.63%), 3.24%, 03/15/21	1,280,000	1,274,966

Health care equipment & supplies—1.0%
Becton Dickinson and Co.,
2.13%, 06/06/19	4,855,000	4,850,885
2.40%, 06/05/20	6,700,000	6,665,207

Health care providers & services—2.1%
Cigna Corp., 144A, 3.20%, 09/17/20	18,070,000	18,130,921
CVS Health Corp., 3.70%, 03/09/23	6,340,000	6,425,853

Insurance—1.4%
MassMutual Global Funding II, 144A, 1.95%, 09/22/20	12,055,000	11,950,323
Reliance Standard Life Global Funding II, 144A, 2.50%, 01/15/20	4,550,000	4,536,429

CORPORATE BONDS—21.2%	Principal Amount	Value

Oil, gas & consumable fuels—0.6%
Energy Transfer Operating LP, 4.05%, 03/15/25	$6,392,000	$6,492,240
Total corporate bonds (cost $244,874,401)		247,755,838

MORTGAGE AND ASSET-BACKED SECURITIES—18.2%
Asset-backed securities—2.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 144A, 3.45%, 03/20/23	5,520,000	5,587,663
Countrywide Asset-Backed Certificates, Series 2006-S10, Class A3 (1 Month LIBOR USD + 0.32%), 2.80%, 10/25/36	1,158,896	1,111,758
Hertz Vehicle Financing II LP,
Series 2016-2A, Class A, 144A, 2.95%, 03/25/22	6,315,000	6,288,203
Series 2016-4A, Class A, 144A, 2.65%, 07/25/22	3,530,000	3,487,409
Series 2019-1A, Class A, 144A, 3.71%, 03/25/23	6,655,000	6,742,369
Home Equity Loan Trust, Series 2006-HSA2, Class AI3, VR, 5.55%, 11/25/27	3,339,966	1,633,342

Commercial mortgage-backed securities—7.3%
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A1, 2.86%, 03/10/51	2,593,556	2,602,512
COMM Mortgage Trust,
Series 2012-CCRE4, Class ASB, 2.44%, 10/17/45	7,200,583	7,156,990
Series 2013-CCRE10, Class ASB, 3.80%, 08/10/46	1,625,873	1,663,125
GS Mortgage Securities Trust,
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	4,111,066	4,200,155
Series 2014-GC22, Class A3, 3.52%, 06/12/47	14,456,635	14,692,819
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class ASB, 2.44%, 12/17/47	9,516,607	9,470,664
UBS Commercial Mortgage Trust, Series 2018-C11, Class A1, 3.21%, 06/16/51	4,418,734	4,461,520
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class ASB, VR, 3.93%, 07/17/46	9,705,579	9,986,362
WFRBS Commercial Mortgage Trust,
Series 2012-C10, Class ASB, 2.45%, 12/15/45	4,911,166	4,884,596
Series 2013-C13, Class A3, 2.75%, 05/17/45	5,293,726	5,290,456
Series 2013-C15, Class ASB, 3.72%, 08/17/46	3,685,510	3,752,299
Series 2013-C18, Class A3, 3.65%, 12/17/46	7,315,000	7,386,822
Series 2014-C21, Class A3, 3.43%, 08/16/47	9,870,000	9,922,992

Federal agency mortgage-backed obligations—8.8%
Fannie Mae Pool,
Series 3961, Class AN, 3.16%, 12/01/31	3,579,271	3,543,703
Series 5796, Class AN, 3.03%, 06/01/27	4,095,000	4,065,710
Series 387770, 3.63%, 07/01/28	4,760,000	4,899,300
TBA, 3.00%, 06/15/49	18,035,000	17,808,503
TBA, 4.50%, 06/15/49	57,820,000	60,123,136
TBA, 5.00%, 06/15/49	11,565,000	12,180,068
Total mortgage and asset-backed securities (cost $212,533,477)		212,942,476

U.S. TREASURIES—56.5%
U.S. Treasury Bonds, 3.00%, 02/15/49	13,955,000	14,137,614
U.S. Treasury Notes
2.00%, 12/31/21	82,640,000	82,152,553
2.25%, 08/15/27	48,025,000	47,274,609
2.25%, 11/15/27	62,505,000	61,450,228
2.63%, 12/15/21	105,715,000	106,751,503

20	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2019

CARILLON REAMS UNCONSTRAINED BOND FUND (cont’d)
U.S. TREASURIES—56.5%	Principal Amount	Value
U.S. Treasury Notes (cont’d)
2.63%, 01/31/26	$160,590,000	$162,860,842
2.63%, 02/15/29	117,950,000	119,166,360
2.75%, 02/28/25	63,845,000	65,279,019
Total U.S. Treasuries (cost $653,027,016)		659,072,728

Total investment portfolio (cost $1,110,434,894)—95.9%		1,119,771,042

Other assets in excess of liabilities—4.1%		47,924,198

Total net assets—100.0%		$1,167,695,240

144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

VR—Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.

TBA—To-be-announced security. Securities are being used in dollar roll transactions.

Credit quality breakdown*

Rating	Percent of net assets
AAA/Aaa	74.4%
AA/Aa	3.4%
A/A	12.2%
BBB/Baa	5.7%
BB/Ba	0.0%
Caa/CCC	0.1%
Ca/CC	0.1%
Not rated	0.0%

* The table depicts the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s® (“S&P”), Moody’s Investors Service (“Moody’s”), and Fitch Ratings Inc. (“Fitch”), each of which is a widely used independent nationally recognized statistical rating organization (“NRSRO”). NRSRO ratings are shown because they provide an independent analysis of the credit quality of the Fund’s investments. These credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Securities may be rated by other NRSROs and these ratings may be higher or lower. When ratings from multiple agencies are available, the highest is used, consistent with the Fund’s portfolio investment process. Credit quality ratings are subject to change without notice. For more information on S&P’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage. For more information on Moody’s rating methodology, please visit moodys.com and select “Rating Methodologies” under Research & Ratings on the homepage. For more information on Fitch’s rating methodology, please visit fitchratings.com and select “Ratings Definitions” at the bottom of the homepage. Carillon Tower Advisers, Inc. (“Manager”) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure-specific characteristics. Any securities that are not rated by S&P, Moody’s, or Fitch appear in the table as “Not rated.” However, these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated, but are treated by the Fund, and reflected in the table above, as being rated AAA/Aaa for credit quality purposes.

FUTURES CONTRACTS—LONG
Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at April 30, 2019	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	6/28/2019	2,745	$314,665,492	$317,433,516	$2,768,024
10-Year U.S. Treasury Note	6/19/2019	1,338	163,970,689	165,472,969	1,502,280

FUTURES CONTRACTS—SHORT
Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at April 30, 2019	Unrealized Appreciation (Depreciation)
Euro-Bond Futures^	6/6/2019	(2,405)	$(439,655,245)	$(445,916,855)	$(6,261,610)
Total futures contracts					$(1,991,306)

^ Euro-Bond futures contracts are denominated in Euro. Notional Value at Trade Date, Notional Value at April 30, 2019 and Unrealized Appreciation (Depreciation) have been translated into U.S. Dollars as of April 30, 2019.

There is $1,319,430 of variation margin due to the Fund from the broker as of April 30, 2019.

The accompanying notes are an integral part of the financial statements.	21

Investment Portfolios

(UNAUDITED)	04.30.2019

CARILLON REAMS UNCONSTRAINED BOND FUND (cont’d)

SWAP CONTRACTS—CREDIT DEFAULT SWAPS
Exchange	Reference Entity	Rating of Reference Entity (Moody’s/S&P)	Buy/Sell(a) Protection	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(b)	Value(c)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Intercontinental Exchange	CDX North America High Yield Index Series 32	B2/B	Sell	Receive	5%/Quarterly	6/20/2024	$27,250,000	$2,149,722	$1,962,571	$187,151
Intercontinental Exchange	CDX North America Investment Grade Index Series 31	Baa2/BBB	Sell	Receive	1%/Quarterly	12/20/2023	73,895,000	1,681,973	343,515	1,338,458
Total swap contracts							$101,145,000	$3,831,695	$2,306,086	$1,525,609

There is $24,792 of variation margin due to the Fund from the broker as of April 30, 2019.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

22	The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

(UNAUDITED)	04.30.2019

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Cougar Tactical Allocation Fund	Carillon Eagle Growth & Income Fund

Assets
Investments, at value (a)	$546,277,499	$13,540,373	$19,708,248	$769,568,627
Cash	4,600,648	654	395,573	44,483,736
Foreign currency, at value (b)	—	232	—	—
Receivable for investments sold	—	—	—	2,649,070
Receivable for fund shares sold	861,999	3,843	600	1,928,319
Receivable for dividends and interest, net	219,240	144,235	737	944,223
Receivable due from adviser, net	—	22,686	16,556	—
Prepaid expenses	23,640	37,481	37,621	22,228
Total assets	551,983,026	13,749,504	20,159,335	819,596,203

Liabilities
Payable for investments purchased	—	—	—	15,877,097
Payable for fund shares redeemed	771,059	65,012	64,894	1,317,709
Accrued custody fees	1,195	1,662	85	3,063
Accrued investment advisory fees, net	201,111	—	—	289,151
Accrued administrative fees	44,595	1,133	1,655	64,068
Accrued distribution fees	50,663	3,095	2,101	142,955
Accrued transfer agent and shareholder servicing fees	58,095	5,357	3,751	39,648
Accrued internal audit fees	775	775	775	775
Accrued trustees and officers compensation	15,246	15,247	15,247	15,246
Other accrued expenses	28,248	24,395	17,070	26,836
Total liabilities	1,170,987	116,676	105,578	17,776,548
Net assets	550,812,039	13,632,828	20,053,757	801,819,655

Net assets consists of
Paid-in capital	359,098,575	13,421,584	18,941,289	552,735,267
Total distributable earnings (loss)	191,713,464	211,244	1,112,468	249,084,388
Net assets	550,812,039	13,632,828	20,053,757	801,819,655

Net assets, at market value
Class A	178,626,356	4,352,068	1,205,676	162,832,946
Class C	17,061,404	2,116,655	2,294,391	135,292,247
Class I	303,036,969	6,064,389	16,481,782	451,655,423
Class R-3	1,099,015	922,377	11,655	1,849,184
Class R-5	7,387,878	3,483	36,458	3,310,092
Class R-6	43,589,070	140,248	11,903	46,785,055
Class Y	11,347	33,608	11,892	94,708

NAV, offering and redemption price per share (c)
Class A	$42.05	$17.20	$15.68	$21.13
Class A maximum offering price (d)	44.15	18.06	16.46	22.18
Class C	29.22	16.93	15.45	20.15
Class I	44.30	17.15	15.67	21.07
Class R-3	40.19	17.01	15.66	21.04
Class R-5	44.16	17.17	15.69	21.10
Class R-6	43.93	17.20	15.70	21.02
Class Y	44.27	17.07	15.65	21.04

Shares of beneficial interest outstanding
Class A	4,248,430	253,096	76,906	7,705,998
Class C	583,839	125,027	148,529	6,714,361
Class I	6,839,833	353,506	1,051,694	21,431,570
Class R-3	27,349	54,217	744	87,899
Class R-5	167,300	203	2,323	156,894
Class R-6	992,268	8,155	758	2,225,386
Class Y	256	1,968	760	4,501

(a) Identified cost	$358,140,883	$12,525,703	$18,229,992	$543,235,325

(b) Cost	—	231	—	—

(c) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.

(d) The maximum offering price is computed as 100/95.25 of NAV.

The accompanying notes are an integral part of the financial statements.	23

Statements of Assets and Liabilities

(UNAUDITED)	04.30.2019

	Carillon Eagle Mid Cap Growth Fund	Carillon Eagle Small Cap Growth Fund	Carillon Scout International Fund	Carillon Scout Mid Cap Fund

Assets
Investments, at value (a)	$5,360,776,922	$4,636,021,957	$758,335,727	$2,881,326,422
Cash	83,659,840	96,775,397	9,798,762	9,986,269
Receivable for investments sold	11,044,651	—	—	15,955,529
Receivable for fund shares sold	15,719,471	3,105,429	245,037	13,489,942
Receivable for dividends and interest, net	390,348	597,659	7,236,088	2,657,219
Prepaid expenses	17,966	59,038	15,705	11,750
Total assets	5,471,609,198	4,736,559,480	775,631,319	2,923,427,131

Liabilities
Payable for investments purchased	—	8,275,902	—	—
Payable for fund shares redeemed	9,876,584	9,573,654	613,712	2,798,685
Accrued custody fees	23,229	22,593	22,255	13,983
Accrued investment advisory fees, net	2,252,984	1,981,052	509,367	1,737,707
Accrued administrative fees	438,268	383,883	63,673	236,502
Accrued distribution fees	290,052	210,471	289	23,394
Accrued transfer agent and shareholder servicing fees	246,711	427,018	122,070	170,142
Accrued internal audit fees	774	775	775	775
Accrued trustees and officers compensation	15,247	15,247	15,246	15,247
Other accrued expenses	100,677	203,061	48,465	64,942
Total liabilities	13,244,526	21,093,656	1,395,852	5,061,377
Net assets	5,458,364,672	4,715,465,824	774,235,467	2,918,365,754

Net assets consists of
Paid-in capital	4,284,566,148	3,274,170,820	535,846,644	2,540,125,134
Total distributable earnings (loss)	1,173,798,524	1,441,295,004	238,388,823	378,240,620
Net assets	5,458,364,672	4,715,465,824	774,235,467	2,918,365,754

Net assets, at market value
Class A	753,401,545	507,201,743	855,480	18,801,189
Class C	145,327,947	88,305,671	137,831	18,058,854
Class I	1,295,065,870	1,254,169,687	770,003,248	2,775,778,445
Class R-3	47,101,254	82,379,155	9,730	2,071,539
Class R-5	780,324,832	402,132,025	9,807	843,594
Class R-6	2,435,230,457	2,381,265,353	3,208,794	80,992,564
Class Y	1,912,767	12,190	10,577	21,819,569

NAV, offering and redemption price per share (b)
Class A	$61.89	$51.26	$18.36	$18.71
Class A maximum offering price (c)	64.98	53.82	19.28	19.64
Class C	48.59	34.05	18.34	18.58
Class I	65.62	54.80	18.45	18.77
Class R-3	59.81	48.98	18.44	18.66
Class R-5	65.44	55.10	18.45	18.70
Class R-6	66.10	55.75	18.43	18.76
Class Y	65.28	54.42	18.44	18.70

Shares of beneficial interest outstanding
Class A	12,172,873	9,894,451	46,582	1,004,669
Class C	2,991,172	2,593,184	7,516	971,763
Class I	19,735,341	22,886,749	41,731,635	147,847,630
Class R-3	787,468	1,682,049	528	110,990
Class R-5	11,923,551	7,298,634	531	45,124
Class R-6	36,841,433	42,716,551	174,131	4,318,262
Class Y	29,301	224	574	1,166,579

(a) Identified cost	$4,197,882,553	$3,258,336,822	$514,359,823	$2,439,975,983

(b) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.

(c) The maximum offering price is computed as 100/95.25 of NAV.

24	The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

(UNAUDITED)	04.30.2019

	Carillon Scout Small Cap Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund

Assets
Investments, at value (a)	$346,547,023	$109,418,643	$669,834,688	$1,119,771,042
Premiums paid—open swap contracts	—	44,209	1,085,575	2,306,086
Unrealized appreciation—open swap contracts	—	197,293	991,219	1,525,609
Unrealized appreciation—open futures contracts	—	—	1,886,215	4,270,304
Cash	2,217,359	6,195,287	17,470,339	64,103,232
Cash deposit at broker—open futures contracts	—	—	4,478,473	12,610,020
Variation margin receivable—open swap contracts	—	746	44,417	24,792
Variation margin receivable—open futures contracts	—	—	784,567	1,319,430
Receivable for investments sold	—	14,723,373	91,497,700	46,969,999
Receivable for fund shares sold	857,059	3,213	501,550	24,581,957
Receivable for dividends and interest, net	76,900	548,424	3,220,626	6,545,366
Receivable due from adviser, net	—	14,244	—	—
Prepaid expenses	16,576	15,591	19,585	6,734
Total assets	349,714,917	131,161,023	791,814,954	1,284,034,571

Liabilities
Unrealized depreciation—open futures contracts	—	—	1,905,136	6,261,610
Cash collateral received from broker—open swap contracts	—	38,788	611,168	1,101,260
Payable for investments purchased	—	26,333,092	160,621,189	107,879,174
Payable for fund shares redeemed	561,779	37,233	183,470	487,931
Accrued custody fees	3,402	747	3,914	5,632
Accrued investment advisory fees, net	175,271	—	54,055	239,470
Accrued administrative fees	28,130	8,599	53,781	96,445
Accrued distribution fees	10,943	901	3,367	5,210
Accrued transfer agent and shareholder servicing fees	41,674	12,801	25,297	171,783
Accrued internal audit fees	724	775	775	775
Accrued trustees and officers compensation	15,247	15,247	15,247	15,247
Other accrued expenses	26,507	23,980	32,880	74,794
Total liabilities	863,677	26,472,163	163,510,279	116,339,331
Net assets	348,851,240	104,688,860	628,304,675	1,167,695,240

Net assets consists of
Paid-in capital	216,478,053	105,735,379	636,412,374	1,207,955,356
Total distributable earnings (loss)	132,373,187	(1,046,519)	(8,107,699)	(40,260,116)
Net assets	348,851,240	104,688,860	628,304,675	1,167,695,240

Net assets, at market value
Class A	14,316,981	855,840	244,913	270,356
Class C	9,721,478	416,802	257,523	85,769
Class I	317,192,399	101,530,340	612,853,236	1,094,381,794
Class R-3	269,738	10,330	10,290	10,218
Class R-5	74,765	10,413	10,372	10,299
Class R-6	7,162,488	10,428	10,387	48,248,081
Class Y	113,391	1,854,707	14,917,954	24,688,723

NAV, offering and redemption price per share (b)
Class A	$29.68	$11.52	$31.96	$11.85
Class A maximum offering price (c)	31.16	11.97	33.21	12.31
Class C	29.34	11.51	31.92	11.83
Class I	29.80	11.53	31.98	11.84
Class R-3	29.55	11.53	31.97	11.83
Class R-5	29.80	11.54	31.98	11.84
Class R-6	29.85	11.54	31.98	11.84
Class Y	29.66	11.53	31.96	11.90

Shares of beneficial interest outstanding
Class A	482,407	74,282	7,663	22,810
Class C	331,285	36,205	8,068	7,253
Class I	10,645,341	8,803,699	19,160,780	92,422,769
Class R-3	9,127	896	322	864
Class R-5	2,509	903	324	870
Class R-6	239,969	904	325	4,075,781
Class Y	3,822	160,893	466,751	2,075,269

(a) Identified cost	$212,079,584	$108,410,531	$662,972,303	$1,110,434,894

(b) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.

(c) The maximum offering price for the Carillon Scout Small Cap Fund is computed as 100/95.25 of NAV. The maximum offering price for the Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund and Carillon Reams Unconstrained Bond Fund is computed as 100/96.25 of NAV.

The accompanying notes are an integral part of the financial statements.	25

Statements of Operations

(UNAUDITED)	11.01.2018 to 04.30.2019

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Cougar Tactical Allocation Fund	Carillon Eagle Growth & Income Fund

Investment income
Dividends	$3,400,682	$228,881	$209,144	$10,452,195
Less: foreign taxes withheld	—	(21,448)	—	(148,967)
Interest	64,258	2,227	6,670	368,958
Total investment income	3,464,940	209,660	215,814	10,672,186

Expenses
Investment advisory fees	1,414,517	51,735	63,142	1,546,300
Administrative fees:
Class A	83,479	2,269	766	74,615
Class C	8,844	1,140	1,072	64,811
Class I	119,208	3,454	9,206	174,388
Class R-3	590	437	6	925
Class R-5	3,465	2	17	787
Class R-6	20,161	73	6	21,421
Class Y	5	16	6	39
Distribution and service fees:
Class A	208,697	5,673	1,914	186,539
Class C	88,444	11,396	10,720	648,112
Class R-3	2,948	2,185	28	4,623
Class Y	13	40	14	97
Transfer agent and shareholder servicing fees:
Class A	85,816	5,036	1,252	72,145
Class C	10,857	2,833	1,659	62,684
Class I	118,132	7,334	14,585	122,523
Class R-3	1,420	935	40	1,536
Class R-5	2,290	39	62	376
Class R-6	1,659	112	37	1,510
Class Y	40	55	44	53
Custodian fees	9,365	18,019	478	9,393
Professional fees	47,154	48,841	45,291	46,956
State registration fees	53,138	44,256	44,713	53,359
Trustees and officers compensation	34,698	34,698	34,698	34,698
Internal audit fees	4,831	4,831	4,831	4,831
Interest expense on line of credit	4,274	1,853	520	—
Other expenses	56,859	30,333	20,012	66,078
Total expenses before adjustments	2,380,904	277,595	255,119	3,198,799
Fees and expenses waived	(404,234)	(171,450)	(145,150)	—
Recovered fees previously waived by Manager	—	—	—	26
Total expenses after adjustments	1,976,670	106,145	109,969	3,198,825

Net investment income (loss)	1,488,270	103,515	105,845	7,473,361

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	2,984,743	(799,579)	(357,123)	21,848,138
Foreign currency transactions	—	(3,150)	—	(1,810)
Net realized gain (loss)	2,984,743	(802,729)	(357,123)	21,846,328
Net change in unrealized appreciation (depreciation) on
investments and foreign currency translations	40,417,721	875,685	1,003,652	28,855,028
Net gain (loss) on investments	43,402,464	72,956	646,529	50,701,356

Net increase (decrease) in assets resulting from operations	44,890,734	176,471	752,374	58,174,717

26	The accompanying notes are an integral part of the financial statements.

Statements of Operations

(UNAUDITED)	11.01.2018 to 04.30.2019

	Carillon Eagle Mid Cap Growth Fund	Carillon Eagle Small Cap Growth Fund	Carillon Scout International Fund	Carillon Scout Mid Cap Fund

Investment income
Dividends	$14,573,771	$10,982,413	$11,123,762	$25,354,100
Less: foreign taxes withheld	(124,416)	(77,597)	(934,233)	(12,304)
Interest	1,022,685	539,602	179,723	546,300
Total investment income	15,472,040	11,444,418	10,369,252	25,888,096

Expenses
Investment advisory fees	12,103,206	11,595,695	3,034,620	9,565,854
Administrative fees:
Class A	340,691	247,875	298	6,814
Class C	70,010	47,797	51	6,691
Class I	574,830	613,708	377,578	1,248,798
Class R-3	21,084	40,318	5	815
Class R-5	351,350	204,787	5	373
Class R-6	987,752	1,090,248	1,386	25,359
Class Y	541	21	5	6,859
Distribution and service fees:
Class A	851,728	619,687	745	17,036
Class C	700,100	477,971	510	66,913
Class R-3	105,419	201,593	22	4,073
Class Y	1,352	53	12	17,147
Transfer agent and shareholder servicing fees:
Class A	535,323	461,119	495	2,753
Class C	71,033	59,675	74	3,978
Class I	544,742	749,900	461,287	1,208,159
Class R-3	34,081	76,517	32	911
Class R-5	338,358	263,676	32	212
Class R-6	47,656	56,751	258	1,494
Class Y	199	72	47	1,838
Custodian fees	64,302	62,928	69,517	41,765
Professional fees	46,705	46,614	48,486	47,304
State registration fees	96,592	61,112	45,089	93,644
Trustees and officers compensation	34,697	34,698	34,698	34,698
Internal audit fees	4,832	4,831	4,831	4,831
Interest expense on line of credit	—	21,855	387	—
Other expenses	358,570	419,976	172,229	260,590
Total expenses before adjustments	18,285,153	17,459,477	4,252,699	12,668,909
Fees and expenses waived	—	(19)	(85)	—
Recovered fees previously waived by Manager	—	—	13	—
Total expenses after adjustments	18,285,153	17,459,458	4,252,627	12,668,909

Net investment income (loss)	(2,813,113)	(6,015,040)	6,116,625	13,219,187

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	21,772,355	91,398,431	13,406,594	(31,530,122)
Foreign currency transactions	—	—	30,545	65
Net realized gain (loss)	21,772,355	91,398,431	13,437,139	(31,530,057)
Net change in unrealized appreciation (depreciation) on
investments and foreign currency translations	631,883,915	342,501,234	39,855,719	283,820,456
Net gain (loss) on investments	653,656,270	433,899,665	53,292,858	252,290,399

Net increase (decrease) in assets resulting from operations	650,843,157	427,884,625	59,409,483	265,509,586

The accompanying notes are an integral part of the financial statements.	27

Statements of Operations

(UNAUDITED)	11.01.2018 to 04.30.2019

	Carillon Scout Small Cap Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund

Investment income
Dividends	$1,906,183	$—	$—	$—
Less: foreign taxes withheld	—	—	—	—
Interest	23,671	1,484,452	8,812,461	15,637,054
Total investment income	1,929,854	1,484,452	8,812,461	15,637,054

Expenses
Investment advisory fees	953,945	210,507	1,266,290	3,588,840
Administrative fees:
Class A	6,185	394	114	102
Class C	5,755	257	142	30
Class I	143,964	51,092	308,412	561,213
Class R-3	146	5	5	5
Class R-5	33	5	5	5
Class R-6	2,856	5	5	21,751
Class Y	52	868	7,889	15,034
Distribution and service fees:
Class A	15,462	986	286	256
Class C	57,545	2,573	1,422	305
Class R-3	732	25	25	25
Class Y	129	2,170	19,721	37,585
Transfer agent and shareholder servicing fees:
Class A	6,911	361	160	86
Class C	7,322	289	234	87
Class I	155,079	52,928	219,117	542,723
Class R-3	342	32	32	35
Class R-5	53	33	32	32
Class R-6	207	32	32	1,034
Class Y	50	1,580	14,107	30,686
Custodian fees	7,888	2,417	10,944	17,611
Professional fees	47,447	50,061	50,039	49,220
State registration fees	46,174	42,755	47,456	47,680
Trustees and officers compensation	34,697	34,698	34,698	34,698
Internal audit fees	4,856	4,831	4,831	4,831
Interest expense on line of credit	—	—	—	988
Other expenses	50,605	33,150	65,813	168,533
Total expenses before adjustments	1,548,435	492,054	2,051,811	5,123,395
Fees and expenses waived	(89)	(273,501)	(751,836)	(2,108,690)
Recovered fees previously waived by Manager	31,378	—	—	—
Total expenses after adjustments	1,579,724	218,553	1,299,975	3,014,705

Net investment income (loss)	350,130	1,265,899	7,512,486	12,622,349

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on:
Investments	(1,941,311)	923,206	4,409,239	1,516,599
Foreign currency transactions	—	—	162,699	650,987
Swap contracts	—	180,948	2,915,493	7,931,504
Futures contracts	—	—	(297,719)	(9,333,916)
Net realized gain (loss)	(1,941,311)	1,104,154	7,189,712	765,174
Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency translations	31,944,247	3,312,431	20,701,822	37,375,838
Swap contracts	—	197,293	923,077	1,388,041
Futures contracts	—	—	1,951,500	3,204,338
Net change in unrealized appreciation (depreciation)	31,944,247	3,509,724	23,576,399	41,968,217
Net gain (loss) on investments	30,002,936	4,613,878	30,766,111	42,733,391

Net increase (decrease) in assets resulting from operations	30,353,066	5,879,777	38,278,597	55,355,740

28	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Carillon ClariVest Capital Appreciation Fund		Carillon ClariVest International Stock Fund		Carillon Cougar Tactical Allocation Fund		Carillon Eagle Growth & Income Fund

	11/1/18 to 4/30/19(†)	11/1/17 to 10/31/18	11/1/18 to 4/30/19(†)	11/1/17 to 10/31/18	11/1/18 to 4/30/19(†)	11/1/17 to 10/31/18	11/1/18 to 4/30/19(†)	11/1/17 to 10/31/18

Net assets, beginning of period	$452,343,541	$390,895,027	$17,491,910	$18,837,745	$23,810,421	$17,248,864	$592,140,185	$604,140,235
Increase (decrease) in net assets from operations
Net investment income (loss)	1,488,270	1,200,732	103,515	253,880	105,845	150,861	7,473,361	11,271,217
Net realized gain (loss)	2,984,743	36,674,734	(802,729)	661,743	(357,123)	800,208	21,846,328	42,111,759
Net change in unrealized appreciation (depreciation)	40,417,721	(14,784,125)	875,685	(2,632,476)	1,003,652	(632,361)	28,855,028	3,264,320
Net increase (decrease) in net assets resulting from operations	44,890,734	23,091,341	176,471	(1,716,853)	752,374	318,708	58,174,717	56,647,296
Distributions to shareholders from earnings	(38,346,395)	(25,472,949)	(226,694)	(206,971)	(971,271)	(446,042)	(49,963,406)	(26,272,595)
Fund share transactions
Proceeds from shares sold-Class A	4,013,177	49,558,565	286,283	3,706,159	616,893	411,667	26,279,964	38,687,158
Issued as reinvestment of distributions-Class A	14,420,308	9,810,169	62,052	53,718	62,281	35,648	11,046,861	6,144,566
Cost of shares redeemed-Class A	(15,595,276)	(44,356,804)	(1,031,329)	(2,620,004)	(755,955)	(715,369)	(20,684,735)	(52,947,759)
Proceeds from shares sold-Class C	1,047,596	2,871,775	189,129	520,399	353,475	715,621	20,702,246	9,892,575
Issued as reinvestment of distributions-Class C	2,149,571	5,106,005	6,532	28,462	72,560	36,455	8,273,501	5,072,430
Cost of shares redeemed-Class C	(5,006,948)	(51,131,138)	(726,438)	(2,863,251)	(154,408)	(596,293)	(22,222,791)	(61,909,752)
Proceeds from shares sold-Class I	115,055,956	118,549,302	439,283	2,881,277	3,248,774	12,887,704	190,191,719	65,439,163
Issued as reinvestment of distributions-Class I	16,869,014	7,117,568	142,992	115,509	829,258	366,673	18,578,413	8,964,349
Cost of shares redeemed-Class I	(41,061,128)	(40,782,238)	(3,234,169)	(1,528,823)	(7,813,662)	(6,466,185)	(38,330,665)	(61,303,674)
Proceeds from shares sold-Class R-3	72,525	413,599	93,535	159,179	—	—	324,698	222,408
Issued as reinvestment of distributions-Class R-3	121,423	80,730	10,790	7,995	389	262	130,095	80,464
Cost of shares redeemed-Class R-3	(442,829)	(301,074)	(82,953)	(16,478)	—	—	(491,386)	(870,732)
Proceeds from shares sold-Class R-5	373,516	7,695,419	—	—	—	—	2,658,456	32,918
Issued as reinvestment of distributions-Class R-5	617,839	195,042	55	45	1,386	978	57,216	20,226
Cost of shares redeemed-Class R-5	(896,141)	(3,469,801)	—	—	—	—	(43,541)	(13,106)
Proceeds from shares sold-Class R-6	2,281,387	6,027,841	71,594	100,072	—	—	4,051,833	5,641,896
Issued as reinvestment of distributions-Class R-6	3,552,645	2,575,449	2,790	177	464	333	3,501,021	1,918,066
Cost of shares redeemed-Class R-6	(5,649,318)	(6,141,206)	(39,532)	(91)	—	—	(2,585,905)	(7,508,808)
Proceeds from shares sold-Class Y	—	17,500	—	33,500	358	11,108	25,610	62,300
Issued as reinvestment of distributions-Class Y	842	619	527	144	420	289	5,549	561
Cost of shares redeemed-Class Y	—	(7,200)	—	—	—	—	—	—
Net increase (decrease) from fund share transactions	91,924,159	63,830,122	(3,808,859)	577,989	(3,537,767)	6,688,891	201,468,159	(42,374,751)
Increase (decrease) in net assets	98,468,498	61,448,514	(3,859,082)	(1,345,835)	(3,756,664)	6,561,557	209,679,470	(12,000,050)
Net assets, end of period	550,812,039	452,343,541	13,632,828	17,491,910	20,053,757	23,810,421	801,819,655	592,140,185

Shares issued and redeemed
Shares sold-Class A	102,172	1,108,742	17,522	195,834	39,162	25,051	1,300,777	1,824,095
Issued as reinvestment of distributions-Class A	418,344	232,303	4,085	2,847	4,386	2,213	590,440	291,946
Shares redeemed-Class A	(399,323)	(1,004,030)	(62,829)	(141,686)	(49,428)	(43,477)	(1,021,590)	(2,486,963)
Shares sold-Class C	41,000	88,835	12,057	27,750	23,284	43,374	1,081,872	482,826
Issued as reinvestment of distributions-Class C	89,491	165,618	435	1,534	5,172	2,280	464,499	251,402
Shares redeemed-Class C	(183,918)	(1,568,891)	(45,189)	(154,641)	(10,279)	(36,418)	(1,147,690)	(3,048,515)
Shares sold-Class I	2,899,379	2,573,878	27,147	155,026	217,761	814,535	9,659,627	3,076,647
Issued as reinvestment of distributions-Class I	464,967	160,777	9,444	6,138	58,481	22,774	991,973	426,255
Shares redeemed-Class I	(1,027,369)	(869,401)	(208,125)	(83,556)	(520,089)	(392,283)	(1,916,691)	(2,893,264)
Shares sold-Class R-3	1,914	9,805	5,707	8,580	—	—	16,039	10,457
Issued as reinvestment of distributions-Class R-3	3,683	1,988	717	427	27	16	6,992	3,837
Shares redeemed-Class R-3	(12,206)	(7,235)	(4,977)	(903)	—	—	(24,151)	(41,853)
Shares sold-Class R-5	8,991	167,340	—	—	—	—	133,542	1,539
Issued as reinvestment of distributions-Class R-5	17,086	4,418	4	2	97	61	2,969	961
Shares redeemed-Class R-5	(21,774)	(76,355)	—	—	—	—	(2,124)	(608)
Shares sold-Class R-6	54,983	130,821	4,307	5,366	—	—	198,143	265,422
Issued as reinvestment of distributions-Class R-6	98,794	58,640	184	9	33	21	188,002	91,436
Shares redeemed-Class R-6	(136,500)	(133,602)	(2,354)	(5)	—	—	(128,793)	(355,727)
Shares sold-Class Y	—	378	—	1,925	24	688	1,294	2,884
Issued as reinvestment of distributions-Class Y	23	14	35	8	30	18	297	26
Shares redeemed-Class Y	—	(159)	—	—	—	—	—	—
Shares issued and redeemed	2,419,737	1,043,884	(241,830)	24,655	(231,339)	438,853	10,395,427	(2,097,197)

(†) The data for fiscal periods ending after October 31, 2018 is unaudited.

The accompanying notes are an integral part of the financial statements.	29

Statements of Changes in Net Assets

	Carillon Eagle Mid Cap Growth Fund		Carillon Eagle Small Cap Growth Fund		Carillon Scout International Fund		Carillon Scout Mid Cap Fund

	11/1/18 to 4/30/19(†)	11/1/17 to 10/31/18	11/1/18 to 4/30/19(†)	11/1/17 to 10/31/18	11/1/18 to 4/30/19(†)	11/1/17 to 10/31/18	11/1/18 to 4/30/19(†)	11/1/17 to 10/31/18

Net assets, beginning of period	$4,288,006,813	$2,375,246,768	$4,690,834,343	$5,071,793,231	$824,165,611	$1,160,877,255	$2,473,689,157	$1,675,214,198
Increase (decrease) in net assets from operations
Net investment income (loss)	(2,813,113)	(8,361,804)	(6,015,040)	(19,129,070)	6,116,625	17,665,860	13,219,187	8,635,695
Net realized gain (loss) on investments	21,772,355	214,018,556	91,398,431	842,608,510	13,437,139	69,849,343	(31,530,057)	139,695,786
Net change in unrealized appreciation (depreciation)	631,883,915	(187,637,581)	342,501,234	(624,220,253)	39,855,719	(179,307,662)	283,820,456	(184,593,371)
Net increase (decrease) in net assets resulting from operations	650,843,157	18,019,171	427,884,625	199,259,187	59,409,483	(91,792,459)	265,509,586	(36,261,890)
Distributions to shareholders from earnings	(115,636,947)	(158,724,314)	(819,288,090)	(381,398,349)	(79,149,615)	(177,685,091)	(174,260,788)	(138,762,254)
Fund share transactions
Proceeds from shares sold-Class A	96,135,554	290,123,467	55,237,165	146,346,713	430,671	449,120	13,777,856	7,430,873
Issued as reinvestment of distributions-Class A	16,656,129	24,654,672	88,342,880	44,021,081	39,756	1,591	680,334	3,347
Cost of shares redeemed-Class A	(117,670,544)	(221,781,650)	(128,162,433)	(258,789,196)	(22,110)	(25,020)	(3,229,020)	(435,440)
Proceeds from shares sold-Class C	9,409,317	39,467,799	5,230,584	12,169,837	70,011	65,498	8,926,052	9,580,393
Issued as reinvestment of distributions-Class C	4,521,831	8,528,282	24,802,823	15,524,267	6,071	1,583	634,556	1,837
Cost of shares redeemed-Class C	(28,020,709)	(70,094,544)	(32,833,559)	(76,758,455)	(1,647)	—	(1,213,460)	(181,801)
Proceeds from shares sold-Class I	182,179,813	566,665,458	148,719,386	333,391,456	21,186,819	60,189,648	613,759,912	1,317,744,550
Issued as reinvestment of distributions-Class I	25,270,730	40,420,186	184,393,203	103,735,532	77,119,092	171,813,988	156,438,374	127,201,107
Cost of shares redeemed-Class I	(173,495,753)	(267,949,969)	(318,997,845)	(722,667,447)	(129,569,611)	(302,805,384)	(497,597,080)	(530,416,882)
Proceeds from shares sold-Class R-3	12,617,076	12,945,227	5,930,696	17,082,373	—	10,000	432,100	1,649,875
Issued as reinvestment of distributions-Class R-3	1,120,588	1,661,600	14,806,775	7,176,466	851	1,588	105,258	770
Cost of shares redeemed-Class R-3	(6,245,090)	(11,050,282)	(15,684,290)	(31,495,675)	—	—	(46,982)	(14,805)
Proceeds from shares sold-Class R-5	209,263,692	559,748,449	50,248,294	110,789,186	—	10,000	77,878	1,153,765
Issued as reinvestment of distributions-Class R-5	18,246,315	23,700,917	72,168,324	34,589,597	906	1,594	50,544	775
Cost of shares redeemed-Class R-5	(168,730,375)	(194,371,904)	(126,716,465)	(154,481,135)	—	—	(52,183)	(345,533)
Proceeds from shares sold-Class R-6	686,179,314	1,175,594,466	295,347,555	730,103,437	351,224	3,303,278	45,121,787	38,476,930
Issued as reinvestment of distributions-Class R-6	44,732,630	52,993,487	372,738,335	147,039,395	280,423	1,594	978,574	775
Cost of shares redeemed-Class R-6	(178,483,717)	(221,850,346)	(279,482,358)	(656,682,217)	(83,700)	(265,263)	(2,583,295)	(323,638)
Proceeds from shares sold-Class Y	1,563,399	199,790	—	84,326	300	10,500	17,391,762	2,041,705
Issued as reinvestment of distributions-Class Y	9,465	739	14,071	733	932	1,591	177,896	1,692
Cost of shares redeemed-Class Y	(108,016)	(2,845)	(68,195)	—	—	—	(403,064)	(71,192)
Proceeds from shares issued-fund reorganization	N/A	243,862,189	N/A	N/A	N/A	N/A	N/A	N/A
Net increase (decrease) from fund share transactions	635,151,649	2,053,465,188	416,034,946	(198,819,726)	(30,190,012)	(67,234,094)	353,427,799	973,499,103
Increase (decrease) in net assets	1,170,357,859	1,912,760,045	24,631,481	(380,958,888)	(49,930,144)	(336,711,644)	444,676,597	798,474,959
Net assets, end of period	5,458,364,672	4,288,006,813	4,715,465,824	4,690,834,343	774,235,467	824,165,611	2,918,365,754	2,473,689,157

Shares issued and redeemed
Shares sold-Class A	1,718,129	4,805,747	1,144,883	2,291,711	25,335	21,081	804,829	376,289
Issued as reinvestment of distributions-Class A	341,244	416,693	2,178,079	737,495	2,537	75	43,527	175
Shares redeemed-Class A	(2,123,805)	(3,704,313)	(2,627,977)	(4,101,199)	(1,253)	(1,193)	(197,866)	(22,285)
Shares sold-Class C	219,437	820,256	173,607	261,415	4,237	2,914	521,915	489,371
Issued as reinvestment of distributions-Class C	117,725	181,436	918,283	350,356	387	74	40,755	96
Shares redeemed-Class C	(635,379)	(1,435,017)	(1,035,531)	(1,622,667)	(96)	—	(71,111)	(9,263)
Shares sold-Class I	3,097,501	8,951,579	2,917,796	5,007,733	1,209,502	2,723,323	35,000,546	67,125,594
Issued as reinvestment of distributions-Class I	488,890	648,183	4,257,520	1,654,738	4,905,795	8,047,494	9,983,304	6,663,233
Shares redeemed-Class I	(2,950,925)	(4,242,627)	(6,262,142)	(10,634,607)	(7,425,379)	(13,828,645)	(28,601,631)	(27,037,515)
Shares sold-Class R-3	232,806	222,557	129,888	275,083	—	399	24,141	83,463
Issued as reinvestment of distributions-Class R-3	23,736	28,995	381,815	124,160	54	75	6,742	40
Shares redeemed-Class R-3	(115,040)	(190,624)	(323,339)	(517,058)	—	—	(2,659)	(737)
Shares sold-Class R-5	3,559,544	8,819,967	964,240	1,658,538	—	399	4,429	57,573
Issued as reinvestment of distributions-Class R-5	353,954	379,950	1,657,518	549,303	57	75	3,240	41
Shares redeemed-Class R-5	(2,930,758)	(3,067,438)	(2,375,234)	(2,327,766)	—	—	(2,838)	(17,321)
Shares sold-Class R-6	11,595,324	18,433,936	5,535,190	10,906,856	19,563	154,129	2,529,014	1,887,914
Issued as reinvestment of distributions-Class R-6	859,417	838,973	8,463,631	2,317,041	17,861	75	62,529	41
Shares redeemed-Class R-6	(2,986,204)	(3,504,133)	(5,204,900)	(9,719,866)	(4,722)	(12,775)	(144,909)	(16,327)
Shares sold-Class Y	27,639	3,045	—	1,268	17	423	1,078,184	103,503
Issued as reinvestment of distributions-Class Y	184	12	327	12	60	74	11,389	89
Shares redeemed-Class Y	(1,740)	(47)	(1,383)	—	—	—	(23,016)	(3,570)
Shares issued-fund reorganization	N/A	4,000,263	N/A	N/A	N/A	N/A	N/A	N/A
Shares issued and redeemed	10,891,679	32,407,393	10,892,271	(2,787,454)	(1,246,045)	(2,892,003)	21,070,514	49,680,404

(†) The data for fiscal periods ending after October 31, 2018 is unaudited.

30	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Carillon Scout Small Cap Fund		Carillon Reams Core Bond Fund		Carillon Reams Core Plus Bond Fund		Carillon Reams Unconstrained Bond Fund

	11/1/18 to 4/30/19(†)	11/1/17 to 10/31/18	11/1/18 to 4/30/19(†)	11/1/17 to 10/31/18	11/1/18 to 4/30/19(†)	11/1/17 to 10/31/18	11/1/18 to 4/30/19(†)	11/1/17 to 10/31/18

Net assets, beginning of period	$318,969,196	$270,531,036	$107,564,645	$143,842,579	$624,870,862	$768,561,795	$1,249,199,294	$1,591,781,787
Increase (decrease) in net assets from operations
Net investment income (loss)	350,130	(1,528,104)	1,265,899	2,484,780	7,512,486	14,717,296	12,622,349	27,891,490
Net realized gain (loss) on investments	(1,941,311)	22,581,767	1,104,154	(1,404,466)	7,189,712	(14,497,236)	765,174	(18,733,508)
Net change in unrealized appreciation (depreciation)	31,944,247	(784,842)	3,509,724	(2,482,372)	23,576,399	(15,680,729)	41,968,217	(34,251,016)
Net increase (decrease) in net assets resulting from operations	30,353,066	20,268,821	5,879,777	(1,402,058)	38,278,597	(15,460,669)	55,355,740	(25,093,034)
Distributions to shareholders from earnings	(657,924)	(46,763,407)	(1,277,932)	(2,307,527)	(7,334,742)	(13,372,045)	(12,906,036)	(26,231,399)
Fund share transactions
Proceeds from shares sold-Class A	6,806,346	1,257,331	260,418	619,013	26,994	225,876	237,449	234,199
Issued as reinvestment of distributions-Class A	31,811	11,163	7,891	5,814	2,194	2,400	1,699	848
Cost of shares redeemed-Class A	(5,819,724)	(2,425,430)	(62,066)	(2,383)	(6,427)	(12,300)	(60,921)	(148,617)
Proceeds from shares sold-Class C	1,153,666	379,686	775,734	512,094	163,381	230,768	50,463	71,637
Issued as reinvestment of distributions-Class C	27,270	10,951	3,082	2,454	1,712	1,315	343	253
Cost of shares redeemed-Class C	(6,535,561)	(2,307,193)	(682,140)	(208,754)	(129,330)	(18,277)	(11,130)	(26,851)
Proceeds from shares sold-Class I	30,724,072	56,513,638	10,959,035	23,273,667	64,921,066	94,150,257	165,374,171	469,850,335
Issued as reinvestment of distributions-Class I	565,176	45,114,741	1,245,989	2,251,072	5,623,716	10,111,364	11,226,554	23,015,289
Cost of shares redeemed-Class I	(28,094,533)	(69,534,464)	(20,008,507)	(58,375,035)	(94,954,514)	(209,835,364)	(305,578,045)	(781,026,245)
Proceeds from shares sold-Class R-3	30,469	24,210	—	10,000	—	10,000	—	10,000
Issued as reinvestment of distributions-Class R-3	488	1,741	89	139	84	135	79	132
Cost of shares redeemed-Class R-3	(93,220)	(8,490)	—	—	—	—	—	—
Proceeds from shares sold-Class R-5	3,001	10,000	—	10,000	—	10,000	—	10,000
Issued as reinvestment of distributions-Class R-5	134	1,741	117	186	112	182	107	179
Cost of shares redeemed-Class R-5	(119)	(65)	—	—	—	—	—	—
Proceeds from shares sold-Class R-6	2,046,475	5,549,041	—	10,000	—	10,000	20,187,764	41,307,294
Issued as reinvestment of distributions-Class R-6	11,144	216,374	122	195	117	191	462,859	290,370
Cost of shares redeemed-Class R-6	(673,451)	(378,155)	—	—	—	—	(2,913,026)	(12,128,000)
Proceeds from shares sold-Class Y	3,300	92,700	118,295	178,750	258,152	2,415,673	1,610,979	10,068,156
Issued as reinvestment of distributions-Class Y	182	1,764	17,556	33,728	150,301	343,230	279,460	815,539
Cost of shares redeemed-Class Y	(24)	—	(113,245)	(889,289)	(3,567,600)	(12,503,669)	(14,822,563)	(43,602,578)
Proceeds from shares issued-fund reorganization	N/A	40,401,462	N/A	N/A	N/A	N/A		N/A
Net increase (decrease) from fund share transactions	186,902	74,932,746	(7,477,630)	(32,568,349)	(27,510,042)	(114,858,219)	(123,953,758)	(291,258,060)
Increase (decrease) in net assets	29,882,044	48,438,160	(2,875,785)	(36,277,934)	3,433,813	(143,690,933)	(81,504,054)	(342,582,493)
Net assets, end of period	348,851,240	318,969,196	104,688,860	107,564,645	628,304,675	624,870,862	1,167,695,240	1,249,199,294

Shares issued and redeemed
Shares sold-Class A	258,474	42,461	23,283	55,471	864	7,252	20,460	20,176
Issued as reinvestment of distributions-Class A	1,330	387	700	521	71	78	146	73
Shares redeemed-Class A	(232,987)	(86,553)	(5,480)	(213)	(202)	(400)	(5,224)	(12,821)
Shares sold-Class C	44,223	13,233	69,038	45,751	5,231	7,414	4,329	6,127
Issued as reinvestment of distributions-Class C	1,150	381	274	220	55	42	30	22
Shares redeemed-Class C	(242,687)	(78,343)	(60,372)	(18,706)	(4,087)	(587)	(956)	(2,299)
Shares sold-Class I	1,105,921	1,911,641	970,618	2,068,956	2,065,511	3,015,596	14,155,495	40,214,342
Issued as reinvestment of distributions-Class I	23,549	1,580,008	110,725	200,883	180,775	324,975	967,908	1,975,490
Shares redeemed-Class I	(1,036,903)	(2,436,745)	(1,772,549)	(5,167,715)	(3,017,093)	(6,745,419)	(26,214,929)	(67,050,826)
Shares sold-Class R-3	1,195	843	—	876	—	315	—	846
Issued as reinvestment of distributions-Class R-3	20	61	8	12	3	4	7	11
Shares redeemed-Class R-3	(3,303)	(289)	—	—	—	—	—	—
Shares sold-Class R-5	103	337	—	875	—	315	—	846
Issued as reinvestment of distributions-Class R-5	6	61	11	17	3	6	9	15
Shares redeemed-Class R-5	(4)	(2)	—	—	—	—	—	—
Shares sold-Class R-6	72,189	183,537	—	876	—	315	1,746,202	3,564,946
Issued as reinvestment of distributions-Class R-6	464	7,460	11	17	4	6	39,838	25,134
Shares redeemed-Class R-6	(24,039)	(13,563)	—	—	—	—	(250,435)	(1,049,904)
Shares sold-Class Y	119	3,236	10,357	15,863	8,229	77,458	136,990	856,445
Issued as reinvestment of distributions-Class Y	8	62	1,560	3,010	4,840	11,028	24,009	69,660
Shares redeemed-Class Y	(1)	—	(10,178)	(79,271)	(114,400)	(401,555)	(1,267,069)	(3,717,322)
Shares issued-fund reorganization	N/A	1,393,774	N/A	N/A	N/A	N/A	N/A	N/A
Shares issued and redeemed	(31,173)	2,521,987	(661,994)	(2,872,557)	(870,196)	(3,703,157)	(10,643,190)	(25,099,039)

(†) The data for fiscal periods ending after October 31, 2018 is unaudited.

The accompanying notes are an integral part of the financial statements.	31

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon ClariVest Capital Appreciation Fund
Class A*
11/01/18	04/30/19	$42.91	$0.09	$2.71	$2.80	$(0.06)	$(3.60)	$—	$(3.66)	$42.05	1.00	1.14	0.48	25	8.42	$179
11/01/17	10/31/18	43.14	0.07	2.40	2.47	—	(2.70)	—	(2.70)	42.91	1.02	1.12	0.15	45	5.83	177
11/01/16	10/31/17	35.05	0.02	10.24	10.26	(0.03)	(2.14)	—	(2.17)	43.14	1.20	1.20	0.07	33	30.84	164
11/01/15	10/31/16	40.32	0.08	(0.09)	(0.01)	(0.01)	(5.25)	—	(5.26)	35.05	1.23	1.23	0.22	35	0.30	145
11/01/14	10/31/15	42.02	0.09	3.80	3.89	—	(5.59)	—	(5.59)	40.32	1.19	1.19	0.22	42	10.29	168
11/01/13	10/31/14	39.59	0.01	6.64	6.65	—	(4.22)	—	(4.22)	42.02	1.23	1.23	0.02	33	18.34	157
Class C*
11/01/18	04/30/19	31.12	(0.03)	1.73	1.70	—	(3.60)	—	(3.60)	29.22	1.75	1.91	(0.25)	25	7.98	17
11/01/17	10/31/18	32.23	(0.17)	1.76	1.59	—	(2.70)	—	(2.70)	31.12	1.80	1.90	(0.53)	45	5.02	20
11/01/16	10/31/17	26.88	(0.20)	7.69	7.49	—	(2.14)	—	(2.14)	32.23	1.97	1.97	(0.70)	33	29.83	63
11/01/15	10/31/16	32.37	(0.15)	(0.09)	(0.24)	—	(5.25)	—	(5.25)	26.88	2.00	2.00	(0.55)	35	(0.45)	62
11/01/14	10/31/15	35.05	(0.17)	3.08	2.91	—	(5.59)	—	(5.59)	32.37	1.96	1.96	(0.54)	42	9.42	69
11/01/13	10/31/14	33.93	(0.24)	5.58	5.34	—	(4.22)	—	(4.22)	35.05	1.97	1.97	(0.73)	33	17.45	68
Class I*
11/01/18	04/30/19	45.09	0.16	2.85	3.01	(0.20)	(3.60)	—	(3.80)	44.30	0.70	0.89	0.76	25	8.55	303
11/01/17	10/31/18	45.13	0.21	2.51	2.72	(0.06)	(2.70)	—	(2.76)	45.09	0.72	0.88	0.46	45	6.15	203
11/01/16	10/31/17	36.55	0.16	10.68	10.84	(0.12)	(2.14)	—	(2.26)	45.13	0.88	0.88	0.39	33	31.26	119
11/01/15	10/31/16	41.83	0.19	(0.09)	0.10	(0.13)	(5.25)	—	(5.38)	36.55	0.92	0.92	0.52	35	0.61	124
11/01/14	10/31/15	43.34	0.21	3.93	4.14	(0.06)	(5.59)	—	(5.65)	41.83	0.90	0.90	0.51	42	10.59	103
11/01/13	10/31/14	40.60	0.13	6.83	6.96	—	(4.22)	—	(4.22)	43.34	0.94	0.93	0.32	33	18.68	88
Class R-3*
11/01/18	04/30/19	41.17	0.05	2.57	2.62	—	(3.60)	—	(3.60)	40.19	1.25	1.53	0.25	25	8.29	1
11/01/17	10/31/18	41.60	(0.04)	2.31	2.27	—	(2.70)	—	(2.70)	41.17	1.29	1.47	(0.11)	45	5.56	1
11/01/16	10/31/17	33.95	(0.10)	9.89	9.79	—	(2.14)	—	(2.14)	41.60	1.51	1.56	(0.28)	33	30.43	1
11/01/15	10/31/16	39.33	(0.04)	(0.09)	(0.13)	—	(5.25)	—	(5.25)	33.95	1.57	1.57	(0.12)	35	(0.04)	1
11/01/14	10/31/15	41.24	(0.04)	3.72	3.68	—	(5.59)	—	(5.59)	39.33	1.51	1.51	(0.10)	42	9.94	1
11/01/13	10/31/14	39.05	(0.11)	6.52	6.41	—	(4.22)	—	(4.22)	41.24	1.56	1.56	(0.30)	33	17.94	1
Class R-5*
11/01/18	04/30/19	44.97	0.16	2.84	3.00	(0.21)	(3.60)	—	(3.81)	44.16	0.70	0.86	0.78	25	8.56	7
11/01/17	10/31/18	44.97	0.18	2.53	2.71	(0.01)	(2.70)	—	(2.71)	44.97	0.72	0.86	0.38	45	6.14	7
11/01/16	10/31/17	36.44	0.17	10.63	10.80	(0.13)	(2.14)	—	(2.27)	44.97	0.89	0.89	0.45	33	31.26	3
11/01/15	10/31/16	41.70	0.20	(0.08)	0.12	(0.13)	(5.25)	—	(5.38)	36.44	0.90	0.90	0.55	35	0.64	7
11/01/14	10/31/15	43.20	0.18	3.93	4.11	(0.02)	(5.59)	—	(5.61)	41.70	0.95	0.86	0.46	42	10.54	8
11/01/13	10/31/14	40.50	0.10	6.82	6.92	—	(4.22)	—	(4.22)	43.20	0.95	0.94	0.25	33	18.62	5
Class R-6*
11/01/18	04/30/19	44.77	0.18	2.83	3.01	(0.25)	(3.60)	—	(3.85)	43.93	0.60	0.80	0.88	25	8.63	44
11/01/17	10/31/18	44.82	0.26	2.48	2.74	(0.09)	(2.70)	—	(2.79)	44.77	0.63	0.79	0.55	45	6.23	44
11/01/16	10/31/17	36.35	0.14	10.66	10.80	(0.19)	(2.14)	—	(2.33)	44.82	0.82	0.82	0.34	33	31.36	41
11/01/15	10/31/16	41.66	0.22	(0.09)	0.13	(0.19)	(5.25)	—	(5.44)	36.35	0.85	1.49	0.60	35	0.68	0
07/31/15	10/31/15	41.71	0.06	(0.11)	(0.05)	—	—	—	—	41.66	0.82	0.82	0.57	42	(0.12)	0
Class Y*
11/01/18	04/30/19	44.90	0.10	2.88	2.98	(0.01)	(3.60)	—	(3.61)	44.27	1.00	1.81	0.48	25	8.41	0
11/20/17	10/31/18	45.64	0.08	2.00	2.08	(0.12)	(2.70)	—	(2.82)	44.90	1.01	1.55	0.18	45	4.67	0

Carillon ClariVest International Stock Fund
Class A*
11/01/18	04/30/19	16.92	0.12	0.38	0.50	(0.22)	—	—	(0.22)	17.20	1.45	3.76	1.44	19	3.12	4
11/01/17	10/31/18	18.71	0.28	(1.86)	(1.58)	(0.21)	—	—	(0.21)	16.92	1.45	2.85	1.50	49	(8.56)	5
11/01/16	10/31/17	15.02	0.17	3.71	3.88	(0.19)	—	—	(0.19)	18.71	1.54	3.72	1.03	80	26.15	4
11/01/15	10/31/16	16.02	0.21	(1.14)	(0.93)	(0.07)	—	—	(0.07)	15.02	1.67	3.45	1.40	100	(5.84)	4
11/01/14	10/31/15	16.54	0.14	0.40	0.54	(0.39)	(0.67)	—	(1.06)	16.02	1.58	4.04	0.88	86	3.63	10
11/01/13	10/31/14	16.48	0.42	(0.13)	0.29	(0.14)	(0.09)	—	(0.23)	16.54	1.57	5.96	2.49	96	1.73	4

32	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon ClariVest International Stock Fund (cont’d)
Class C*
11/01/18	04/30/19	$ 16.53	$ 0.05	$ 0.40	$ 0.45	$ (0.05)	$ —	$ —	$ (0.05)	$ 16.93	2.20	4.53	0.68	19	2.74	$ 2
11/01/17	10/31/18	18.32	0.04	(1.73)	(1.69)	(0.10)	—	—	(0.10)	16.53	2.20	3.68	0.21	49	(9.28)	3
11/01/16	10/31/17	14.79	0.04	3.65	3.69	(0.16)	—	—	(0.16)	18.32	2.29	4.50	0.27	80	25.21	5
11/01/15	10/31/16	15.83	0.08	(1.12)	(1.04)	—	—	—	—	14.79	2.47	4.31	0.52	100	(6.57)	5
11/01/14	10/31/15	16.38	0.03	0.38	0.41	(0.29)	(0.67)	—	(0.96)	15.83	2.35	4.95	0.18	86	2.80	5
11/01/13	10/31/14	16.38	0.30	(0.14)	0.16	(0.07)	(0.09)	—	(0.16)	16.38	2.35	6.68	1.78	96	0.94	4
Class I*
11/01/18	04/30/19	16.92	0.13	0.38	0.51	(0.28)	—	—	(0.28)	17.15	1.15	3.47	1.62	19	3.21	6
11/01/17	10/31/18	18.70	0.30	(1.82)	(1.52)	(0.26)	—	—	(0.26)	16.92	1.15	2.59	1.60	49	(8.29)	9
11/01/16	10/31/17	15.11	0.23	3.71	3.94	(0.35)	—	—	(0.35)	18.70	1.15	3.28	1.40	80	26.63	8
11/01/15	10/31/16	16.08	0.30	(1.15)	(0.85)	(0.12)	—	—	(0.12)	15.11	1.15	3.12	2.03	100	(5.31)	6
11/01/14	10/31/15	16.62	0.21	0.39	0.60	(0.47)	(0.67)	—	(1.14)	16.08	1.15	3.82	1.31	86	4.04	2
11/01/13	10/31/14	16.52	0.53	(0.17)	0.36	(0.17)	(0.09)	—	(0.26)	16.62	1.15	5.43	3.16	96	2.18	1
Class R-3*
11/01/18	04/30/19	16.74	0.10	0.37	0.47	(0.20)	—	—	(0.20)	17.01	1.70	4.02	1.26	19	2.97	1
11/01/17	10/31/18	18.53	0.19	(1.80)	(1.61)	(0.18)	—	—	(0.18)	16.74	1.70	3.17	1.01	49	(8.80)	1
11/01/16	10/31/17	15.04	0.15	3.67	3.82	(0.33)	—	—	(0.33)	18.53	1.71	3.98	0.89	80	25.91	1
11/01/15	10/31/16	15.99	0.12	(1.05)	(0.93)	(0.02)	—	—	(0.02)	15.04	1.75	3.86	0.77	100	(5.84)	1
11/01/14	10/31/15	16.53	0.13	0.37	0.50	(0.37)	(0.67)	—	(1.04)	15.99	1.74	4.38	0.79	86	3.37	0
11/01/13	10/31/14	16.45	0.40	(0.13)	0.27	(0.10)	(0.09)	—	(0.19)	16.53	1.73	6.22	2.37	96	1.64	0
Class R-5*
11/01/18	04/30/19	16.94	0.15	0.36	0.51	(0.28)	—	—	(0.28)	17.17	1.15	5.71	1.81	19	3.20	0
11/01/17	10/31/18	18.69	0.29	(1.81)	(1.52)	(0.23)	—	—	(0.23)	16.94	1.15	4.65	1.56	49	(8.26)	0
11/01/16	10/31/17	15.11	0.08	3.85	3.93	(0.35)	—	—	(0.35)	18.69	1.15	3.69	0.49	80	26.56	0
11/01/15	10/31/16	16.09	0.27	(1.13)	(0.86)	(0.12)	—	—	(0.12)	15.11	1.15	3.22	1.79	100	(5.36)	0
11/01/14	10/31/15	16.63	0.25	0.35	0.60	(0.47)	(0.67)	—	(1.14)	16.09	1.15	3.59	1.58	86	4.01	0
11/01/13	10/31/14	16.52	0.50	(0.14)	0.36	(0.16)	(0.09)	—	(0.25)	16.63	1.15	5.67	2.96	96	2.18	0
Class R-6*
11/01/18	04/30/19	16.97	0.15	0.37	0.52	(0.29)	—	—	(0.29)	17.20	1.05	3.48	1.84	19	3.30	0
11/01/17	10/31/18	18.75	0.29	(1.80)	(1.51)	(0.27)	—	—	(0.27)	16.97	1.05	2.81	1.55	49	(8.21)	0
11/01/16	10/31/17	15.14	0.26	3.71	3.97	(0.36)	—	—	(0.36)	18.75	1.05	3.78	1.55	80	26.82	0
11/01/15	10/31/16	16.11	0.27	(1.11)	(0.84)	(0.13)	—	—	(0.13)	15.14	1.05	3.73	1.80	100	(5.26)	0
11/01/14	10/31/15	16.65	0.24	0.37	0.61	(0.48)	(0.67)	—	(1.15)	16.11	1.05	3.80	1.48	86	4.11	0
11/01/13	10/31/14	16.53	0.51	(0.13)	0.38	(0.17)	(0.09)	—	(0.26)	16.65	1.05	5.67	3.05	96	2.31	0
Class Y*
11/01/18	04/30/19	16.86	0.12	0.36	0.48	(0.27)	—	—	(0.27)	17.07	1.45	3.91	1.52	19	3.07	0
11/20/17	10/31/18	18.54	0.21	(1.62)	(1.41)	(0.27)	—	—	(0.27)	16.86	1.45	3.59	1.20	49	(7.77)	0

Carillon Cougar Tactical Allocation Fund
Class A*
11/01/18	04/30/19	15.73	0.06	0.47	0.53	(0.08)	(0.50)	—	(0.58)	15.68	1.17	2.44	0.75	99	3.76	1
11/01/17	10/31/18	16.05	0.13	(0.05)	0.08	(0.11)	(0.29)	—	(0.40)	15.73	1.17	2.62	0.79	88	0.44	1
11/01/16	10/31/17	14.59	0.12	1.40	1.52	(0.04)	(0.02)	—	(0.06)	16.05	1.17	3.55	0.79	152	10.42	2
12/31/15	10/31/16	14.29	0.06	0.24	0.30	—	—	—	—	14.59	1.17	17.33	0.47	66	2.10	2
Class C*
11/01/18	04/30/19	15.52	(—)	0.46	0.46	(0.03)	(0.50)	—	(0.53)	15.45	1.92	3.21	(—)	99	3.31	2
11/01/17	10/31/18	15.87	— (d)	(0.03)	(0.03)	(0.03)	(0.29)	—	(0.32)	15.52	1.92	3.40	0.02	88	(0.29)	2
11/01/16	10/31/17	14.50	0.01	1.38	1.39	—	(0.02)	—	(0.02)	15.87	1.93	4.11	0.05	152	9.58	2
12/31/15	10/31/16	14.29	(0.04)	0.25	0.21	—	—	—	—	14.50	1.97	10.40	(0.31)	66	1.47	1
Class I*
11/01/18	04/30/19	15.76	0.08	0.46	0.54	(0.13)	(0.50)	—	(0.63)	15.67	0.87	2.18	1.08	99	3.83	16
11/01/17	10/31/18	16.09	0.17	(0.04)	0.13	(0.17)	(0.29)	—	(0.46)	15.76	0.87	2.42	1.03	88	0.74	20
11/01/16	10/31/17	14.62	0.17	1.40	1.57	(0.08)	(0.02)	—	(0.10)	16.09	0.87	3.00	1.09	152	10.79	14
12/31/15	10/31/16	14.29	0.10	0.23	0.33	—	—	—	—	14.62	0.87	8.81	0.77	66	2.31	5

The accompanying notes are an integral part of the financial statements.	33

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Cougar Tactical Allocation Fund (cont’d)
Class R-3*
11/01/18	04/30/19	$ 15.70	$ 0.04	$ 0.46	$ 0.50	$(0.04)	$(0.50)	$ —	$(0.54)	$ 15.66	1.42	3.26	0.50	99	3.55	$ 0
11/01/17	10/31/18	16.03	0.09	(0.04)	0.05	(0.09)	(0.29)	—	(0.38)	15.70	1.42	3.49	0.52	88	0.21	0
11/01/16	10/31/17	14.57	0.09	1.39	1.48	—	(0.02)	—	(0.02)	16.03	1.40	3.62	0.57	152	10.15	0
12/31/15	10/31/16	14.29	0.03	0.25	0.28	—	—	—	—	14.57	1.37	22.76	0.21	66	1.96	0
Class R-5*
11/01/18	04/30/19	15.77	0.08	0.46	0.54	(0.12)	(0.50)	—	(0.62)	15.69	0.87	2.41	1.05	99	3.86	0
11/01/17	10/31/18	16.09	0.18	(0.05)	0.13	(0.16)	(0.29)	—	(0.45)	15.77	0.87	2.60	1.07	88	0.76	0
11/01/16	10/31/17	14.63	0.17	1.39	1.56	(0.08)	(0.02)	—	(0.10)	16.09	0.87	3.18	1.15	152	10.71	0
12/31/15	10/31/16	14.29	0.08	0.26	0.34	—	—	—	—	14.63	0.87	21.86	0.69	66	2.38	0
Class R-6*
11/01/18	04/30/19	15.79	0.09	0.46	0.55	(0.14)	(0.50)	—	(0.64)	15.70	0.77	2.71	1.15	99	3.90	0
11/01/17	10/31/18	16.12	0.19	(0.05)	0.14	(0.18)	(0.29)	—	(0.47)	15.79	0.77	2.92	1.17	88	0.82	0
11/01/16	10/31/17	14.64	0.18	1.41	1.59	(0.09)	(0.02)	—	(0.11)	16.12	0.77	3.04	1.21	152	10.88	0
12/31/15	10/31/16	14.29	0.10	0.25	0.35	—	—	—	—	14.64	0.77	22.16	0.82	66	2.45	0
Class Y*
11/01/18	04/30/19	15.71	0.06	0.46	0.52	(0.08)	(0.50)	—	(0.58)	15.65	1.17	3.08	0.74	99	3.69	0
11/20/17	10/31/18	16.11	0.13	(0.06)	0.07	(0.18)	(0.29)	—	(0.47)	15.71	1.17	3.32	0.82	88	0.34	0

Carillon Eagle Growth & Income Fund
Class A*
11/01/18	04/30/19	21.44	0.22	1.17	1.39	(0.20)	(1.50)	—	(1.70)	21.13	0.97	0.97	2.21	7	7.57	163
11/01/17	10/31/18	20.39	0.40	1.57	1.97	(0.42)	(0.50)	—	(0.92)	21.44	0.98	0.98	1.91	10	9.76	147
11/01/16	10/31/17	18.39	0.34	2.93	3.27	(0.33)	(0.94)	—	(1.27)	20.39	1.03	1.03	1.74	10	18.56	147
11/01/15	10/31/16	17.52	0.34	0.85	1.19	(0.32)	—	—	(0.32)	18.39	1.06	1.06	1.91	15	6.87	152
11/01/14	10/31/15	18.27	0.36	(0.64)	(0.28)	(0.32)	(0.13)	(0.02)	(0.47)	17.52	1.02	1.02	1.99	25	(1.55)	180
11/01/13	10/31/14	16.68	0.30	1.91	2.21	(0.28)	(0.34)	—	(0.62)	18.27	1.02	1.02	1.71	10	13.52	223
Class C*
11/01/18	04/30/19	20.52	0.14	1.12	1.26	(0.13)	(1.50)	—	(1.63)	20.15	1.72	1.72	1.46	7	7.20	135
11/01/17	10/31/18	19.54	0.24	1.49	1.73	(0.25)	(0.50)	—	(0.75)	20.52	1.73	1.73	1.16	10	8.94	130
11/01/16	10/31/17	17.68	0.18	2.81	2.99	(0.19)	(0.94)	—	(1.13)	19.54	1.79	1.79	0.98	10	17.62	169
11/01/15	10/31/16	16.86	0.20	0.82	1.02	(0.20)	—	—	(0.20)	17.68	1.82	1.82	1.14	15	6.07	185
11/01/14	10/31/15	17.60	0.21	(0.60)	(0.39)	(0.20)	(0.13)	(0.02)	(0.35)	16.86	1.79	1.79	1.21	25	(2.30)	197
11/01/13	10/31/14	16.10	0.16	1.83	1.99	(0.15)	(0.34)	—	(0.49)	17.60	1.79	1.79	0.92	10	12.63	212
Class I*
11/01/18	04/30/19	21.39	0.25	1.16	1.41	(0.23)	(1.50)	—	(1.73)	21.07	0.69	0.69	2.46	7	7.70	452
11/01/17	10/31/18	20.34	0.46	1.56	2.02	(0.47)	(0.50)	—	(0.97)	21.39	0.72	0.72	2.16	10	10.06	272
11/01/16	10/31/17	18.35	0.39	2.93	3.32	(0.39)	(0.94)	—	(1.33)	20.34	0.75	0.75	2.00	10	18.90	246
11/01/15	10/31/16	17.48	0.39	0.85	1.24	(0.37)	—	—	(0.37)	18.35	0.79	0.79	2.17	15	7.18	179
11/01/14	10/31/15	18.24	0.40	(0.64)	(0.24)	(0.37)	(0.13)	(0.02)	(0.52)	17.48	0.76	0.76	2.23	25	(1.33)	200
11/01/13	10/31/14	16.65	0.33	1.93	2.26	(0.33)	(0.34)	—	(0.67)	18.24	0.77	0.77	1.89	10	13.86	207
Class R-3*
11/01/18	04/30/19	21.35	0.19	1.17	1.36	(0.17)	(1.50)	—	(1.67)	21.04	1.29	1.29	1.89	7	7.43	2
11/01/17	10/31/18	20.30	0.33	1.56	1.89	(0.34)	(0.50)	—	(0.84)	21.35	1.31	1.31	1.59	10	9.40	2
11/01/16	10/31/17	18.32	0.28	2.91	3.19	(0.27)	(0.94)	—	(1.21)	20.30	1.34	1.34	1.44	10	18.15	2
11/01/15	10/31/16	17.44	0.28	0.87	1.15	(0.27)	—	—	(0.27)	18.32	1.37	1.37	1.60	15	6.61	3
11/01/14	10/31/15	18.19	0.28	(0.63)	(0.35)	(0.25)	(0.13)	(0.02)	(0.40)	17.44	1.44	1.44	1.57	25	(1.99)	3
11/01/13	10/31/14	16.61	0.23	1.90	2.13	(0.21)	(0.34)	—	(0.55)	18.19	1.40	1.40	1.33	10	13.08	4
Class R-5*
11/01/18	04/30/19	21.41	0.28	1.14	1.42	(0.23)	(1.50)	—	(1.73)	21.10	0.67	0.67	2.73	7	7.73	3
11/01/17	10/31/18	20.36	0.45	1.56	2.01	(0.46)	(0.50)	—	(0.96)	21.41	0.78	0.78	2.10	10	9.99	0
11/01/16	10/31/17	18.38	0.38	2.93	3.31	(0.39)	(0.94)	—	(1.33)	20.36	0.76	0.76	1.97	10	18.82	0
11/01/15	10/31/16	17.50	0.39	0.87	1.26	(0.38)	—	—	(0.38)	18.38	0.75	0.75	2.21	15	7.27	0
11/01/14	10/31/15	18.21	0.44	(0.76)	(0.32)	(0.24)	(0.13)	(0.02)	(0.39)	17.50	0.78	0.79	2.39	25	(1.82)	0
11/01/13	10/31/14	16.63	0.34	1.90	2.24	(0.32)	(0.34)	—	(0.66)	18.21	0.76	0.76	1.95	10	13.80	4

34	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Eagle Growth & Income Fund (cont’d)
Class R-6*
11/01/18	04/30/19	$ 21.34	$ 0.26	$ 1.16	$ 1.42	$ (0.24)	$ (1.50)	$ —	$ (1.74)	$ 21.02	0.63	0.63	2.54	7	7.75	$ 47
11/01/17	10/31/18	20.30	0.47	1.56	2.03	(0.49)	(0.50)	—	(0.99)	21.34	0.64	0.64	2.24	10	10.12	42
11/01/16	10/31/17	18.32	0.40	2.93	3.33	(0.41)	(0.94)	—	(1.35)	20.30	0.65	0.65	2.10	10	18.98	40
11/01/15	10/31/16	17.46	0.39	0.87	1.26	(0.40)	—	—	(0.40)	18.32	0.67	0.67	2.18	15	7.30	34
11/01/14	10/31/15	18.26	0.45	(0.71)	(0.26)	(0.39)	(0.13)	(0.02)	(0.54)	17.46	0.65	0.65	2.47	25	(1.46)	0
11/01/13	10/31/14	16.67	0.35	1.92	2.27	(0.34)	(0.34)	—	(0.68)	18.26	0.66	0.66	2.01	10	13.94	0
Class Y*
11/01/18	04/30/19	21.35	0.21	1.17	1.38	(0.19)	(1.50)	—	(1.69)	21.04	1.07	1.01	2.09	7	7.55	0
11/20/17	10/31/18	20.48	0.28	1.49	1.77	(0.40)	(0.50)	—	(0.90)	21.35	1.25	1.43	1.35	10	8.74	0

Carillon Eagle Mid Cap Growth Fund
Class A*
11/01/18	04/30/19	56.19	(0.11)	7.31	7.20	—	(1.50)	—	(1.50)	61.89	1.05	1.05	(0.38)	10	13.52	753
11/01/17	10/31/18	56.41	(0.28)	3.06	2.78	—	(3.00)	—	(3.00)	56.19	1.05	1.05	(0.46)	44	4.75	688
11/01/16	10/31/17	42.29	(0.26)	14.38	14.12	—	—	—	—	56.41	1.12	1.12	(0.53)	44	33.39	459
11/01/15	10/31/16	43.39	(0.17)	(0.23)	(0.40)	—	(0.70)	—	(0.70)	42.29	1.17	1.17	(0.40)	34	(0.87)	320
11/01/14	10/31/15	45.68	(0.26)	2.26	2.00	—	(4.29)	—	(4.29)	43.39	1.14	1.14	(0.59)	52	4.70	354
11/01/13	10/31/14	41.03	(0.17)	6.74	6.57	—	(1.92)	—	(1.92)	45.68	1.19	1.19	(0.40)	60	16.58	283
Class C*
11/01/18	04/30/19	44.61	(0.23)	5.71	5.48	—	(1.50)	—	(1.50)	48.59	1.74	1.74	(1.07)	10	13.16	145
11/01/17	10/31/18	45.67	(0.55)	2.49	1.94	—	(3.00)	—	(3.00)	44.61	1.74	1.74	(1.14)	44	4.00	147
11/01/16	10/31/17	34.48	(0.50)	11.69	11.19	—	—	—	—	45.67	1.84	1.84	(1.24)	44	32.45	146
11/01/15	10/31/16	35.76	(0.38)	(0.20)	(0.58)	—	(0.70)	—	(0.70)	34.48	1.88	1.88	(1.11)	34	(1.58)	112
11/01/14	10/31/15	38.65	(0.48)	1.88	1.40	—	(4.29)	—	(4.29)	35.76	1.87	1.88	(1.32)	52	3.92	117
11/01/13	10/31/14	35.24	(0.41)	5.74	5.33	—	(1.92)	—	(1.92)	38.65	1.89	1.89	(1.12)	60	15.75	105
Class I*
11/01/18	04/30/19	59.38	(0.02)	7.76	7.74	—	(1.50)	—	(1.50)	65.62	0.74	0.74	(0.07)	10	13.71	1,295
11/01/17	10/31/18	59.29	(0.10)	3.19	3.09	—	(3.00)	—	(3.00)	59.38	0.75	0.75	(0.16)	44	5.05	1,134
11/01/16	10/31/17	44.30	(0.11)	15.10	14.99	— (d)	—	—	— (d)	59.29	0.78	0.78	(0.21)	44	33.84	763
11/01/15	10/31/16	45.26	(0.02)	(0.24)	(0.26)	—	(0.70)	—	(0.70)	44.30	0.82	0.82	(0.06)	34	(0.52)	421
11/01/14	10/31/15	47.33	(0.13)	2.35	2.22	—	(4.29)	—	(4.29)	45.26	0.82	0.83	(0.28)	52	5.02	358
11/01/13	10/31/14	42.31	(0.05)	6.99	6.94	—	(1.92)	—	(1.92)	47.33	0.85	0.85	(0.12)	60	16.97	210
Class R-3*
11/01/18	04/30/19	54.42	(0.17)	7.06	6.89	—	(1.50)	—	(1.50)	59.81	1.30	1.30	(0.64)	10	13.39	47
11/01/17	10/31/18	54.88	(0.42)	2.96	2.54	—	(3.00)	—	(3.00)	54.42	1.32	1.32	(0.72)	44	4.43	35
11/01/16	10/31/17	41.25	(0.39)	14.02	13.63	—	—	—	—	54.88	1.38	1.38	(0.80)	44	33.04	32
11/01/15	10/31/16	42.46	(0.28)	(0.23)	(0.51)	—	(0.70)	—	(0.70)	41.25	1.46	1.46	(0.69)	34	(1.16)	21
11/01/14	10/31/15	44.90	(0.37)	2.22	1.85	—	(4.29)	—	(4.29)	42.46	1.41	1.42	(0.86)	52	4.42	24
11/01/13	10/31/14	40.48	(0.31)	6.65	6.34	—	(1.92)	—	(1.92)	44.90	1.48	1.48	(0.73)	60	16.23	16
Class R-5*
11/01/18	04/30/19	59.22	(0.02)	7.74	7.72	—	(1.50)	—	(1.50)	65.44	0.74	0.74	(0.08)	10	13.71	780
11/01/17	10/31/18	59.14	(0.11)	3.19	3.08	—	(3.00)	—	(3.00)	59.22	0.75	0.75	(0.18)	44	5.04	648
11/01/16	10/31/17	44.19	(0.11)	15.06	14.95	— (d)	—	—	— (d)	59.14	0.79	0.79	(0.22)	44	33.84	284
11/01/15	10/31/16	45.15	(0.03)	(0.23)	(0.26)	—	(0.70)	—	(0.70)	44.19	0.83	0.83	(0.06)	34	(0.52)	153
11/01/14	10/31/15	47.28	(0.13)	2.29	2.16	—	(4.29)	—	(4.29)	45.15	0.82	0.83	(0.28)	52	4.89	133
11/01/13	10/31/14	42.27	(0.06)	6.99	6.93	—	(1.92)	—	(1.92)	47.28	0.87	0.87	(0.14)	60	16.96	55
Class R-6*
11/01/18	04/30/19	59.78	— (d)	7.82	7.82	—	(1.50)	—	(1.50)	66.10	0.65	0.65	0.01	10	13.75	2,435
11/01/17	10/31/18	59.62	(0.06)	3.22	3.16	—	(3.00)	—	(3.00)	59.78	0.66	0.66	(0.09)	44	5.14	1,636
11/01/16	10/31/17	44.51	(0.07)	15.19	15.12	(0.01)	—	—	(0.01)	59.62	0.69	0.69	(0.12)	44	33.97	692
11/01/15	10/31/16	45.43	0.02	(0.24)	(0.22)	—	(0.70)	—	(0.70)	44.51	0.72	0.72	0.04	34	(0.43)	346
11/01/14	10/31/15	47.44	(0.10)	2.38	2.28	—	(4.29)	—	(4.29)	45.43	0.73	0.74	(0.21)	52	5.15	190
11/01/13	10/31/14	42.36	(0.05)	7.05	7.00	—	(1.92)	—	(1.92)	47.44	0.77	0.77	(0.10)	60	17.10	30
Class Y*
11/01/18	04/30/19	59.14	(0.10)	7.74	7.64	—	(1.50)	—	(1.50)	65.28	0.93	0.93	(0.33)	10	13.59	2
11/20/17	10/31/18	60.71	(0.44)	1.87	1.43	—	(3.00)	—	(3.00)	59.14	1.13	1.13	(0.72)	44	2.18	0

The accompanying notes are an integral part of the financial statements.	35

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Eagle Small Cap Growth Fund
Class A*
11/01/18	04/30/19	$ 59.15	$(0.14)	$ 3.24	$ 3.10	$ —	$ (10.99)	$ —	$ (10.99)	$ 51.26	1.08	1.08	(0.57)	7	10.15	$ 507
11/01/17	10/31/18	62.31	(0.40)	2.07	1.67	—	(4.83)	—	(4.83)	59.15	1.05	1.05	(0.63)	35	2.61	544
11/01/16	10/31/17	50.48	(0.27)	13.72	13.45	—	(1.62)	—	(1.62)	62.31	1.13	1.13	(0.47)	40	27.22	640
11/01/15	10/31/16	52.98	(0.33)	1.29	0.96	—	(3.46)	—	(3.46)	50.48	1.15	1.15	(0.66)	32	2.07	848
11/01/14	10/31/15	57.57	(0.33)	2.22	1.89	—	(6.48)	—	(6.48)	52.98	1.10	1.10	(0.60)	45	3.23	711
11/01/13	10/31/14	54.33	(0.34)	4.27	3.93	—	(0.69)	—	(0.69)	57.57	1.11	1.11	(0.61)	37	7.30	759
Class C*
11/01/18	04/30/19	43.65	(0.21)	1.60	1.39	—	(10.99)	—	(10.99)	34.05	1.77	1.77	(1.25)	7	9.75	88
11/01/17	10/31/18	47.51	(0.62)	1.59	0.97	—	(4.83)	—	(4.83)	43.65	1.75	1.75	(1.31)	35	1.89	111
11/01/16	10/31/17	39.10	(0.51)	10.54	10.03	—	(1.62)	—	(1.62)	47.51	1.82	1.82	(1.17)	40	26.37	169
11/01/15	10/31/16	42.10	(0.52)	0.98	0.46	—	(3.46)	—	(3.46)	39.10	1.85	1.85	(1.36)	32	1.37	166
11/01/14	10/31/15	47.33	(0.59)	1.84	1.25	—	(6.48)	—	(6.48)	42.10	1.82	1.82	(1.32)	45	2.49	186
11/01/13	10/31/14	45.11	(0.61)	3.52	2.91	—	(0.69)	—	(0.69)	47.33	1.82	1.82	(1.32)	37	6.52	190
Class I*
11/01/18	04/30/19	62.28	(0.07)	3.58	3.51	—	(10.99)	—	(10.99)	54.80	0.77	0.77	(0.25)	7	10.32	1,254
11/01/17	10/31/18	65.18	(0.22)	2.15	1.93	—	(4.83)	—	(4.83)	62.28	0.75	0.75	(0.33)	35	2.91	1,369
11/01/16	10/31/17	52.55	(0.08)	14.33	14.25	—	(1.62)	—	(1.62)	65.18	0.78	0.78	(0.13)	40	27.68	1,691
11/01/15	10/31/16	54.84	(0.16)	1.33	1.17	—	(3.46)	—	(3.46)	52.55	0.81	0.81	(0.32)	32	2.40	1,374
11/01/14	10/31/15	59.19	(0.16)	2.29	2.13	—	(6.48)	—	(6.48)	54.84	0.78	0.78	(0.28)	45	3.58	1,757
11/01/13	10/31/14	55.68	(0.16)	4.36	4.20	—	(0.69)	—	(0.69)	59.19	0.78	0.78	(0.29)	37	7.61	1,770
Class R-3*
11/01/18	04/30/19	57.14	(0.20)	3.03	2.83	—	(10.99)	—	(10.99)	48.98	1.34	1.34	(0.82)	7	10.02	82
11/01/17	10/31/18	60.51	(0.55)	2.01	1.46	—	(4.83)	—	(4.83)	57.14	1.32	1.32	(0.90)	35	2.32	85
11/01/16	10/31/17	49.18	(0.40)	13.35	12.95	—	(1.62)	—	(1.62)	60.51	1.38	1.38	(0.73)	40	26.92	98
11/01/15	10/31/16	51.82	(0.43)	1.25	0.82	—	(3.46)	—	(3.46)	49.18	1.39	1.39	(0.90)	32	1.83	94
11/01/14	10/31/15	56.59	(0.48)	2.19	1.71	—	(6.48)	—	(6.48)	51.82	1.38	1.38	(0.88)	45	2.94	119
11/01/13	10/31/14	53.58	(0.50)	4.20	3.70	—	(0.69)	—	(0.69)	56.59	1.42	1.42	(0.92)	37	6.97	127
Class R-5*
11/01/18	04/30/19	62.56	(0.07)	3.60	3.53	—	(10.99)	—	(10.99)	55.10	0.77	0.77	(0.26)	7	10.31	402
11/01/17	10/31/18	65.45	(0.22)	2.16	1.94	—	(4.83)	—	(4.83)	62.56	0.75	0.75	(0.33)	35	2.92	441
11/01/16	10/31/17	52.75	(0.07)	14.39	14.32	—	(1.62)	—	(1.62)	65.45	0.77	0.77	(0.11)	40	27.71	469
11/01/15	10/31/16	55.02	(0.15)	1.34	1.19	—	(3.46)	—	(3.46)	52.75	0.78	0.78	(0.30)	32	2.43	444
11/01/14	10/31/15	59.37	(0.15)	2.28	2.13	—	(6.48)	—	(6.48)	55.02	0.75	0.75	(0.25)	45	3.57	418
11/01/13	10/31/14	55.83	(0.16)	4.39	4.23	—	(0.69)	—	(0.69)	59.37	0.77	0.77	(0.28)	37	7.64	348
Class R-6*
11/01/18	04/30/19	63.11	(0.04)	3.67	3.63	—	(10.99)	—	(10.99)	55.75	0.65	0.65	(0.15)	7	10.39	2,381
11/01/17	10/31/18	65.92	(0.16)	2.18	2.02	—	(4.83)	—	(4.83)	63.11	0.65	0.65	(0.24)	35	3.02	2,141
11/01/16	10/31/17	53.06	(0.04)	14.52	14.48	—	(1.62)	—	(1.62)	65.92	0.66	0.66	(0.06)	40	27.86	2,005
11/01/15	10/31/16	55.27	(0.10)	1.35	1.25	—	(3.46)	—	(3.46)	53.06	0.67	0.67	(0.19)	32	2.53	1,139
11/01/14	10/31/15	59.55	(0.10)	2.30	2.20	—	(6.48)	—	(6.48)	55.27	0.66	0.66	(0.17)	45	3.68	737
11/01/13	10/31/14	55.92	(0.10)	4.42	4.32	—	(0.69)	—	(0.69)	59.55	0.66	0.66	(0.17)	37	7.79	576
Class Y*
11/01/18	04/30/19	62.03	(0.14)	3.52	3.38	—	(10.99)	—	(10.99)	54.42	1.15	1.23	(0.51)	7	10.13	0
11/20/17	10/31/18	65.89	(0.50)	1.47	0.97	—	(4.83)	—	(4.83)	62.03	1.12	1.12	(0.77)	35	1.40	0

Carillon Scout International Fund
Class A*
11/01/18	04/30/19	19.02	0.16	1.12	1.28	(0.66)	(1.28)	—	(1.94)	18.36	1.42	1.42	1.83	10	8.45	1
11/20/17	10/31/18	25.05	0.21	(2.26)	(2.05)	(0.22)	(3.76)	—	(3.98)	19.02	1.31	1.31	1.05	13	(9.90)	0
Class C*
11/01/18	04/30/19	18.89	0.08	1.15	1.23	(0.50)	(1.28)	—	(1.78)	18.34	2.17	2.15	0.95	10	8.10	0
11/20/17	10/31/18	25.05	0.18	(2.38)	(2.20)	(0.20)	(3.76)	—	(3.96)	18.89	2.20	2.23	0.87	13	(10.59)	0

36	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Scout International Fund (cont’d)
Class I*
11/01/18	04/30/19	$ 19.07	$ 0.14	$ 1.18	$ 1.32	$ (0.66)	$ (1.28)	$ —	$ (1.94)	$ 18.45	1.12	1.12	1.61	10	8.64	$ 770
11/01/17	10/31/18	25.18	0.38	(2.51)	(2.13)	(0.22)	(3.76)	—	(3.98)	19.07	1.06	1.06	1.73	13	(10.12)	821
07/01/17	10/31/17	23.21	0.07	1.90	1.97	—	—	—	—	25.18	1.08	1.08	0.81	7	8.49	1,161
07/01/16	06/30/17	23.10	0.37	3.50	3.87	(0.42)	(3.34)	—	(3.76)	23.21	1.06	1.06	1.61	20	18.80	1,186
07/01/15	06/30/16	33.69	0.56	(3.41)	(2.85)	(0.59)	(7.15)	—	(7.74)	23.10	1.05	1.05	1.38	23	(7.89)	1,484
07/01/14	06/30/15	37.81	0.65	(1.59)	(0.94)	(0.60)	(2.58)	—	(3.18)	33.69	1.02	1.02	1.48	17	(2.22)	4,775
07/01/13	06/30/14	33.52	0.50	4.29	4.79	(0.50)	—	—	(0.50)	37.81	1.01	1.01	1.23	12	14.30	8,580
Class R-3*
11/01/18	04/30/19	18.97	0.10	1.17	1.27	(0.52)	(1.28)	—	(1.80)	18.44	1.70	2.20	1.10	10	8.30	0
11/20/17	10/31/18	25.05	0.23	(2.33)	(2.10)	(0.22)	(3.76)	—	(3.98)	18.97	1.70	2.16	1.14	13	(10.16)	0
Class R-5*
11/01/18	04/30/19	19.06	0.14	1.17	1.31	(0.64)	(1.28)	—	(1.92)	18.45	1.15	1.70	1.65	10	8.56	0
11/20/17	10/31/18	25.05	0.34	(2.34)	(2.00)	(0.23)	(3.76)	—	(3.99)	19.06	1.15	1.66	1.69	13	(9.68)	0
Class R-6*
11/01/18	04/30/19	19.08	0.16	1.16	1.32	(0.69)	(1.28)	—	(1.97)	18.43	1.02	1.02	1.83	10	8.67	3
11/20/17	10/31/18	25.05	0.32	(2.30)	(1.98)	(0.23)	(3.76)	—	(3.99)	19.08	0.99	0.99	1.60	13	(9.59)	3
Class Y*
11/01/18	04/30/19	19.01	0.12	1.17	1.29	(0.58)	(1.28)	—	(1.86)	18.44	1.45	2.23	1.37	10	8.43	0
11/20/17	10/31/18	25.05	0.28	(2.34)	(2.06)	(0.22)	(3.76)	—	(3.98)	19.01	1.45	2.16	1.39	13	(9.94)	0

Carillon Scout Mid Cap Fund
Class A*
11/01/18	04/30/19	18.37	0.07	1.55	1.62	(0.09)	(1.19)	—	(1.28)	18.71	1.17	1.17	0.82	74	10.25	19
11/20/17	10/31/18	20.18	0.05	(0.30)	(0.25)	(0.02)	(1.54)	—	(1.56)	18.37	1.19	1.19	0.28	106	(1.51)	7
Class C*
11/01/18	04/30/19	18.26	— (d)	1.54	1.54	(0.03)	(1.19)	—	(1.22)	18.58	1.94	1.94	0.05	74	9.77	18
11/20/17	10/31/18	20.18	(0.09)	(0.28)	(0.37)	(0.01)	(1.54)	—	(1.55)	18.26	1.94	1.94	(0.47)	106	(2.16)	9
Class I*
11/01/18	04/30/19	18.41	0.09	1.55	1.64	(0.09)	(1.19)	—	(1.28)	18.77	0.97	0.97	1.03	74	10.30	2,776
11/01/17	10/31/18	19.77	0.08	0.12	0.20	(0.02)	(1.54)	—	(1.56)	18.41	0.97	0.97	0.40	106	0.74	2,420
07/01/17	10/31/17	18.11	— (d)	1.66	1.66	—	—	—	—	19.77	1.01	1.01	0.03	20	9.17	1,675
07/01/16	06/30/17	15.06	0.07	3.35	3.42	(0.07)	(0.30)	—	(0.37)	18.11	1.03	1.03	0.43	87	22.93	1,437
07/01/15	06/30/16	16.02	0.21	0.13	0.34	(0.17)	(1.13)	—	(1.30)	15.06	1.04	1.04	1.34	161	2.69	1,292
07/01/14	06/30/15	18.79	0.03	0.30	0.33	(0.02)	(3.08)	—	(3.10)	16.02	1.04	1.04	0.17	158	2.42	1,585
07/01/13	06/30/14	15.75	— (d)	3.99	3.99	— (d)	(0.95)	—	(0.95)	18.79	1.02	1.02	0.01	134	25.75	2,538
Class R-3*
11/01/18	04/30/19	18.32	0.04	1.55	1.59	(0.06)	(1.19)	—	(1.25)	18.66	1.49	1.49	0.50	74	10.05	2
11/20/17	10/31/18	20.18	0.01	(0.32)	(0.31)	(0.01)	(1.54)	—	(1.55)	18.32	1.44	1.44	0.04	106	(1.83)	2
Class R-5*
11/01/18	04/30/19	18.35	0.09	1.56	1.65	(0.11)	(1.19)	—	(1.30)	18.70	0.93	0.93	1.07	74	10.42	1
11/20/17	10/31/18	20.18	0.10	(0.36)	(0.26)	(0.03)	(1.54)	—	(1.57)	18.35	0.99	0.99	0.53	106	(1.62)	1
Class R-6*
11/01/18	04/30/19	18.41	0.10	1.55	1.65	(0.11)	(1.19)	—	(1.30)	18.76	0.88	0.88	1.08	74	10.43	81
11/20/17	10/31/18	20.18	0.12	(0.32)	(0.20)	(0.03)	(1.54)	—	(1.57)	18.41	0.90	0.90	0.62	106	(1.29)	34
Class Y*
11/01/18	04/30/19	18.37	0.07	1.55	1.62	(0.10)	(1.19)	—	(1.29)	18.70	1.15	1.15	0.84	74	10.21	22
11/20/17	10/31/18	20.18	0.07	(0.32)	(0.25)	(0.02)	(1.54)	—	(1.56)	18.37	1.19	1.19	0.36	106	(1.51)	2

Carillon Scout Small Cap Fund
Class A*
11/01/18	04/30/19	27.10	0.01	2.63	2.64	—	(0.06)	—	(0.06)	29.68	1.18	1.18	0.04	9	9.78	14
11/20/17	10/31/18	29.63	(0.26)	2.68	2.42	—	(4.95)	—	(4.95)	27.10	1.23	1.23	(0.95)	22	8.00	12
Class C*
11/01/18	04/30/19	26.89	(0.08)	2.59	2.51	—	(0.06)	—	(0.06)	29.34	1.95	1.95	(0.62)	9	9.37	10
11/20/17	10/31/18	29.63	(0.47)	2.68	2.21	—	(4.95)	—	(4.95)	26.89	1.97	1.97	(1.69)	22	7.21	14

The accompanying notes are an integral part of the financial statements.	37

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Scout Small Cap Fund (cont’d)
Class I*
11/01/18	04/30/19	$27.17	$0.04	$2.65	$2.69	$ —	$(0.06)	$ —	$(0.06)	$29.80	0.95	0.93	0.26	9	9.93	$317
11/01/17	10/31/18	29.33	(0.14)	2.93	2.79	—	(4.95)	—	(4.95)	27.17	0.95	0.97	(0.49)	22	9.36	287
07/01/17	10/31/17	26.81	(0.04)	2.56	2.52	—	—	—	—	29.33	1.03	1.03	(0.45)	6	9.40	271
07/01/16	06/30/17	21.45	(0.09)	6.52	6.43	—	(1.07)	—	(1.07)	26.81	1.04	1.04	(0.39)	25	30.70	242
07/01/15	06/30/16	26.61	(0.07)	(1.55)	(1.62)	—	(3.54)	—	(3.54)	21.45	1.13	1.13	(0.32)	16	(6.01)	198
07/01/14	06/30/15	24.49	(0.07)	2.37	2.30	—	(0.18)	—	(0.18)	26.61	1.12	1.12	(0.27)	22	9.44	249
07/01/13	06/30/14	20.55	(0.04)	3.98	3.94	—	—	—	—	24.49	1.12	1.12	(0.15)	17	19.17	251
Class R-3*
11/01/18	04/30/19	27.02	(0.03)	2.62	2.59	—	(0.06)	—	(0.06)	29.55	1.50	1.55	(0.24)	9	9.62	0
11/20/17	10/31/18	29.63	(0.33)	2.67	2.34	—	(4.95)	—	(4.95)	27.02	1.50	1.67	(1.20)	22	7.70	0
Class R-5*
11/01/18	04/30/19	27.17	0.03	2.66	2.69	—	(0.06)	—	(0.06)	29.80	0.95	0.98	0.25	9	9.93	0
11/20/17	10/31/18	29.63	(0.17)	2.66	2.49	—	(4.95)	—	(4.95)	27.17	0.95	1.32	(0.60)	22	8.26	0
Class R-6*
11/01/18	04/30/19	27.20	0.05	2.66	2.71	—	(0.06)	—	(0.06)	29.85	0.83	0.83	0.34	9	10.00	7
11/20/17	10/31/18	29.63	(0.13)	2.65	2.52	—	(4.95)	—	(4.95)	27.20	0.85	0.86	(0.47)	22	8.37	5
Class Y*
11/01/18	04/30/19	27.09	(0.01)	2.64	2.63	—	(0.06)	—	(0.06)	29.66	1.25	1.17	(0.04)	9	9.74	0
11/20/17	10/31/18	29.63	(0.24)	2.65	2.41	—	(4.95)	—	(4.95)	27.09	1.25	1.59	(0.87)	22	7.96	0

Carillon Reams Core Bond Fund
Class A*
11/01/18	04/30/19	11.03	0.11	0.49	0.60	(0.11)	—	—	(0.11)	11.52	0.80	1.16	2.02	133	5.51	1
11/20/17	10/31/18	11.42	0.20	(0.40)	(0.20)	(0.19)	—	—	(0.19)	11.03	0.80	1.16	1.88	278	(1.78)	1
Class C*
11/01/18	04/30/19	11.02	0.07	0.49	0.56	(0.07)	—	—	(0.07)	11.51	1.55	1.93	1.22	133	5.07	0
11/20/17	10/31/18	11.42	0.12	(0.40)	(0.28)	(0.12)	—	—	(0.12)	11.02	1.55	1.99	1.11	278	(2.43)	0
Class I*
11/01/18	04/30/19	11.04	0.14	0.49	0.63	(0.14)	—	—	(0.14)	11.53	0.40	0.92	2.42	133	5.71	102
11/01/17	10/31/18	11.40	0.24	(0.38)	(0.14)	(0.22)	—	—	(0.22)	11.04	0.40	0.87	2.12	278	(1.23)	105
07/01/17	10/31/17	11.37	0.07	0.03	0.10	(0.07)	—	—	(0.07)	11.40	0.40	0.69	1.65	126	0.85	141
07/01/16	06/30/17	11.90	0.15	(0.24)	(0.09)	(0.19)	(0.25)	—	(0.44)	11.37	0.40	0.66	1.30	390	(0.71)	166
07/01/15	06/30/16	11.42	0.18	0.49	0.67	(0.19)	—	—	(0.19)	11.90	0.40	0.62	1.62	453	6.00	204
07/01/14	06/30/15	11.50	0.14	(0.07)	0.07	(0.15)	—	—	(0.15)	11.42	0.40	0.61	1.21	158	0.61	210
07/01/13	06/30/14	11.41	0.15	0.15	0.30	(0.17)	(0.04)	—	(0.21)	11.50	0.40	0.62	1.32	636	2.65	219
Class R-3*
11/01/18	04/30/19	11.04	0.10	0.49	0.59	(0.10)	—	—	(0.10)	11.53	1.05	1.96	1.76	133	5.37	0
11/20/17	10/31/18	11.42	0.16	(0.38)	(0.22)	(0.16)	—	—	(0.16)	11.04	1.05	2.02	1.51	278	(1.96)	0
Class R-5*
11/01/18	04/30/19	11.05	0.13	0.49	0.62	(0.13)	—	—	(0.13)	11.54	0.50	1.45	2.31	133	5.65	0
11/20/17	10/31/18	11.42	0.22	(0.38)	(0.16)	(0.21)	—	—	(0.21)	11.05	0.50	1.52	2.06	278	(1.40)	0
Class R-6*
11/01/18	04/30/19	11.05	0.14	0.49	0.63	(0.14)	—	—	(0.14)	11.54	0.40	1.45	2.41	133	5.70	0
11/20/17	10/31/18	11.42	0.23	(0.38)	(0.15)	(0.22)	—	—	(0.22)	11.05	0.40	1.52	2.16	278	(1.32)	0
Class Y*
11/01/18	04/30/19	11.04	0.11	0.49	0.60	(0.11)	—	—	(0.11)	11.53	0.80	1.25	2.02	133	5.50	2
11/01/17	10/31/18	11.40	0.19	(0.37)	(0.18)	(0.18)	—	—	(0.18)	11.04	0.80	1.19	1.71	278	(1.60)	2
07/01/17	10/31/17	11.37	0.05	0.03	0.08	(0.05)	—	—	(0.05)	11.40	0.80	1.00	1.25	126	0.71	3
07/01/16	06/30/17	11.90	0.10	(0.24)	(0.14)	(0.14)	(0.25)	—	(0.39)	11.37	0.79	0.97	0.91	390	(1.09)	3
07/01/15	06/30/16	11.42	0.15	0.49	0.64	(0.16)	—	—	(0.16)	11.90	0.75	0.97	1.27	453	5.63	4
07/01/14	06/30/15	11.50	0.10	(0.07)	0.03	(0.11)	—	—	(0.11)	11.42	0.76	0.97	0.85	158	0.24	4
07/01/13	06/30/14	11.40	0.11	0.16	0.27	(0.13)	(0.04)	—	(0.17)	11.50	0.79	1.01	0.93	636	2.34	4

38	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Reams Core Plus Bond Fund
Class A*
11/01/18	04/30/19	$ 30.44	$ 0.31	$ 1.51	$ 1.82	$ (0.30)	$ —	$ —	$(0.30)	$ 31.96	0.80	0.96	1.98	130	6.01	$ 0
11/20/17	10/31/18	31.76	0.54	(1.36)	(0.82)	(0.50)	—	—	(0.50)	30.44	0.80	0.97	1.85	292	(2.60)	0
Class C*
11/01/18	04/30/19	30.41	0.19	1.52	1.71	(0.20)	—	—	(0.20)	31.92	1.55	1.73	1.22	130	5.65	0
11/20/17	10/31/18	31.76	0.32	(1.36)	(1.04)	(0.31)	—	—	(0.31)	30.41	1.55	1.85	1.09	292	(3.31)	0
Class I*
11/01/18	04/30/19	30.46	0.37	1.51	1.88	(0.36)	—	—	(0.36)	31.98	0.40	0.64	2.38	130	6.22	613
11/01/17	10/31/18	31.74	0.66	(1.34)	(0.68)	(0.60)	—	—	(0.60)	30.46	0.40	0.60	2.11	292	(2.17)	607
07/01/17	10/31/17	31.64	0.16	0.11	0.27	(0.16)	—	(0.01)	(0.17)	31.74	0.40	0.58	1.53	123	0.85	741
07/01/16	06/30/17	32.98	0.42	(0.51)	(0.09)	(0.52)	(0.73)	—	(1.25)	31.64	0.40	0.59	1.32	433	(0.18)	784
07/01/15	06/30/16	32.27	0.60	1.14	1.74	(0.56)	(0.47)	—	(1.03)	32.98	0.40	0.55	1.87	480	5.53	844
07/01/14	06/30/15	32.30	0.39	(0.01)	0.38	(0.38)	(0.03)	—	(0.41)	32.27	0.40	0.56	1.22	187	1.19	638
07/01/13	06/30/14	31.94	0.49	0.44	0.93	(0.44)	(0.13)	—	(0.57)	32.30	0.40	0.57	1.53	663	2.94	448
Class R-3*
11/01/18	04/30/19	30.44	0.27	1.52	1.79	(0.26)	—	—	(0.26)	31.97	1.05	1.70	1.73	130	5.91	0
11/20/17	10/31/18	31.76	0.45	(1.34)	(0.89)	(0.43)	—	—	(0.43)	30.44	1.05	1.77	1.51	292	(2.84)	0
Class R-5*
11/01/18	04/30/19	30.46	0.35	1.52	1.87	(0.35)	—	—	(0.35)	31.98	0.50	1.20	2.28	130	6.16	0
11/20/17	10/31/18	31.76	0.61	(1.34)	(0.73)	(0.57)	—	—	(0.57)	30.46	0.50	1.27	2.07	292	(2.31)	0
Class R-6*
11/01/18	04/30/19	30.46	0.37	1.51	1.88	(0.36)	—	—	(0.36)	31.98	0.40	1.20	2.38	130	6.22	0
11/20/17	10/31/18	31.76	0.64	(1.34)	(0.70)	(0.60)	—	—	(0.60)	30.46	0.40	1.27	2.17	292	(2.23)	0
Class Y*
11/01/18	04/30/19	30.44	0.31	1.51	1.82	(0.30)	—	—	(0.30)	31.96	0.80	1.00	1.98	130	6.01	15
11/01/17	10/31/18	31.73	0.53	(1.34)	(0.81)	(0.48)	—	—	(0.48)	30.44	0.80	0.96	1.70	292	(2.56)	17
07/01/17	10/31/17	31.63	0.12	0.10	0.22	(0.11)	—	(0.01)	(0.12)	31.73	0.80	0.93	1.13	123	0.71	28
07/01/16	06/30/17	32.97	0.30	(0.51)	(0.21)	(0.39)	(0.74)	—	(1.13)	31.63	0.78	0.91	0.94	433	(0.57)	30
07/01/15	06/30/16	32.27	0.48	1.14	1.62	(0.45)	(0.47)	—	(0.92)	32.97	0.74	0.89	1.53	480	5.16	82
07/01/14	06/30/15	32.29	0.26	(0.01)	0.25	(0.24)	(0.03)	—	(0.27)	32.27	0.80	0.96	0.82	187	0.79	57
07/01/13	06/30/14	31.94	0.38	0.43	0.81	(0.33)	(0.13)	—	(0.46)	32.29	0.78	0.95	1.15	663	2.54	102

Carillon Reams Unconstrained Bond Fund
Class A*
11/01/18	04/30/19	11.45	0.10	0.41	0.51	(0.11)	—	—	(0.11)	11.85	0.80	1.09	1.78	84	4.47	0
11/20/17	10/31/18	11.83	0.21	(0.41)	(0.20)	(0.18)	—	—	(0.18)	11.45	0.80	1.20	1.85	139	(1.71)	0
Class C*
11/01/18	04/30/19	11.42	0.06	0.42	0.48	(0.07)	—	—	(0.07)	11.83	1.55	2.04	1.05	84	4.19	0
11/20/17	10/31/18	11.83	0.11	(0.41)	(0.30)	(0.11)	—	—	(0.11)	11.42	1.55	2.42	0.99	139	(2.55)	0
Class I*
11/01/18	04/30/19	11.43	0.12	0.41	0.53	(0.12)	—	—	(0.12)	11.84	0.50	0.85	2.11	84	4.70	1,094
11/01/17	10/31/18	11.85	0.22	(0.43)	(0.21)	(0.21)	—	—	(0.21)	11.43	0.50	0.83	1.90	139	(1.79)	1,183
07/01/17	10/31/17	11.83	0.04	0.02	0.06	(0.04)	—	—	(0.04)	11.85	0.50	0.80	1.00	83	0.48	1,521
07/01/16	06/30/17	11.70	0.10	0.15	0.25	(0.12)	—	—	(0.12)	11.83	0.50	0.80	0.86	370	2.15	1,475
07/01/15	06/30/16	11.32	0.21	0.27	0.48	(0.10)	—	—	(0.10)	11.70	0.50	0.82	1.88	615	4.28	1,281
07/01/14	06/30/15	11.65	0.08	(0.29)	(0.21)	(0.12)	—	—	(0.12)	11.32	0.50	0.81	0.79	116	(1.77)	1,477
07/01/13	06/30/14	11.70	0.04	0.01	0.05	(0.03)	(0.07)	—	(0.10)	11.65	0.50	0.84	0.40	422	0.44	1,806
Class R-3*
11/01/18	04/30/19	11.43	0.09	0.40	0.49	(0.09)	—	—	(0.09)	11.83	1.05	1.96	1.56	84	4.33	0
11/20/17	10/31/18	11.83	0.15	(0.39)	(0.24)	(0.16)	—	—	(0.16)	11.43	1.05	2.25	1.40	139	(2.09)	0
Class R-5*
11/01/18	04/30/19	11.43	0.12	0.41	0.53	(0.12)	—	—	(0.12)	11.84	0.50	1.39	2.11	84	4.70	0
11/20/17	10/31/18	11.83	0.21	(0.40)	(0.19)	(0.21)	—	—	(0.21)	11.43	0.50	1.45	1.95	139	(1.62)	0
Class R-6*
11/01/18	04/30/19	11.43	0.13	0.41	0.54	(0.13)	—	—	(0.13)	11.84	0.40	0.76	2.20	84	4.75	48
11/20/17	10/31/18	11.83	0.25	(0.43)	(0.18)	(0.22)	—	—	(0.22)	11.43	0.40	0.76	2.32	139	(1.53)	29

The accompanying notes are an integral part of the financial statements.	39

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Reams Unconstrained Bond Fund (cont’d)
Class Y*
11/01/18	04/30/19	$ 11.49	$ 0.10	$ 0.42	$ 0.52	$(0.11)	$ —	$ —	$(0.11)	$ 11.90	0.80	1.21	1.81	84	4.51	$ 25
11/01/17	10/31/18	11.90	0.18	(0.41)	(0.23)	(0.18)	—	—	(0.18)	11.49	0.80	1.14	1.58	139	(1.97)	37
07/01/17	10/31/17	11.88	0.03	0.02	0.05	(0.03)	—	—	(0.03)	11.90	0.80	1.07	0.69	83	0.38	71
07/01/16	06/30/17	11.75	0.07	0.14	0.21	(0.08)	—	—	(0.08)	11.88	0.80	1.09	0.56	370	1.78	99
07/01/15	06/30/16	11.30	0.13	0.32	0.45	—	—	—	—	11.75	0.79	1.11	1.59	615	3.98	92
07/01/14	06/30/15	11.64	0.03	(0.27)	(0.24)	(0.10)	—	—	(0.10)	11.30	0.80	1.11	0.49	116	(2.05)	260
07/01/13	06/30/14	11.71	0.01	— (d)	0.01	(0.01)	(0.07)	—	(0.08)	11.64	0.78	1.12	0.12	422	0.12	555

* Per share amounts have been calculated using the daily average share method. The data for fiscal periods ending after October 31, 2018 is unaudited.

(a) Annualized for periods less than one year.

(b) Not annualized for periods less than one year.

(c) Total returns are calculated without the imposition of either front-end or contingent deferred sales charges.

(d) Per share amount is less than $0.005.

40	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

(UNAUDITED)	04.30.2019

NOTE 1  |  Organization and investment objective  |  Carillon Series Trust (the “Trust” or the “Carillon Family of Funds”) is a Delaware statutory trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust offers shares in the following series (each a “Fund” and collectively the “Funds”), each of which is advised by Carillon Tower Advisers, Inc. (“Carillon Tower” or “Manager”):

•	Carillon ClariVest Capital Appreciation Fund (“Capital Appreciation Fund”) seeks long-term capital appreciation,
•	Carillon ClariVest International Stock Fund (“International Stock Fund”) seeks capital appreciation,
•	Carillon Cougar Tactical Allocation Fund* (“Tactical Allocation Fund”) seeks long-term capital appreciation,
•	Carillon Eagle Growth & Income Fund (“Growth & Income Fund”) primarily seeks long-term capital appreciation and, secondarily, seeks current income,
•	Carillon Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,
•	Carillon Eagle Small Cap Growth Fund (“Small Cap Growth Fund”) seeks long-term capital appreciation,
•	Carillon Scout International Fund (“International Fund”) seeks long-term growth of capital and income,
•	Carillon Scout Mid Cap Fund (“Mid Cap Fund”) seeks long-term growth of capital,
•	Carillon Scout Small Cap Fund (“Small Cap Fund”) seeks long-term growth of capital,
•	Carillon Reams Core Bond Fund (“Core Bond Fund”) seeks a high level of total return consistent with the preservation of capital,
•	Carillon Reams Core Plus Bond Fund (“Core Plus Bond Fund”) seeks a high level of total return consistent with the preservation of capital, and
•	Carillon Reams Unconstrained Bond Fund (“Unconstrained Bond Fund”) seeks to maximize total return consistent with the preservation of capital.

* Tactical Allocation Fund is a “fund of funds” that seeks to achieve its investment objective by investing its assets primarily in exchange-traded funds (“ETFs”).

Class offerings  |  As of April 30, 2019, each Fund was authorized and offered Class A, Class C, Class I, Class R-3, Class R-5, Class R-6, and Class Y shares to qualified buyers.

•

For all Funds except the Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Core Bond Fund, Core Plus Bond Fund, and Unconstrained Bond Fund, Class A shares are sold at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•	Class C shares are sold subject to a CDSC of 1.00% of the lower of NAV or purchase price if redeemed less than one year after purchase.
•	Class I, Class R-3, Class R-5, Class R-6 and Class Y shares are each sold without a front-end sales charge or a CDSC.

NOTE 2  |  Significant accounting policies  |  The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. GAAP.

Use of estimates  |  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities  |  The price of each Fund’s shares is based on the NAV per share of each class of a Fund. Each Fund normally determines the NAV of its shares each business day as of the scheduled close of regular trading on the New York Stock Exchange (NYSE) and the Nasdaq (typically 4:00 p.m. ET). A Fund will not treat an intraday unscheduled disruption in trading on either the NYSE or Nasdaq as a closure of that particular market, and will price its shares as of the normally scheduled close of the NYSE and Nasdaq if the disruption directly affects only one of those markets. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Funds are not required to recalculate their NAV.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;
•	The security is not actively traded;
•	Trading on the security halted before the close of the trading market;
•	The security is newly issued;
•	Issuer-specific or vendor specific events occurred after the security halted trading; or
•	Due to the passage of time between the close of the market on which the security trades and the close of the NYSE and the Nasdaq.

Issuer-specific events that may cause the last market quotation to be unreliable include:

•	A merger or insolvency;
•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or
•	Market events, such as a significant movement in the U.S. markets.

For most securities, both the latest transaction prices and adjustments are furnished by independent pricing services, subject to oversight by the Trust’s Board of Trustees (“Board”). The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (“Procedures”) approved by the Board. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is the amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from independent pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

41

Notes to Financial Statements

(UNAUDITED)	04.30.2019

Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee (“Valuation Committee”), comprised of certain officers of the Trust and other employees of Carillon Tower. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Carillon Tower checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Carillon Tower compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Carillon Tower documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for each Fund. Fair value pricing methods, the Procedures and independent pricing services can change from time to time as approved by the Board and may occur as a result of look-back testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security than a market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a Fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•

Domestic exchange-traded equity securities  |  Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Foreign equity securities  |  If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE and the Nasdaq, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time the trading of a particular security ends in a foreign market and a Fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that Carillon Tower determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Carillon Tower also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a Fund’s shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the Fund.

•

Fixed income securities  |  Government bonds, corporate bonds, asset-backed bonds, municipal bonds, short-term securities (investments that have a maturity date of 60 days or less), and convertible securities, including high yield or junk bonds, normally are valued on the basis of evaluated prices provided by independent pricing services. Evaluated prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors and appropriate methodologies that have been considered by the Board such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. In accordance with SEC guidance, before using certain evaluated prices from a Pricing Service to determine the fair value of a Fund’s securities, Carillon Tower or the Valuation Committee shall, as appropriate, consider the inputs, methods, models, and assumptions used by the Pricing Service to determine the evaluated prices, and how those inputs, methods, models and assumptions are affected, if at all, as market conditions change. If the evaluated prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Futures and Options  |  Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period ended April 30, 2019, only the Core Plus Bond Fund and Unconstrained Bond Fund held futures. None of the Funds held options during the period ended April 30, 2019.

•

Credit default swaps  |  Credit default swaps are valued with prices provided by independent pricing services. If prices provided by independent pricing services are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period ended April 30, 2019, only the Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund held credit default swaps.

•

Investment companies and exchange-traded funds (ETFs)  |  Investments in other open-end investment companies are valued at their reported NAV. The prospectuses for these companies explain the circumstances under which these companies will use fair value pricing and the effect of the fair value pricing. In addition, investments in closed-end funds and ETFs are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements  |  Each Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

42

Notes to Financial Statements

(UNAUDITED)	04.30.2019

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2019:

	Level 1	Level 2	Level 3

Capital Appreciation Fund
Common stocks (a)	$546,277,499	$—	$—
Total investment portfolio	$546,277,499	$—	$—

International Stock Fund
Common stocks (a):
Australia	$—	$252,188	$—
Belgium	—	88,246	—
Denmark	—	221,032	—
Finland	—	139,119	—
France	—	1,538,983	—
Germany	—	767,399	—
Hong Kong	—	239,001	—
Israel	121,760	212,501	—
Italy	—	527,974	—
Japan	—	3,461,427	—
Netherlands	221,802	523,816	—
Norway	—	123,689	—
Singapore	—	34,159	—
Spain	—	317,129	—
Sweden	—	618,161	—
Switzerland	48,202	1,717,718	—
United Kingdom	—	2,205,258	—
Preferred stocks:
Germany	—	160,809	—
Total investment portfolio	$391,764	$13,148,609	$—

Tactical Allocation Fund
Domestic exchange traded funds	$15,699,711	$—	$—
Foreign exchange traded funds	4,008,537	—	—
Total investment portfolio	$19,708,248	$—	$—

Growth & Income Fund
Common stocks (a)	$769,568,627	$—	$—
Total investment portfolio	$769,568,627	$—	$—

Mid Cap Growth Fund
Common stocks (a)	$5,360,776,922	$—	$—
Total investment portfolio	$5,360,776,922	$—	$—

	Level 1	Level 2	Level 3

Small Cap Growth Fund
Common stocks (a)	$4,636,021,957	$—	$—
Total investment portfolio	$4,636,021,957	$—	$—

International Fund
Common stocks (a):
Australia	$10,374,811	$50,447,117	$—
Canada	9,328,163	—	—
Denmark	11,459,077	—	—
France	—	63,894,323	—
Germany	24,192,002	61,624,060	—
Hong Kong	—	12,865,680	—
Ireland	14,930,871	10,063,280	—
Japan	—	96,425,332	—
Mexico	28,793,644	—	—
Norway	—	13,420,681	—
Singapore	—	9,738,273	—
South Africa	—	7,418,296	—
Spain	—	14,197,781	—
Sweden	—	26,543,607	—
Switzerland	18,522,643	56,523,682	—
Taiwan	—	19,272,801	—
Turkey	—	23,184,598	—
United Kingdom	36,633,912	61,558,288	—
United States	36,432,858	—	—
Preferred stocks:
Colombia	10,617,268	—	—
Germany	12,125,703	17,746,976	—
Total investment portfolio	$213,410,952	$544,924,775	$—

Mid Cap Fund
Common stocks (a)	$2,881,326,422	$—	$—
Total investment portfolio	$2,881,326,422	$—	$—

Small Cap Fund
Common stocks (a)	$346,547,023	$—	$—
Total investment portfolio	$346,547,023	$—	$—

43

Notes to Financial Statements

(UNAUDITED)	04.30.2019

	Level 1	Level 2	Level 3

Core Bond Fund
Corporate bonds (a)	$—	$22,170,712	$—
Mortgage and asset-backed securities	—	39,732,911	—
U.S. Treasuries	—	47,515,020	—
Total investment portfolio	$—	$109,418,643	$—
Credit default swaps	$—	$241,502	$—

Core Plus Bond Fund
Corporate bonds (a)	$—	$139,910,100	$—
Mortgage and asset-backed securities	—	199,700,158	—
U.S. Treasuries	—	330,224,430	—
Total investment portfolio	$—	$669,834,688	$—
Futures contracts - long (b)	$1,886,215	$—	$—
Futures contracts - short (b)	$(1,905,136)	$—	$—

	Level 1	Level 2	Level 3

Core Plus Bond Fund (cont’d)
Credit default swaps	$—	$2,076,794	$—

Unconstrained Bond Fund
Corporate bonds (a)	$—	$247,755,838	$—
Mortgage and asset-backed securities	—	212,942,476	—
U.S. Treasuries	—	659,072,728	—
Total investment portfolio	$—	$1,119,771,042	$—
Futures contracts - long (b)	$4,270,304	$—	$—
Futures contracts - short (b)	$(6,261,610)	$—	$—
Credit default swaps	$—	$3,831,695	$—

(a) Please see the investment portfolio for detail by industry.
(b) Amounts presented for Futures Contracts represent total unrealized appreciation (depreciation) as of April 30, 2019.

At April 30, 2019, the Funds did not hold any Level 3 investments.

Derivatives  |  The following disclosure provides certain information about the Funds’ derivative and hedging activities.

•

Forward currency contracts  |  Each of the Funds’ policies, except Small Cap Growth, Core Bond, International, Mid Cap, and Small Cap, permit the Funds to enter into forward currency contracts (“forward contracts”) for hedging (such as to hedge the impact of adverse changes in the relationships between the US dollar and various foreign currencies), including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging, or for any other lawful purpose consistent with their investment objectives. Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. The fair value of a forward contract fluctuates with changes in currency exchange rates. Outstanding forward contracts are valued daily at current forward rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the forward contract was opened and the value at the time it was closed. The risks to the Funds of entering into forward contracts include the inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. During the period ended April 30, 2019, none of the Funds held forward contracts.

•

Credit default swap contracts  |  The International Stock, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into credit default swap agreements to enhance the Funds’ returns, increase liquidity, manage the duration of the Funds’ portfolios and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a relatively efficient way. The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a Fund. The Funds may enter into credit default swap agreements either as a buyer or seller. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional value”), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional value of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a Fund accrues for and receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional value of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional value of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional value of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may

44

Notes to Financial Statements

(UNAUDITED)	04.30.2019

use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Interest paid to or by the Funds is accrued daily and included in realized gain (loss) on swap agreements. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swap agreements, including accruals of periodic amounts of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. Credit default swaps sold by a Fund may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty credit risk and credit risk of the issuer. Details of swap contracts, if any, at period end are included in the Investment Portfolios under the caption “Swap Contracts.” Refer to Note 6 for additional information.

•

Futures contracts  |  Each of the Funds’ policies, except Small Cap Growth, International, Mid Cap, and Small Cap, permit the Funds to enter into futures contracts (“Futures”), including interest rate, bond, U.S. Treasury and fixed income index Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the Commodity Exchange Act, including as a means to gain or reduce exposure to a reference instrument without actually buying or selling it. When a Fund enters into Futures, it must deliver to an account controlled by the futures commission merchant (“FCM”) an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the Futures are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the Futures. The account is marked-to-market daily and the unrealized gains or losses are recorded as variation margin and monitored by the Manager and custodian on a daily basis. When Futures are closed out, the Fund recognizes a realized gain or loss. The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. The purchase of Futures involves the risk that the Fund could lose more than the amount invested in Futures. Details of futures contracts, if any, at period end are included in the Investment Portfolios under the caption “Futures Contracts.” Refer to Note 6 for additional information.

During the period ended April 30, 2019, the average of month-end derivative positions (notional value in U.S. dollars) were as follows:

	Credit Default Swap Contracts	Futures Contracts – Long	Futures Contracts – Short
Core Bond Fund	$9,410,000	$—	$—
Core Plus Bond Fund	75,679,486	194,971,205	(140,797,425)
Unconstrained Bond Fund	156,610,029	356,907,803	(474,183,021)

Foreign currency transactions  |  The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) on foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

To-Be-Announced Securities  |  The Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into to-be-announced securities. A to-be-announced mortgage-backed security (“TBA”) is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash that will constitute that Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fund. As a purchaser of a TBA, the Fund will segregate or “earmark” cash or cash equivalent securities in accordance with procedures adopted by the Board equal to the value of the TBA, marked to-market daily in accordance with pertinent SEC positions. As a seller of a TBA, the Fund will segregate or “earmark” in accordance with procedures adopted by the Board the equivalent deliverable security up to the obligation required to be delivered.

Real estate investment trusts (“REIT(s)”)  |  There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REITs. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the Funds’ fiscal year-end and may differ from the estimated amounts.

Repurchase agreements  |  Each Fund may enter into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred. During the period ended April 30, 2019, none of the Funds held any repurchase agreements.

Revenue recognition  |  Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

45

Notes to Financial Statements

(UNAUDITED)	04.30.2019

Foreign taxes  |  The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may or may not be recoverable. The Funds record such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which a Fund invests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.

Expenses  |  Each Fund is charged for certain expenses which are directly attributable to it and certain other expenses which are allocated proportionately among the Carillon Family of Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class of shares. Other expenses of each Fund are allocated to each class of shares based upon its relative percentage of net assets.

Class allocations  |  Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets

Segregation and Collateralization  |  In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., forward currency contracts, securities with extended settlement periods, futures and swaps), the Fund will segregate collateral or designate on its books and records cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker- dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments.

Distributions  |  Each Fund, except the Growth & Income Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund, distributes net investment income annually. Distributions of net investment income are made quarterly in the Growth & Income Fund and monthly in the Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each applicable Fund, will be distributed to shareholders annually in the following fiscal year. If a fund is involved in a reorganization wherein it acquires the net assets of another fund, or has its net assets acquired by another fund, a separate and additional distribution of net investment income and / or net realized gains may be made prior to such reorganization. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Distributions made to shareholders from earnings were as follows:

Distributions from earnings		Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	11/1/18 to 4/30/19	$14,814,793	$2,225,036	$17,013,818	$121,423	$617,839	$3,552,644	$842
	11/1/17 to 10/31/18	10,158,703	5,182,715	7,279,691	80,730	195,042	2,575,449	619
International Stock Fund	11/1/18 to 4/30/19	62,730	6,585	143,217	10,790	55	2,790	527
	11/1/17 to 10/31/18	54,124	28,696	115,789	7,995	45	177	145
Tactical Allocation Fund	11/1/18 to 4/30/19	63,410	72,560	832,642	389	1,386	464	420
	11/1/17 to 10/31/18	38,585	36,455	369,140	262	978	333	289
Growth & Income Fund	11/1/18 to 4/30/19	11,766,328	10,413,393	24,071,881	148,018	57,216	3,501,021	5,549
	11/1/17 to 10/31/18	6,621,319	5,933,158	11,688,591	90,673	20,226	1,918,067	561
Mid Cap Growth Fund	11/1/18 to 4/30/19	17,751,954	4,769,700	28,112,072	1,165,639	18,599,152	45,228,966	9,464
	11/1/17 to 10/31/18	26,571,373	8,923,843	44,360,044	1,786,131	24,087,214	52,994,970	739
Small Cap Growth Fund	11/1/18 to 4/30/19	96,913,223	27,054,499	230,547,503	15,646,019	73,349,310	375,763,465	14,071
	11/1/17 to 10/31/18	48,179,886	16,819,785	124,152,495	7,662,535	35,062,954	149,519,961	733
International Fund	11/1/18 to 4/30/19	39,756	6,071	78,820,675	851	906	280,424	932
	11/1/17 to 10/31/18	1,591	1,583	177,675,550	1,588	1,594	1,594	1,591
Mid Cap Fund	11/1/18 to 4/30/19	691,969	704,996	169,659,120	105,258	50,544	2,868,920	179,981
	11/1/17 to 10/31/18	3,347	1,837	138,752,902	770	775	775	1,848
Small Cap Fund	11/1/18 to 4/30/19	32,573	27,569	585,642	649	134	11,144	213
	11/1/17 to 10/31/18	11,163	10,951	46,518,857	1,741	1,741	216,374	2,580
Core Bond Fund	11/1/18 to 4/30/19	7,891	3,082	1,249,075	89	117	122	17,556
	11/1/17 to 10/31/18	5,814	2,454	2,264,998	139	187	195	33,740
Core Plus Bond Fund	11/1/18 to 4/30/19	2,194	1,715	7,174,943	84	112	117	155,577
	11/1/17 to 10/31/18	2,399	1,317	13,013,527	135	182	190	354,295
Unconstrained Bond Fund	11/1/18 to 4/30/19	1,699	343	12,160,543	80	107	462,859	280,405
	11/1/17 to 10/31/18	1,119	253	25,119,317	132	179	290,370	820,029

46

Notes to Financial Statements

(UNAUDITED)	04.30.2019

Other  |  In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

NOTE 3  |  Purchases and sales of securities  |  During the period ended April 30, 2019, purchases and sales of investment securities (excluding short-term obligations) were as follows:

	Capital Appreciation Fund	International Stock Fund	Tactical Allocation Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund
Purchases	$172,426,855	$2,859,020	$21,450,712	$189,356,348	$1,050,748,546	$330,982,990
Sales	120,761,796	6,373,066	25,323,720	45,251,981	488,608,899	793,111,059

	International Fund	Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Purchases	$78,269,533	$2,151,231,405	$27,767,338	$81,338,454	$439,771,535	$277,916,473
Purchases - U.S. Treasury securities	—	—	—	67,358,648	417,481,424	698,668,053
Sales	170,733,504	1,914,602,446	28,607,384	72,503,870	382,191,453	159,945,733
Sales - U.S. Treasury securities	—	—	—	83,774,688	489,274,473	953,603,934

NOTE 4  |  Investment advisory fees and other transactions with affiliates  |  Each Fund has agreed to pay to the Manager an investment advisory and an administrative fee equal to an annualized rate based on a percentage of each Fund’s average daily net assets, computed daily and payable monthly. For advisory services provided by the Manager, the investment advisory rate for each Fund is as follows:

Investment advisory fee rate schedule	Breakpoint	Investment advisory fee
Capital Appreciation Fund	First $1 billion Over $1 billion	0.60 0.55	% %
International Stock Fund	All assets	0.70%
Tactical Allocation Fund	All assets	0.57%
Growth & Income Fund	First $100 million $100 million to $500 million Over $500 million	0.60 0.45 0.40	% % %

Investment advisory fee rate schedule (cont’d)	Breakpoint	Investment advisory fee
Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Fund	First $500 million $500 million to $1 billion Over $1 billion	0.60 0.55 0.50	% % %
International Fund, Mid Cap Fund	First $1 billion Over $1 billion	0.80 0.70	% %
Core Bond Fund, Core Plus Bond Fund	All assets	0.40%
Unconstrained Bond Fund	First $3 billion Over $3 billion	0.60 0.55	% %

Subadvisory fees  |  The Manager has entered into subadvisory agreements with certain parties (the “subadviser” or “subadvisers”) to provide investment advice, portfolio management services (including the placement of brokerage orders), certain compliance and other services to the Funds. Under these agreements, Carillon Tower pays the subadvisers, each an affiliate of Carillon Tower, annualized rates identical to those disclosed in the investment advisory fee rate schedule. The subadvisers for the Funds are as follows:

•	ClariVest Asset Management LLC (“ClariVest”) serves as subadviser for the Capital Appreciation Fund and the International Stock Fund,
•	Cougar Global Investments Limited serves as subadviser for the Tactical Allocation Fund,
•	Eagle Asset Management, Inc. serves as subadviser for the Growth & Income Fund, Mid Cap Growth Fund, and Small Cap Growth Fund, and
•	Scout Investments, Inc. serves as subadviser for the International Fund, Mid Cap Fund, Small Cap Fund, Core Bond Fund, Core Plus Bond Fund, and Unconstrained Bond Fund.

Administrative fees  |  For administrative services provided by the Manager, each Fund has agreed to pay an administrative rate of 0.10% of the average daily net assets of all share classes.

Distribution and service fees  |  Pursuant to the Class A, Class C, Class R-3 and Class Y Distribution plans and in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (“Rule 12b-1 Plans”), the Funds are authorized to pay Carillon Fund Distributors, Inc. (“Distributor”), an affiliate of the Manager, a fee based on the average daily net assets for each class of shares, accrued daily and payable monthly. Each Fund of the Carillon Series Trust is authorized to pay the Distributor distribution and service fees of up to 0.35% of that fund’s average daily net assets attributable to Class A shares of that fund. The Capital Appreciation Fund and the Growth & Income Fund are authorized to pay the Distributor distribution and service fees of up to 0.50% of those Funds’ average daily net assets attributable to Class A shares of those Funds. Currently, the distribution and service fee is 0.25% for Class A shares of each Fund. Each Fund also is authorized, and currently pays, the Distributor distribution and service fees of 1.00% for Class C shares, 0.50% for Class R-3 shares, and 0.25% for Class Y shares. The Funds do not incur any distribution expenses related to Class I, Class R-5 or Class R-6 shares. However, Carillon Tower or any third party may make payments for the sale and distribution of all share classes, including Class I, Class R-5 or Class R-6 shares, from its own resources.

47

Notes to Financial Statements

(UNAUDITED)	04.30.2019

Sales charges  |  During the period ended April 30, 2019, total front-end sales charges and contingent deferred sales charges (“CDSC”) paid to the Distributor were as follows:

	Capital Appreciation Fund	International Stock Fund	Tactical Allocation Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund
Front-end sales charges - Class A	$19,147	$662	$5,133	$141,770	$157,521	$58,294
CDSC - Class A	31	—	—	—	—	—
CDSC - Class C	250	36	14	1,510	1,912	824

	International Fund	Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Front-end sales charges - Class A	$14,470	$104,404	$32,387	$4	$29	$—
CDSC - Class A	—	—	—	—	—	—
CDSC - Class C	—	1,066	65	—	13	—

The Distributor paid commissions to salespersons from these fees and incurred other distribution costs.

Agency commissions  |  During the period ended April 30, 2019, total agency brokerage commissions paid and agency brokerage commissions paid directly to Raymond James & Associates, Inc. (“RJA”), an affiliate of the Manager, were as follows:

	Capital Appreciation Fund	International Stock Fund	Tactical Allocation Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund
Total agency brokerage commissions	$46,723	$4,625	$4,886	$52,312	$595,839	$409,262
Paid to RJA	—	—	—	3,181	52,339	328

	International Fund	Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Total agency brokerage commissions	$168,681	$1,450,043	$39,831	$—	$9,188	$22,270
Paid to RJA	—	—	—	—	—	—

Internal audit fees  |  RJA provides internal audit services to the Funds. Each Fund pays RJA a fixed and/or hourly fee for these services.

Shareholder servicing fees  |  Carillon Fund Services, Inc. (“CFS”), an affiliate of the Manager, is the shareholder servicing agent for each of the Funds. CFS’ actual cost of providing such services is reimbursed by the Funds on a pro-rata basis of each Fund’s relative total net assets. During the period ended April 30, 2019, the amount of shareholder servicing fees charged to the Funds were as follows:

Shareholder servicing fees	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$1,344	$141	$1,993	$9	$56	$—	$—
International Stock Fund	36	18	52	7	—	—	—
Tactical Allocation Fund	12	17	145	—	—	—	—
Growth & Income Fund	1,208	1,047	2,953	15	15	—	1
Mid Cap Growth Fund	5,540	1,128	9,371	348	5,767	—	10
Small Cap Growth Fund	3,959	752	9,755	647	3,272	—	—
International Fund	5	1	6,002	—	—	—	—
Mid Cap Fund	118	114	20,253	13	6	—	129
Small Cap Fund	100	89	2,340	2	1	—	1
Core Bond Fund	6	4	819	—	—	—	14
Core Plus Bond Fund	2	2	4,917	—	—	—	125
Unconstrained Bond Fund	2	1	8,899	—	—	—	229

48

Notes to Financial Statements

(UNAUDITED)	04.30.2019

Expense limitations  |  Carillon Tower has contractually agreed to reduce its fees and/or reimburse expenses to each class of the Funds to the extent that the annual operating expense ratio for each class of shares exceeds the following annualized ratios as a percentage of the average daily net assets of each class of shares.

Expense limitations rate schedule	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	1.00%	1.75%	0.70%	1.25%	0.70%	0.60%	1.00%
International Stock Fund	1.45%	2.20%	1.15%	1.70%	1.15%	1.05%	1.45%
Tactical Allocation Fund	1.17%	1.92%	0.87%	1.42%	0.87%	0.77%	1.17%
Growth & Income Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
Mid Cap Growth Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
Small Cap Growth Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
International Fund	1.45%	2.20%	1.15%	1.70%	1.15%	1.05%	1.45%
Mid Cap Fund	1.45%	2.20%	1.15%	1.70%	1.15%	1.05%	1.45%
Small Cap Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
Core Bond Fund	0.80%	1.55%	0.40%	1.05%	0.50%	0.40%	0.80%
Core Plus Bond Fund	0.80%	1.55%	0.40%	1.05%	0.50%	0.40%	0.80%
Unconstrained Bond Fund	0.80%	1.55%	0.50%	1.05%	0.50%	0.40%	0.80%

Fees and expenses waived and/or reimbursed based on the expense rate limitation schedule were as follows:

Expenses waived and/or reimbursed 11/1/18 to 4/30/19	Fund Level	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$210,318	$44,076	$6,435	$118,132	$1,125	$2,290	$21,821	$37
International Stock Fund	156,962	3,902	2,264	7,334	716	39	186	47
Tactical Allocation Fund	128,390	869	1,123	14,585	37	62	43	41
Growth & Income Fund	—	—	—	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	—	19
International Fund	—	—	—	—	23	25	—	37
Mid Cap Fund	—	—	—	—	—	—	—	—
Small Cap Fund	—	—	—	—	78	11	—	—
Core Bond Fund	167,911	164	160	104,020	30	33	37	1,146
Core Plus Bond Fund	213,780	103	163	527,529	29	32	37	10,163
Unconstrained Bond Fund	1,519,842	35	72	542,723	33	32	22,784	23,169

49

Notes to Financial Statements

(UNAUDITED)	04.30.2019

A portion or all of a Fund’s fees and expenses waived and/or reimbursed by the Manager in prior fiscal years may be recoverable by Carillon Tower prior to their expiration date. Any previously waived and/or reimbursed fees and expenses are recoverable by Carillon Tower only from the same class of shares and within two years from the Fund’s fiscal year-end during which the fees and expenses were originally waived and/or reimbursed. Previously waived and/or reimbursed fees and expenses are recovered by Carillon Tower within the following two fiscal years when fees and expenses in the current fiscal year fall below the lesser of the current expense cap or the expense cap in effect at the time of the waiver and/or reimbursement. The following tables show the amounts that Carillon Tower may be allowed to recover by class of shares and the dates that these amounts will expire:

Recoverable expenses - 10/31/2021	Fund Level	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$210,318	$44,076	$6,435	$118,132	$1,125	$2,290	$21,821	$37
International Stock Fund	156,962	3,902	2,264	7,334	716	39	186	47
Tactical Allocation Fund	128,390	869	1,123	14,585	37	62	43	41
Growth & Income Fund	—	—	—	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	—	19
International Fund	—	—	—	—	23	25	—	37
Mid Cap Fund	—	—	—	—	—	—	—	—
Small Cap Fund	—	—	—	—	78	11	—	—
Core Bond Fund	167,911	164	160	104,020	30	33	37	1,146
Core Plus Bond Fund	213,780	103	163	527,529	29	32	37	10,163
Unconstrained Bond Fund	1,519,842	35	72	542,723	33	32	22,784	23,169

Recoverable expenses - 10/31/2020	Fund Level	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$314,098	$63,195	$14,943	$174,217	$1,515	$3,459	$41,017	$75
International Stock Fund	256,931	7,421	6,236	14,261	1,657	84	153	81
Tactical Allocation Fund	227,556	1,613	2,336	26,647	84	135	96	82
Growth & Income Fund	—	—	—	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	—	—
International Fund	—	—	—	—	44	49	—	69
Mid Cap Fund	—	—	—	—	—	—	—	—
Small Cap Fund	—	—	—	9,905	172	104	—	55
Core Bond Fund	289,738	304	337	245,255	66	72	81	3,063
Core Plus Bond Fund	362,422	168	321	966,207	64	69	78	24,090
Unconstrained Bond Fund	3,540,247	95	141	1,170,586	92	69	14,497	54,356

Recoverable expenses - 10/31/2019	Fund Level	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$—	$—	$—	$—	$424	$—	$—	N/A
International Stock Fund	318,472	5,471	8,001	7,594	1,682	49	74	N/A
Tactical Allocation Fund	278,988	2,731	2,441	19,305	11	64	16	N/A
Growth & Income Fund	—	—	—	—	—	—	—	N/A
Mid Cap Growth Fund	—	—	—	—	—	—	—	N/A
Small Cap Growth Fund	—	—	—	—	—	—	—	N/A
International Fund*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Mid Cap Fund*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Small Cap Fund*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Core Bond Fund*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Core Plus Bond Fund*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Unconstrained Bond Fund*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
* Fees waived and/or reimbursed in the Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund prior to the reorganization on November 20, 2017 are not eligible to be recovered by Carillon Tower. There were no fees waived and/or reimbursed in the International Fund, Mid Cap Fund or Small Cap Fund prior to the reorganization on November 20, 2017.

50

Notes to Financial Statements

(UNAUDITED)	04.30.2019

The Manager recovered previously waived expenses during the period ended April 30, 2019 as follows:

Recovered fees previously waived	Fund Level	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$—	$—	$—	$—	$—	$—	$—	$—
International Stock Fund	—	—	—	—	—	—	—	—
Tactical Allocation Fund	—	—	—	—	—	—	—	—
Growth & Income Fund	—	—	—	—	—	—	—	26
Mid Cap Growth Fund	—	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	—	—
International Fund	—	—	13	—	—	—	—	—
Mid Cap Fund	—	—	—	—	—	—	—	—
Small Cap Fund	—	—	—	31,212	—	—	123	43
Core Bond Fund	—	—	—	—	—	—	—	—
Core Plus Bond Fund	—	—	—	—	—	—	—	—
Unconstrained Bond Fund	—	—	—	—	—	—	—	—

Trustees and officers compensation  |  Each Trustee of the Carillon Family of Funds who is not an employee of the Manager receives an annual retainer along with meeting fees for those Carillon Family of Funds’ regular or special meetings attended in person and 25% of such meeting fees are received for telephonic meetings. All reasonable out-of-pocket expenses are also reimbursed. Except when directly attributable to a Fund, Trustees’ fees and expenses are paid equally by each Fund in the Carillon Family of Funds. Certain officers of the Carillon Family of Funds may also be officers and/or directors of Carillon Tower. Such officers receive no compensation from the Funds except for the Funds’ Chief Compliance Officer. A portion of the Chief Compliance Officer’s total compensation is paid equally by each Fund in the Carillon Family of Funds.

NOTE 5  |  Federal income taxes and distributions  |  Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since each of the Funds intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. The Manager has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (tax years ended October 31, 2015 to October 31, 2018 for all Funds except for the International Fund, Mid Cap Fund, Small Cap Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund which have open tax years ended June 30, 2015 to June 30, 2017, October 31, 2017 and October 31, 2018) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Federal income tax regulations differ from GAAP; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and net realized gains for financial reporting purposes. These differences primarily relate to deferral of losses from wash sales and non-REIT return of capital.

For income tax purposes, distributions paid during the fiscal periods indicated were as follows (tax character for the period ended April 30, 2019 is estimated):

		Capital Appreciation Fund	International Stock Fund	Tactical Allocation Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund
Ordinary Income	11/1/18 to 4/30/19	$1,421,956	$226,694	$240,950	$7,379,643	$11,409,532	$—
	11/1/17 to 10/31/18	236,305	206,971	410,930	11,609,719	—	—
Long-term capital gain	11/1/18 to 4/30/19	36,924,439	—	730,321	42,583,763	104,227,415	819,288,090
	11/1/17 to 10/31/18	25,236,644	—	35,112	14,662,876	158,724,314	381,398,349

		International Fund	Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Ordinary Income	11/1/18 to 4/30/19	$32,961,533	$11,985,514	$442,863	$1,277,932	$7,334,742	$12,906,036
	11/1/17 to 10/31/18	13,650,008	39,970,028	1,482,156	2,307,527	13,372,045	26,231,399
Long-term capital gain	11/1/18 to 4/30/19	46,188,082	162,275,274	215,061	—	—	—
	11/1/17 to 10/31/18	164,035,083	98,792,226	45,281,251	—	—	—

51

Notes to Financial Statements

(UNAUDITED)	04.30.2019

At October 31, 2018, the components of distributable earnings (losses) on a tax basis were as follows:

	Capital Appreciation Fund	International Stock Fund	Tactical Allocation Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund
Cost of investments	$304,394,611	$16,927,741	$22,493,976	$377,515,161	$3,621,460,988	$3,634,344,758
Gross unrealized appreciation	157,989,717	1,591,043	733,771	201,022,834	776,378,592	1,345,019,872
Gross unrealized depreciation	(10,943,580)	(1,525,590)	(293,020)	(3,703,696)	(252,832,793)	(314,020,795)
Net unrealized appreciation/(depreciation)	147,046,137	65,453	440,751	197,319,138	523,545,799	1,030,999,077
Undistributed ordinary income	1,198,625	226,693	160,299	974,236	10,819,279	—
Undistributed long-term gain	36,924,363	—	730,315	42,583,590	104,227,236	818,753,850
Total distributable earnings	38,122,988	226,693	890,614	43,557,826	115,046,515	818,753,850
Other accumulated losses	—	(30,679)	—	(3,887)	—	(17,054,458)
Total accumulated gains (losses)	$185,169,125	$261,467	$1,331,365	$240,873,077	$638,592,314	$1,832,698,469

	International Fund	Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Cost of investments	$608,062,310	$2,274,862,488	$215,273,659	$116,497,607	$681,038,800	$1,277,175,362
Gross unrealized appreciation	258,660,948	276,815,386	122,939,229	87,050	1,216,963	1,561,117
Gross unrealized depreciation	(69,216,036)	(159,188,884)	(20,822,929)	(2,685,271)	(17,891,264)	(31,410,128)
Net unrealized appreciation/(depreciation)	189,444,912	117,626,502	102,116,300	(2,598,221)	(16,674,301)	(29,849,011)
Undistributed ordinary income	22,614,737	7,090,325	356,978	224,038	1,117,464	2,268,829
Undistributed long-term gain	46,187,760	162,274,995	215,038	—	—	—
Total distributable earnings	68,802,497	169,365,320	572,016	224,038	1,117,464	2,268,829
Other accumulated losses	(118,454)	—	(10,271)	(3,274,181)	(23,494,717)	(55,129,638)
Total accumulated gains (losses)	$258,128,955	$286,991,822	$102,678,045	$(5,648,364)	$(39,051,554)	$(82,709,820)

At October 31, 2018, the difference between book-basis and tax-basis unrealized appreciation (depreciation) was attributable primarily to the tax deferral of losses from wash sales and differences in the accounting treatment for non-REIT returns of capital and investments in passive foreign investment companies.

NOTE 6  |  Other Derivative Information  |  At April 30, 2019, the Funds have invested in derivative contracts which are reflected on the Statements of Assets and Liabilities as follows:

			Asset	Liability
	Risk Exposure Category	Statements of Assets and Liabilities Location	Fair Value Amount	Fair Value Amount
Core Bond Fund	Credit contracts	Premiums paid - open swap contracts	$44,209	N/A
		Unrealized appreciation - open swap contracts	197,293	N/A

	Total		$241,502	N/A

Core Plus Bond Fund	Credit contracts	Premiums paid - open swap contracts	$1,085,575	N/A
		Unrealized appreciation - open swap contracts	991,219	N/A
	Interest rate contracts*	Unrealized appreciation - open futures contracts	1,886,215	N/A
		Unrealized depreciation - open futures contracts	N/A	$1,905,136

	Total		$3,963,009	$1,905,136

Unconstrained Bond Fund	Credit contracts	Premiums paid - open swap contracts	$2,306,086	N/A
		Unrealized appreciation - open swap contracts	1,525,609	N/A
	Interest rate contracts*	Unrealized appreciation - open futures contracts	4,270,304	N/A
		Unrealized depreciation - open futures contracts	N/A	$6,261,610

	Total		$8,101,999	$6,261,610

* Some of these futures contracts are denominated in Euro, which also gives the Fund exposure to foreign currency risk.

52

Notes to Financial Statements

(UNAUDITED)	04.30.2019

Financial Accounting Standards Board Accounting Update 2011-11, Disclosures about Offsetting Assets and Liabilities requires an entity that has financial instruments that are either 1) offset or 2) subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As of April 30, 2019, the Funds did not hold any financial or derivative instruments that are offset or subject to enforceable master netting agreements (or related arrangements).

For the period ended April 30, 2019, the effect of derivative contracts on the Funds’ Statements of Operations is as follows:

	Risk Exposure Category	Derivative Instrument	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Core Bond Fund	Credit contracts	Swap contracts	$180,948	$197,293

	Total		$180,948	$197,293

Core Plus Bond Fund	Credit contracts	Swap contracts	$2,915,493	$923,077
	Interest rate contracts*	Future contracts	(297,719)	1,951,500

	Total		$2,617,774	$2,874,577

Unconstrained Bond Fund	Credit contracts	Swap contracts	$7,931,504	$1,388,041
	Interest rate contracts*	Future contracts	(9,333,916)	3,204,338

	Total		$(1,402,412)	$4,592,379

* Some of these futures contracts were denominated in Euro, which also gave the Fund exposure to foreign currency risk.

Refer to Note 2 for additional information regarding investments in derivatives.

NOTE 7  |  Line of Credit  |  As of April 30, 2019, the Trust has a secured line of credit of up to $350,000,000 with U.S. Bank N.A, secured by a first priority lien on the Trust’s assets. Each Fund may borrow up to 33.33% of the net market value of such Fund’s assets, with the maximum aggregate limit of $350,000,000 for all Funds. Borrowings under this arrangement bear interest at U.S. Bank N.A.‘s prime rate minus 1.00%, which as of April 30, 2019 was 4.50% (prime rate of 5.50% minus 1.00%). The following table shows the details of the Funds’ borrowing activity during the period ended April 30, 2019. Funds that are not listed did not utilize the line of credit during the period.

	Maximum Outstanding Balance	Average Daily Balance	Total Interest Incurred	Average Annual Interest Rate
Capital Appreciation Fund	$7,185,000	$190,580	$4,274	4.46%
International Stock Fund	1,766,000	81,878	1,853	4.50
Tactical Allocation Fund	3,398,000	22,978	520	4.50
Small Cap Growth Fund	27,852,000	965,978	21,855	4.50
International Fund	3,282,000	18,133	387	4.25
Unconstrained Bond Fund	3,560,000	46,221	988	4.25

As of April 30, 2019, none of the Funds had any amounts outstanding under the line of credit.

NOTE 8  |  Subsequent events  |  The Manager has evaluated subsequent events through June 19, 2019, the date these financial statements were issued, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

53

Understanding Your Ongoing Costs

(UNAUDITED)	04.30.2019

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases, contingent deferred sales charges, or redemption fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other fund expenses. The following sections are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges or redemption fees. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see your Fund’s prospectus or contact your financial adviser.

Actual expenses  |  The table below shows the actual expenses you would have paid on a $1,000 investment made in each Fund on November 1, 2018 and held through April 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes  |  The table below shows each Fund’s expenses based on a $1,000 investment held from November 1, 2018 through April 30, 2019 and assuming for this period a hypothetical 5% annualized rate of return before ongoing expenses, which is not the Fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

		Actual expenses		Hypothetical expenses

	Beginning account value	Ending account value	Expenses paid during period (a)	Ending account value	Expenses paid during period (a)	Annualized expense ratio

Capital Appreciation Fund
Class A	$1,000.00	$1,084.20	$5.17	$1,019.84	$5.01	1.00%
Class C	1,000.00	1,079.80	9.02	1,016.12	8.75	1.75
Class I	1,000.00	1,085.50	3.62	1,021.32	3.51	0.70
Class R-3	1,000.00	1,082.90	6.46	1,018.60	6.26	1.25
Class R-5	1,000.00	1,085.60	3.62	1,021.32	3.51	0.70
Class R-6	1,000.00	1,086.30	3.10	1,021.82	3.01	0.60
Class Y	1,000.00	1,084.10	5.17	1,019.84	5.01	1.00

International Stock Fund
Class A	1,000.00	1,031.20	7.30	1,017.60	7.25	1.45
Class C	1,000.00	1,027.40	11.06	1,013.88	10.99	2.20
Class I	1,000.00	1,032.10	5.79	1,019.09	5.76	1.15
Class R-3	1,000.00	1,029.70	8.56	1,016.36	8.50	1.70
Class R-5	1,000.00	1,032.00	5.79	1,019.09	5.76	1.15
Class R-6	1,000.00	1,033.00	5.29	1,019.59	5.26	1.05
Class Y	1,000.00	1,030.70	7.30	1,017.60	7.25	1.45

Tactical Allocation Fund
Class A	1,000.00	1,037.60	5.91	1,018.99	5.86	1.17
Class C	1,000.00	1,033.10	9.68	1,015.27	9.59	1.92
Class I	1,000.00	1,038.30	4.40	1,020.48	4.36	0.87
Class R-3	1,000.00	1,035.50	7.17	1,017.75	7.10	1.42
Class R-5	1,000.00	1,038.60	4.40	1,020.48	4.36	0.87
Class R-6	1,000.00	1,039.00	3.89	1,020.98	3.86	0.77
Class Y	1,000.00	1,036.90	5.91	1,018.99	5.86	1.17

Growth & Income Fund
Class A	1,000.00	1,075.70	4.99	1,019.98	4.86	0.97
Class C	1,000.00	1,072.00	8.84	1,016.27	8.60	1.72
Class I	1,000.00	1,077.00	3.55	1,021.37	3.46	0.69
Class R-3	1,000.00	1,074.30	6.63	1,018.40	6.46	1.29
Class R-5	1,000.00	1,077.30	3.45	1,021.47	3.36	0.67
Class R-6	1,000.00	1,077.50	3.25	1,021.67	3.16	0.63
Class Y	1,000.00	1,075.50	5.51	1,019.49	5.36	1.07

Mid Cap Growth Fund
Class A	1,000.00	1,135.20	5.56	1,019.59	5.26	1.05
Class C	1,000.00	1,131.60	9.20	1,016.17	8.70	1.74
Class I	1,000.00	1,137.10	3.92	1,021.12	3.71	0.74
Class R-3	1,000.00	1,133.90	6.88	1,018.35	6.51	1.30
Class R-5	1,000.00	1,136.90	3.92	1,021.12	3.71	0.74
Class R-6	1,000.00	1,137.50	3.44	1,021.57	3.26	0.65
Class Y	1,000.00	1,135.90	4.93	1,020.18	4.66	0.93

54

Understanding Your Ongoing Costs

(UNAUDITED)	04.30.2019

		Actual expenses		Hypothetical expenses

	Beginning account value	Ending account value	Expenses paid during period (a)	Ending account value	Expenses paid during period (a)	Annualized expense ratio

Small Cap Growth Fund
Class A	$1,000.00	$1,101.50	$5.63	$1,019.44	$5.41	1.08%
Class C	1,000.00	1,097.50	9.21	1,016.02	8.85	1.77
Class I	1,000.00	1,103.20	4.02	1,020.98	3.86	0.77
Class R-3	1,000.00	1,100.20	6.98	1,018.15	6.71	1.34
Class R-5	1,000.00	1,103.10	4.02	1,020.98	3.86	0.77
Class R-6	1,000.00	1,103.90	3.39	1,021.57	3.26	0.65
Class Y	1,000.00	1,101.30	5.99	1,019.09	5.76	1.15

International Fund
Class A	1,000.00	1,084.50	7.34	1,017.75	7.10	1.42
Class C	1,000.00	1,081.00	11.20	1,014.03	10.84	2.17
Class I	1,000.00	1,086.40	5.79	1,019.24	5.61	1.12
Class R-3	1,000.00	1,083.00	8.78	1,016.36	8.50	1.70
Class R-5	1,000.00	1,085.60	5.95	1,019.09	5.76	1.15
Class R-6	1,000.00	1,086.70	5.28	1,019.74	5.11	1.02
Class Y	1,000.00	1,084.30	7.49	1,017.60	7.25	1.45

Mid Cap Fund
Class A	1,000.00	1,101.90	6.10	1,018.99	5.86	1.17
Class C	1,000.00	1,097.70	10.09	1,015.17	9.69	1.94
Class I	1,000.00	1,102.40	5.06	1,019.98	4.86	0.97
Class R-3	1,000.00	1,099.90	7.76	1,017.41	7.45	1.49
Class R-5	1,000.00	1,103.60	4.85	1,020.18	4.66	0.93
Class R-6	1,000.00	1,103.70	4.59	1,020.43	4.41	0.88
Class Y	1,000.00	1,101.50	5.99	1,019.09	5.76	1.15

Small Cap Fund
Class A	1,000.00	1,097.80	6.14	1,018.94	5.91	1.18
Class C	1,000.00	1,093.70	10.12	1,015.12	9.74	1.95
Class I	1,000.00	1,099.30	4.94	1,020.08	4.76	0.95
Class R-3	1,000.00	1,096.20	7.80	1,017.36	7.50	1.50
Class R-5	1,000.00	1,099.30	4.94	1,020.08	4.76	0.95
Class R-6	1,000.00	1,100.00	4.32	1,020.68	4.16	0.83
Class Y	1,000.00	1,097.40	6.50	1,018.60	6.26	1.25

Core Bond Fund
Class A	1,000.00	1,055.10	4.08	1,020.83	4.01	0.80
Class C	1,000.00	1,050.70	7.88	1,017.11	7.75	1.55
Class I	1,000.00	1,057.10	2.04	1,022.81	2.01	0.40
Class R-3	1,000.00	1,053.70	5.35	1,019.59	5.26	1.05
Class R-5	1,000.00	1,056.50	2.55	1,022.32	2.51	0.50
Class R-6	1,000.00	1,057.00	2.04	1,022.81	2.01	0.40
Class Y	1,000.00	1,055.00	4.08	1,020.83	4.01	0.80

Core Plus Bond Fund
Class A	1,000.00	1,060.10	4.09	1,020.83	4.01	0.80
Class C	1,000.00	1,056.50	7.90	1,017.11	7.75	1.55
Class I	1,000.00	1,062.50	2.05	1,022.81	2.01	0.40
Class R-3	1,000.00	1,059.10	5.36	1,019.59	5.26	1.05
Class R-5	1,000.00	1,061.60	2.56	1,022.32	2.51	0.50
Class R-6	1,000.00	1,062.50	2.05	1,022.81	2.01	0.40
Class Y	1,000.00	1,060.10	4.09	1,020.83	4.01	0.80

Unconstrained Bond Fund
Class A	1,000.00	1,044.70	4.06	1,020.83	4.01	0.80
Class C	1,000.00	1,041.90	7.85	1,017.11	7.75	1.55
Class I	1,000.00	1,047.00	2.54	1,022.32	2.51	0.50
Class R-3	1,000.00	1,043.30	5.32	1,019.59	5.26	1.05
Class R-5	1,000.00	1,047.00	2.54	1,022.32	2.51	0.50
Class R-6	1,000.00	1,047.50	2.03	1,022.81	2.01	0.40
Class Y	1,000.00	1,045.10	4.06	1,020.83	4.01	0.80

(a) Expenses are calculated using each Fund’s annualized expense ratios for each class of shares, multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (181), and then dividing that result by the actual number of days in the fiscal year (365).

55

Approval of Subadvisory Agreement

(UNAUDITED)

At a meeting held on November 16, 2018, the Board of Trustees of the Carillon Series Trust (the “Trust”), including the independent trustees (together, the “Board” or the “Trustees”), considered the approval of a new Subadvisory Agreement between Carillon Tower Advisers, Inc. (“Carillon”) and ClariVest Asset Management LLC (“ClariVest”) with respect to the Carillon ClariVest Capital Appreciation Fund and Carillon ClariVest International Stock Fund (each, a “Fund” and together, the “Funds”), each a series of the Trust (the “New Agreement”). The Board was advised that ClariVest was expected to undergo a change of control during the first quarter of 2019 as a result of an increase in Eagle Asset Management, Inc.’s ownership interest in ClariVest from 45% to 100%. The Board was further advised that the change of control would result in an assignment and the automatic termination of the existing Subadvisory Agreement between Carillon and ClariVest with respect to the Funds (the “Existing Agreement”).

Prior to the meetings, information was provided to the Board regarding the change of control and the New Agreement. The Board considered that it had received and reviewed information from Carillon and ClariVest at a meeting held on August 17, 2018, in connection with the review of the Existing Agreement. The Board considered Carillon’s representation that, other than certain internal changes at ClariVest associated with the change of control, there would be no material changes to the information regarding ClariVest that the Board reviewed at its August 2018 meeting and no information would be materially different with respect to the Funds as a result of the change of control. In connection with its consideration of the New Agreement, the Board considered that: (i) ClariVest’s principal business activities would not be affected by the change of control; (ii) the New Agreement would contain the same terms and conditions as the Existing Agreement; and (iii) the services provided by ClariVest to the Funds and the fee rates paid by Carillon to ClariVest with respect to the Funds would remain unchanged. The Board also considered that it was expected that the individuals who currently provide portfolio management services to the Funds would remain the same after the change of control, except that ClariVest’s Chief Executive Officer and Chief Investment Officer, who currently serves on each Fund’s portfolio management team, would assume the position of Senior Adviser at ClariVest and may no longer serve as a portfolio manager of the Funds.

Based on the foregoing considerations, the Board, including a majority of Trustees who are not “interested persons” of the Funds, Carillon or ClariVest, as that term is defined in the Investment Company Act of 1940, as amended, concluded that the approval of the New Agreement was in the best interests of each Fund and approved the New Agreement.

56

Principal Risks

(UNAUDITED)

Additional Information About Principal Risk Factors

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Funds. Additionally, while the portfolio managers seek to take advantage of investment opportunities that will maximize a fund’s investment returns, there is no guarantee that such opportunities will ultimately benefit the fund. There is no assurance that the portfolio managers’ investment strategy will enable a fund to achieve its investment objective. An investment in a fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following table identifies the risk factors of each fund in light of its principal investment strategies. These risk factors are explained following the table.

The Carillon Cougar Tactical Allocation Fund is a “fund of funds” that seeks to achieve its investment objective by investing its assets primarily in underlying funds. Therefore, in this section, the term “fund” may include a fund, an underlying fund, or both a fund and an underlying fund.

Risk	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Cougar Tactical Allocation Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund	Carillon Eagle Small Cap Growth Fund
Call			X
Commodities			X
Credit			X
Credit ratings			X
Emerging markets			X
Equity securities	X	X	X	X	X	X
Fixed income market			X
Focused holdings			X	X
Foreign securities		X	X	X
Fund of funds			X
Growth stocks	X	X	X	X	X	X
High-yield securities			X
Inflation			X
Initial public offerings						X
Interest rate			X
Japan		X
Liquidity		X	X
Market and Stock Market	X	X	X	X	X	X
Market timing		X	X			X
Mid-cap companies	X		X	X	X	X
Mortgage and asset-backed securities			X
Municipal securities			X
Other investment companies, including ETFs		X	X
Portfolio turnover			X
Quantitative Strategy	X	X
Redemptions			X
Sectors	X				X	X
Small-cap companies			X		X	X
U.S. Government securities and Government sponsored enterprises			X
Value stocks			X	X

57

Principal Risks

(UNAUDITED)

Risk	Carillon Scout International Fund	Carillon Scout Mid Cap Fund	Carillon Scout Small Cap Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
Credit				X	X	X
Credit ratings				X	X	X
Derivatives				X	X	X
Emerging markets	X	X	X			X
Equity securities	X	X	X
Fixed income market				X	X	X
Focused holdings			X
Foreign securities	X	X	X	X	X	X
Growth stocks	X	X	X
High-yield securities					X	X
Income				X	X	X
Interest rates				X	X	X
Issuer				X	X	X
Leverage				X	X	X
Liquidity	X			X	X	X
Market and Stock Market	X	X	X
Market timing	X		X
Maturity				X	X	X
Mid-cap companies		X	X
Mortgage and asset-backed securities				X	X	X
Portfolio turnover		X		X	X	X
Redemptions				X	X	X
Sectors			X
Short sales						X
Small-cap companies		X	X
U.S. Government securities and Government sponsored enterprises
Valuation				X	X	X
Value stocks	X	X	X

Call  |  Call risk is the possibility that, as interest rates decline to a level that is significantly lower than the rate assigned to the fixed income security, the security may be called (redeemed) prior to maturity. A fund would lose the benefit of holding a fixed income security that is paying a rate above the current market rate and would likely have to reinvest the proceeds in other fixed income securities that have lower yields.

Commodities  |  The value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. Investments in commodities, such as gold, or in commodity-linked instruments, will subject a fund’s portfolio to volatility that may also deviate from price movements in equity and fixed income securities. The value of commodity-linked instruments typically is based upon the price movements of underlying commodities and, therefore, may fluctuate widely based on a variety of both macroeconomic and commodity-specific factors. At times, these price fluctuations may be significant or rapid, and may not correlate to price movements in other asset classes. There may also be an imperfect correlation between the value of commodity-linked instruments and the underlying assets. Investments in these types of instruments may subject a fund to additional expenses.

Credit  |  A fund could lose money if the issuer of a fixed income security is unable or unwilling, or is perceived as unable or unwilling (whether by market participants, ratings agencies, pricing services or otherwise) to meet its financial obligations or goes bankrupt. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security held by a fund may decrease its value. Credit risk usually applies to most fixed income securities. U.S. government securities, especially those that are not backed by the full faith and credit of the U.S. Treasury, such as securities supported only by the credit of the issuing governmental agency or government-sponsored enterprise, carry at least some risk of nonpayment, and the maximum potential liability of the issuers of such

58

Principal Risks

(UNAUDITED)

securities may greatly exceed their current resources. There is no assurance that the U.S. government would provide financial support to the issuing entity if not obligated to do so by law. Further, any government guarantees on U.S. government securities that a fund owns extend only to the timely payment of interest and the repayment of principal on the securities themselves and do not extend to the market value of the securities themselves or to shares of the fund.

Credit Ratings  |  Ratings by nationally recognized rating agencies represent the agencies’ opinion of the credit quality of an issuer. However, these ratings are not absolute standards of quality and do not guarantee the creditworthiness of an issuer. Ratings do not necessarily address market risk and may not be revised quickly enough to reflect changes in an issuer’s financial condition.

Derivatives  |  Derivatives, such as options, futures contracts, currency forwards or swap agreements, may involve greater risks than if a fund had invested in the reference obligation directly. Derivatives are subject to general market risks, liquidity risks, interest rate risk, and credit risks. Derivatives also present the risk that the other party to the transaction will fail to perform. Derivatives also involve an increased risk of mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that a fund may not realize the intended benefits. When used for hedging, changes in the value of the derivative may also not correlate perfectly with the underlying asset, rate or index. Derivatives risk may be more significant when derivatives are used to enhance fund returns, increase liquidity, manage the duration of a fund’s portfolio and/or gain exposure to certain instruments or markets, rather than solely to hedge the risk of a position held by the fund. Derivatives can cause a fund to participate in losses (as well as gains) in an amount that significantly exceeds the fund’s initial investment. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The regulation of cleared and uncleared swap agreements, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. It is not possible to predict fully the effects of current or future regulation. Changes in government regulation of various types of derivatives instruments may make derivatives more costly or limit the availability of derivatives, which may limit or prevent a fund from using certain types of derivative instruments as part of its investment strategy; may affect the character, timing of recognition and amount of a fund’s taxable income or recognized gains or losses; or may otherwise adversely affect the value or performance of derivatives. Compared to other types of investments, derivatives may also be less tax efficient. A fund’s use of derivatives may be limited by the requirements for taxation of the fund as a regulated investment company.

Emerging Markets  |  When investing in emerging markets, the risks of investing in foreign securities discussed below are heightened. Emerging markets have unique risks that are greater than or in addition to investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Equity Securities  |  A fund’s equity securities investments are subject to stock market risk. Such investments may also expose a fund to additional risks:

•

Common Stocks. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are unrelated to the company, such as changes in interest rates, exchange rates or industry regulation. Companies that pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock.

•

Preferred Stocks. Preferred securities are subject to issuer-specific and stock market risks; however, preferred securities may be less liquid than common stocks and offer more limited participation in the growth of an issuer. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred shareholders may have only certain limited rights if distributions are not paid for a stated period, but generally have no legal recourse against the issuer and may suffer a loss of value if distributions are not paid. Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Because the rights of preferred stock on distribution of a corporation’s assets in the event of its liquidation are generally subordinated to the rights associated with a corporation’s debt securities, in the event of an issuer’s bankruptcy, there is substantial risk that there will be nothing left to pay preferred stockholders after payments, if any, to bondholders have been made. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects.

•

Convertible Securities. The investment value of a convertible security (“convertible”) is based on its yield and tends to decline as interest rates increase. The conversion value of a convertible is the market value that would be received if the convertible were converted to its underlying common stock. Since it derives a portion of its value from the common stock into which it may be converted, a convertible is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. A convertible may be subject to redemption at the option of the issuer at a price established in the convertible’s governing instrument, which may be less than the current market price of the security. Convertibles typically are “junior” securities, which means an issuer may pay interest on its non-convertible debt before it can make payments on its convertibles. In the event of a liquidation, holders of convertibles may be paid before a company’s common stockholders but after holders of a company’s senior debt obligations.

•

Depositary Receipts. A fund may invest in securities issued by foreign companies through ADRs, GDRs and EDRs. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt.

•

REITs. REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions or changes in demographic trends or tastes, increases in operating expenses, and adverse governmental, legal or regulatory action (such as changes to zoning laws, changes in interest rates, condemnation, tax increases, regulatory limitations on rents, or enforcement of or changes to environmental regulations). Shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers. REITs typically incur fees that are separate from those incurred by a fund, meaning a fund’s investment in REITs will result in the layering of expenses such that as a shareholder, a fund will indirectly bear a proportionate share of a REIT’s operating expenses.

59

Principal Risks

(UNAUDITED)

•

Rights and Warrants. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry dividend or voting rights with respect to the underlying securities or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

•

Dividend-Paying Stocks. Securities of companies that have historically paid a high dividend yield may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market. Changes to the dividend policies of companies in which a fund invests and the capital resources available for dividend payment at such companies may harm fund performance. A fund may also be harmed by changes to the favorable federal income tax treatment generally afforded to dividends.

Fixed income market  |  Fixed income market risk is the risk that the prices of, and the income generated by, fixed income securities held by a fund may decline significantly and/or rapidly in response to adverse issuer, political, regulatory, general economic and market conditions, or other developments, such as regional or global economic instability (including terrorism and related geopolitical risks), interest rate fluctuations, and those events directly involving the issuers that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. These events may lead to periods of volatility, which may be exacerbated by changes in bond market size and structure. In addition, adverse market events may lead to increased redemptions, which could cause a fund to experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.

Focused holdings  |  For funds that normally hold a core portfolio of securities of fewer companies than other more diversified funds, the increase or decrease of the value of a single security may have a greater impact on the fund’s NAV and total return when compared to other diversified funds.

Foreign securities  |  Investments in foreign securities involve greater risks than investing in domestic securities. As a result, a fund’s return and NAV may be affected by fluctuations in currency exchange rates or political or economic conditions and regulatory requirements in a particular country. Foreign markets, as well as foreign economies and political systems, may be less stable than U.S. markets, and changes in the exchange rates of foreign currencies can affect the value of a fund’s foreign assets. Foreign laws and accounting standards typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Custodial and/or settlement systems in foreign markets may not be fully developed and the laws of certain countries may limit the ability to recover assets if a foreign bank or depository or their agents goes bankrupt. Foreign securities may be less liquid than domestic securities and there may be delays in transaction settlement in some foreign markets. Over a given period of time, foreign securities may underperform U.S. securities—sometimes for years. A fund could also underperform if it invests in countries or regions whose economic performance falls short. The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change, which may lead to default or expropriation, and inadequate government oversight and accounting. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. The effect of recent, worldwide economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading and financial partners or other members of their currency bloc. Foreign security risk may also apply to ADRs, GDRs and EDRs.

The precise details and the resulting impact of the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit,” are not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of a fund’s investments in the United Kingdom and Europe.

Fund of funds  |  Because investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed in the 1940 Act and the rules thereunder if the Tactical Allocation Fund is unable to rely on an ETF’s exemptive order permitting unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, the fund may be unable to allocate its investments in the manner the sub-adviser considers prudent, or the sub-adviser may have to select an investment other than that which the sub-adviser considers suitable.

Because the Tactical Allocation Fund invests principally in underlying funds, and the fund’s performance is directly related to the performance of such underlying funds, the ability of the fund to achieve its investment objectives is directly related to the ability of the underlying funds to meet their investment objectives. The investment techniques and risk analysis used by the fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Growth stocks  |  Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors may punish the prices of stocks excessively, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-yield securities  |  Investments in securities rated below investment grade, or “junk bonds,” generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Additionally, due to the greater number of considerations involved in the selection of a fund’s securities, the achievement of a fund’s objective depends more on the skills of the portfolio manager than investing only in higher-rated securities. Therefore, your investment may experience greater volatility in price and yield. High-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

Income  |  A fund’s income could decline due to falling market interest rates. In a falling interest rate environment, a Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of a fund for any particular period.

Inflation  |  Inflation risk is the risk that the market value of securities will decrease as higher inflation shrinks the purchasing power of any affected currencies, thus causing the purchasing power not to keep pace with inflation.

Initial public offerings  |  The market value of shares sold in an initial public offering (“IPO”) may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO. The purchase of IPO shares may also involve high transaction

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costs. These offerings may produce gains that positively affect Fund performance during any given period, but such securities may not be available during other periods, or, even if they are available, may not be available in sufficient quantity to have a meaningful impact on Fund performance. They may also produce losses.

Interest rates  |  Investments in investment grade and non-investment grade fixed income securities are subject to interest rate risk. The value of a fund’s fixed income investments typically will fall when interest rates rise. A fund may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of five years, a 1% increase in interest rates could be expected to result in a 5% decrease in the value of the bond. The Federal Reserve raised the federal funds rate several times since December 2015 and may continue to increase rates in the future. Interest rates may rise significantly and/or rapidly, potentially resulting in substantial losses to the fund. During periods of very low or negative interest rates, a fund may be unable to maintain positive returns. Certain European countries and Japan have recently experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.

Issuer  |  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Japan  |  A significant portion of a fund’s total assets may be invested in the securities of Japanese issuers, in accordance with the fund’s benchmark. Japan, like many Asian countries, is still heavily dependent upon international trade and may be adversely affected by protectionist trade policies, competition from Asia’s other low-cost emerging economies, the economic conditions of its trading partners, strength of the yen, and regional and global conflicts. The domestic Japanese economy faces several concerns, including large government deficits, a shrinking workforce, and, in some cases, companies with poor corporate governance. Japan has in the past intervened in the currency markets, which could cause the value of the yen to fluctuate sharply and unpredictably. Japan is located in a part of the world that has historically been prone to natural disasters such as earthquakes and tsunamis. Relations with its neighbors, particularly China, North Korea, South Korea and Russia, have at times been strained due to territorial disputes, historical animosities and defense concerns. Japan is also heavily dependent on oil and other commodity imports, and higher commodity prices could therefore have a negative impact on the Japanese economy. These and other factors could have a negative impact on a fund’s performance and increase the volatility of an investment in a fund.

Leverage  |  Certain transactions of a fund may give rise to a form of leverage. Such transactions may include, among others, the use of buybacks, dollar rolls, and when-issued, delayed delivery or forward commitment transactions. Certain derivatives that a fund may use may create leverage. Derivatives that involve leverage can result in losses to a fund that exceed the amount originally invested in the derivatives. Certain types of leveraging transactions, such as short sales that are not “against the box,” could be subject to unlimited losses in cases where a fund, for any reason, is unable to close out the transaction. The use of leverage may cause a fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leveraging may cause a fund to be more volatile than if the fund had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of a fund’s portfolio securities.

Liquidity  |  Liquidity risk is the possibility that the fund might be unable to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the fund’s liquidity. Market developments may cause the fund’s investments to become less liquid and subject to erratic price movements. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect a fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund. The fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the fund. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates.

Market and Stock Market  |  Markets may at times be volatile and the value of a fund’s stock holdings may decline in price, sometimes significantly and/or rapidly, because of changes in prices of its holdings or a broad stock market decline. The value of a security may decline due to adverse issuer-specific conditions or general market conditions which are not specifically related to a particular company, such as real or perceived adverse political, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest or currency rates, public perceptions concerning these developments or adverse investment sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. In addition, markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in stock prices could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the United States and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial market, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

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Principal Risks

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Market timing  |  Because of specific securities a fund may invest in, it could be subject to the risk of market timing activities by fund shareholders. Some examples of these types of securities are high-yield, small-cap and foreign securities. Typically, foreign securities offer the most opportunity for these market timing activities. A fund generally prices these foreign securities using their closing prices from the foreign markets in which they trade, typically prior to a fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before a fund prices its shares. In such instances, a fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in a fund to take advantage of any price differentials that may be reflected in the NAV of a fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. There is no guarantee that Carillon Tower Advisers, Inc. (the “Manager”) and transfer agent of the Funds can detect all market timing activities.

Maturity  |  A Fund will invest in fixed income securities of varying maturities. A fixed income security’s maturity is one indication of the interest rate exposure of a security. Generally, the longer a fixed income security’s maturity, the greater the risk. Conversely, the shorter a fixed income security’s maturity, the lower the risk.

Mid-cap companies  |  Investments in mid-cap companies generally involve greater risks than investing in large-capitalization companies. Mid-cap companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. The performance of mid-cap companies can be more volatile, and their stocks less liquid, compared to larger, more established companies, which could increase the volatility of a fund’s portfolio and performance. Shareholders of a fund that invests in mid-cap companies should expect that the value of the fund’s shares will be more volatile than a fund that invests exclusively in large-cap companies. Generally, the smaller the company size, the greater these risks.

Mortgage- and asset-backed securities  |  Mortgage- and asset-backed security risk, which is possible in an unstable or depressed housing market, arises from the potential for mortgage failure or premature repayment of principal, or a delay in the repayment of principal. The reduced value of the fund’s securities and the potential loss of principal as a result of a mortgagee’s failure to repay would have a negative impact on the fund. Premature repayment of principal would make it difficult for the fund to reinvest the prepaid principal at a time when interest rates on new mortgages are declining, thereby reducing the fund’s income. Conversely, a delay in the repayment of principal could lengthen the expected maturity of the securities, thereby increasing the potential for loss when prevailing interest rates rise, which could cause the values of the securities to fall sharply. In a to-be-announced (“TBA”) mortgage-backed transaction, a fund and the seller agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller does not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a fund.

Municipal securities  |  A municipal security’s value, interest payments or repayment of principal could be affected by economic, legislative or political changes. Municipal securities are also subject to potential volatility in the municipal market and the fund’s share price, yield and total return may fluctuate in response to municipal bond market movements. Municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, as opposed to general tax revenues, may have increased risks. Changes in a municipality’s financial health may affect its ability to make interest and principal payments when due.

Other investment companies, including ETFs  |  Investments in the securities of other investment companies, including exchange-traded funds (“ETFs”) (which may, in turn invest in equities, bonds, and other financial vehicles), may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a fund becomes a shareholder of that investment company. As a result, fund shareholders indirectly bear the fund’s proportionate share of the fees and expenses paid by the other investment company, in addition to the fees and expenses fund shareholders indirectly bear in connection with the fund’s own operations. Investments in other investment companies will subject a fund to the risks of the types of investments in which the investment companies invest.

As a shareholder, a fund must rely on the other investment company to achieve its investment objective. If the other investment company fails to achieve its investment objective, the value of the fund’s investment will typically decline, adversely affecting the fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares may potentially trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a fund. Finally, because the value of ETF shares depends on the demand in the market, the portfolio manager may not be able to liquidate a fund’s holdings of ETF shares at the most optimal time, adversely affecting the fund’s performance. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Portfolio turnover  |  A fund may engage in more active and frequent trading of portfolio securities to a greater extent than certain other mutual funds with similar investment objectives. A fund’s turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover may lead to greater transaction costs, result in adverse tax consequences to investors (from increased recognition of net capital gains, which are taxable to shareholders when distributed to them) and adversely affect performance.

Quantitative Strategy Risk  |  The success of a fund’s investment strategy may depend in part on the effectiveness of a sub-adviser’s quantitative tools for screening securities. Securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis, which could adversely affect their value. A subadviser’s quantitative tools may use factors that may not be predictive of a security’s value, and any changes over time in the factors that affect a security’s value may not be reflected in the quantitative model. The sub-adviser’s stock selection can be adversely affected if it relies on insufficient, erroneous or outdated data or flawed models or computer systems.

Redemptions  |  A fund may experience periods of heavy redemptions that could cause a fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in a fund, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt a fund’s performance.

Sectors  |  Companies that are in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to change. To the extent a fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Health care sector  |  The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and

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Principal Risks

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product liability claims, among other factors. Many health care companies are (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability, (ii) subject to extensive litigation based on product liability and similar claims, and (iii) subject to competitive forces that may make it difficult to raise prices and, may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays in or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector.

Information technology sector  |  The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Short sales  |  A short sale creates the risk of a loss if the price of the underlying security increases, thus increasing the cost to a fund of buying those securities to cover the short position. The potential for greater losses may be incurred due to general market forces, such as a lack of securities available for short sellers to borrow for delivery, or increases in the price of a security sold short. A fund may lose more money than the actual cost of a short sale investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a fund.

Small-cap companies  |  Investments in small-cap companies generally involve greater risks than investing in large-capitalization companies. Companies with smaller market capitalizations generally have lower volume of shares traded daily, less liquid stock and more volatile stock prices. Companies with smaller market capitalizations also tend to have a limited product or service base and limited access to capital. Newer companies with unproven business strategies also tend to be smaller companies. The above factors increase risks and make these companies more likely to fail than companies with larger market capitalizations, and could increase the volatility of a fund’s portfolio and performance. Shareholders of a fund that invests in small-cap companies should expect that the value of the fund’s shares will be more volatile than a fund that invests exclusively in mid-cap or large-cap companies. Generally, the smaller the company size, the greater these risks.

U.S. Government securities and Government sponsored enterprises  |  A security backed by the U.S. Treasury or the full faith and credit of the United States is only guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Investments in securities issued by Government sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (1) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (2) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (3) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation; or (4) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so. In such circumstances, if the issuer defaulted, a fund may not be able to recover its investment from the U.S. Government. Like all bonds, U.S. Government securities and Government-sponsored enterprise bonds are also subject to credit risk.

Valuation  |  Securities held by a fund may be priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the fund’s Board. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.

Value stocks  |  Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market. This may result in the value stocks’ prices remaining undervalued for extended periods of time. A fund’s performance also may be affected adversely if value stocks remain unpopular with or lose favor among investors.

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To enroll, please visit carillontower.com/eDelivery

Please consider the investment objectives, risks, charges and expenses of any fund carefully before investing. Contact Carillon at 800.421.4184 or www.carillontower.com or your financial advisor for a prospectus, or summary prospectus, which contains this and other important information about the Carillon Family of Funds. Read the prospectus, or summary prospectus, carefully before you invest or send money.

This report is for the information of Shareholders of the Carillon Mutual Funds. If you wish to review additional information on the portfolio holdings of a fund, a complete schedule has been filed with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fund’s fiscal year end on Form N-Q or N-PORT (available for filings after March 31, 2019 ). These filings are available on the Commission’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330. A description of each fund’s proxy voting policies, procedures and information regarding how each fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30th of that year, is available without charge, upon request, by calling the Carillon Family of Funds, toll-free at the number above, by accessing our website at carillontower.com or by accessing the Commission’s website at www.sec.gov.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable to the Trust.

Item 6. Schedule of Investments

Included as part of report to shareholders under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the Trust.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Trust.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Trust.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the Trust’s Nominating Committee Charter, which sets forth procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees, since the Trust last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended), the Principal Executive Officer and Principal Financial Officer of the Trust have concluded that such disclosure controls and procedures are effective as of June 20, 2019.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) of the Trust that occurred during the second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Trust.

Item 13. Exhibits

(a)(1) Not applicable to semi-annual reports.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to the Trust.

(a)(4) Not applicable to the Trust

(b) The certification required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CARILLON SERIES TRUST
Date: June 20, 2019
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Trust and in the capacities and on the dates indicated.

CARILLON SERIES TRUST

Date: June 20, 2019	/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date: June 20, 2019	/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer